As filed with the Securities and Exchange Commission on April 29, 1998
                                                        ------------------------
                                                     Registration No. 333 -26209
                                                                      811 -08197

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

--------------------------------------------------------------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.
                                                   -----

                       Post-Effective Amendment No.   1
                                                    -----

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940  [X]

                              Amendment No.   2
                                            ------

                      PFL LIFE VARIABLE ANNUITY ACCOUNT A
                      -----------------------------------
                           (Exact Name of Registrant)

                           PFL LIFE INSURANCE COMPANY
                           --------------------------
                              (Name of Depositor)

            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire
                           PFL Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies


It is proposed that this filing will become effective:

_______   immediately upon filing pursuant to paragraph (b) of Rule 485

   X      on May 1, 1998 pursuant to paragraph (b) of Rule 485
-------

_______   60 days after filing pursuant to paragraph (a)(i) of Rule 485

_______   on __________ pursuant to paragraph (a)(i) of Rule 485

_______   75 days after filing pursuant to paragraph (a)(ii)

_______   on __________ pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                  Showing Location in Part A (Prospectus) and
                  Part B (Statement of Additional Information)
         of Registration Statement of Information Required by Form N-4
         -------------------------------------------------------------

                                     PART A
                                     ------

Item of Form N-4                               Prospectus Caption
----------------                               ------------------
 1.  Cover Page............................... Cover Page

 2.  Definitions.............................. Definitions

 3.  Synopsis................................. Summary; Historical
                                                  Performance Data

 4.  Condensed Financial Information.......... Condensed Financial Information;
           ...................................    Financial Statements

 5.  General Description of Registrant,
     Depositor and Portfolio Companies
      (a)  Depositor.......................... PFL Life Insurance Company
      (b)  Registrant......................... The Atlas Portfolio Builder
                                                 Accounts
      (c)  Portfolio Company.................. The Mutual Fund Account
      (d)  Fund Prospectus.................... Underlying Funds
      (e)  Voting Rights...................... Voting Rights

 6.  Deductions and Expenses
      (a)  General............................ Charges and Deductions
      (b)  Sales Load %....................... Surrender Charge
      (c)  Special Purchase Plan.............. N/A
      (d)  Commissions........................ Distribution of the Policies
      (e)  Expenses - Registrant.............. N/A
      (f)  Fund Expenses...................... Other Expenses including
           ................................... Investment
           ................................... Advisory Fees
      (g)  Organizational Expenses............ N/A

 7.  Policies
      (a)  Persons with Rights................ The Policy; Election of Payment
           ................................... Option; Annuity Payments; Annuity
           ................................... Commencement Date; Voting Rights

      (b)  (i)  Allocation of Premium
                Payments...................... Allocation of Premium Payments
           (ii) Transfers..................... Transfers
           (iii)Exchanges..................... N/A

      (c)  Changes............................ The Policy; Amendments; Annuity
           ................................... Payment Options; Premium
           ................................... Payments; Possible changes in
           ................................... taxation; Addition, Deletion, or
           ................................... Substitution of Investments


      (d)  Inquiries.......................... Summary

 8.   Annuity Period.......................... Annuity Payment Options;
           ................................... Annuity Commencement Date

 9.   Death Benefit........................... Death Benefit

10.   Purchases and Contract Value
      (a)  Purchases.......................... Policy Application and Issuance
           ................................... of Policies; Premium Payments
      (b)  Valuation.......................... Policy Value; The Mutual Fund
           ................................... Policy Value
      (c)  Daily Calculation.................. The Mutual Fund Policy Value
      (d)  Underwriter........................ Distribution of the Policies

11.   Redemptions
      (a)  By Owners.......................... Surrenders
           By Annuitant....................... N/A
      (b)  Texas ORP.......................... Restrictions Under the Texas
           ................................... Optional Retirement Program
      (c)  Check Delay........................ Payment Not Honored by Bank
      (d)  Lapse.............................. N/A
      (e)  Free Look.......................... Summary

12.   Taxes................................... Certain Federal Income Tax
           ................................... Consequences

13.   Legal Proceedings....................... Legal Proceedings

14.   Table of Contents for the
      Statement of
      Additional Information.................. Statement of Additional
                                               Information


                                     PART B
                                     ------


Item of Form N-4                                  Statement of Additional
----------------                                    Information Caption
                                                    -------------------

15.   Cover Page.............................. Cover Page

16.   Table of Contents....................... Table of Contents

17.   General Information
      and History............................. (Prospectus) PFL Life Insurance
           ................................... Company

18.   Services
      (a)  Fees and Expenses
           of Registrant...................... N/A
      (b)  Management Policies................ N/A
      (c)  Custodian.......................... Custody of Assets


           Independent
           Auditors........................... Independent Auditors
      (d)  Assets of Registrant............... Custody of Assets
      (e)  Affiliated Person.................. N/A
      (f)  Principal Underwriter.............. Distribution of the Policies

19.   Purchase of Securities
      Being Offered........................... Distribution of the Policies
      Offering Sales Load..................... N/A

20.   Underwriters............................ Distribution of the Policies;
           ................................... (also Prospectus)

21.   Calculation of Performance
      Data.................................... Historical Performance Data

22.   Annuity Payments........................ (Prospectus) Annuity Payment
                                               Options

23.   Financial Statements.................... Financial Statements



                          PART C -- OTHER INFORMATION
                          ---------------------------

Item of Form N-4                                     Part C Caption
----------------                                     --------------

24.   Financial Statements
      and Exhibits
      (a)  Financial Statements............... Financial Statements
      (b)  Exhibits........................... Exhibits

25.   Directors and Officers of
      the Depositor........................... Directors and Officers of the
                                               Depositor

26.   Persons Controlled By or Under
      Common Control with the
      Depositor or Registrant................. Persons Controlled By or Under
Common........................................    Control with the Depositor or
Registrant

27.   Number of Contractowners................ Number of Contractowners

28.   Indemnification......................... Indemnification

29.   Principal Underwriters.................. Principal Underwriters

30.   Location of Accounts
      and Records............................. Location of Accounts and Records

31.   Management Services..................... Management Services

32.   Undertakings............................ Undertakings

      Signature Page.......................... Signature Page

PROSPECTUS
                                                               MAY 1, 1998

                 THE ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY

                                Issued Through

                      PFL LIFE VARIABLE ANNUITY ACCOUNT A

                                      by

                          PFL LIFE INSURANCE COMPANY

  The Atlas Portfolio Builder Variable Annuity Policy is a Flexible Premium Variable Annuity that is offered by PFL Life Insurance Company ("PFL") through Atlas Securities, Inc. ("Atlas"). Atlas is a corporate affiliate of World Savings and Loan Association and World Savings Bank, FSB (collectively, "World Savings"). You can use the Policy to accumulate funds for retirement or other long-term financial planning purposes. You are generally not taxed on any earnings on amounts you invest until you withdraw them or begin to receive Annuity Payments. The Policy is a "variable" annuity because the value of your investments can go up or down based on the performance of mutual fund portfolios that you select. It is a flexible premium policy because after you purchase it you can generally make additional investments of any amount of $500 or more, until the Annuity Commencement Date when PFL begins making Annuity Payments to you.

  You have several investment options to choose from. They include the following variable investment options:

ATLAS INSURANCE TRUST  DREYFUS VARIABLE INVESTMENT FUND    ENDEAVOR SERIES TRUST
---------------------  --------------------------------    ---------------------
   Balanced Growth           Capital Appreciation         Dreyfus Small Cap Value
                              Disciplined Stock         T. Rowe Price Equity Income
                              Growth and Income         T. Rowe Price Growth Stock
                                 Quality Bond              Endeavor Value Equity
                                  Small Cap                  (OpCap Advisors)

  FEDERATED INSURANCE SERIES              WRL SERIES FUND, INC.
  --------------------------              ---------------------
   High Income Bond Fund II                WRL Emerging Growth
                             (Van Kampen American Capital Asset Management,
                                                  Inc.)
       Utility Fund II           WRL Global (Janus Capital Corporation)
                                 WRL Growth (Janus Capital Corporation)

  YOU AS THE OWNER OF THE POLICY, BEAR THE ENTIRE INVESTMENT RISK FOR ALL AMOUNTS THAT YOU ALLOCATE TO ANY OF THE MUTUAL FUNDS. THIS MEANS THAT YOU COULD LOSE THE AMOUNT THAT YOU INVEST. But if the mutual fund shares increase in value, then the value of your Policy will also increase.

  The Fixed Account is an additional investment option. If you invest in one of the alternatives available under the Fixed Account, then PFL guarantees to return your investment with interest at rates that PFL will declare from time to time.

  Of course, you can choose any combination of these investment options. You can also transfer amounts among these options (subject to some restrictions).

  LIKE ALL SECURITIES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  You should only purchase a Policy as a long-term investment. However, you do have access to all or some of the current cash value of your investments at any time before the Annuity Commencement Date. But, if you do withdraw cash from your Policy, there may be a surrender charge. You may also have to pay income taxes on some or all of the amount you withdraw, and if you are under the age 59 1/2 there may also be a tax penalty. Finally, there may be an interest penalty if you make a premature withdrawal from certain options within the Fixed Account (this is called an "Excess Interest Adjustment," and it could also result in your earning extra interest). PFL has the right to postpone withdrawals from the Fixed Account.

  Prospectuses for the mutual fund portfolios are attached to the back of this Prospectus. This Prospectus and the mutual fund prospectuses give you vital information about the Policies and the mutual funds. Please read them carefully before you invest. Keep them for future reference.

  PLEASE NOTE THAT THE POLICIES AND THE MUTUAL FUNDS: ARE NOT WORLD SAVINGS DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY WORLD SAVINGS OR ANY GOVERNMENT AGENCY, AND ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL.

  This Prospectus sets forth the information that a prospective purchaser should consider before purchasing a Policy. A Statement of Additional Information about the Policy and the Mutual Fund Account which has the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available at no cost to any person requesting a copy by writing Atlas or by calling 1-800-933-2852. The table of contents of the Statement of Additional Information is included at the end of this Prospectus. Additional information may also be obtained directly from PFL.

  This Prospectus and the Statement of Additional Information generally describe only the Policies and the Mutual Fund Account, except when the Fixed Account is specifically mentioned.

                            Atlas Securities, Inc.
                         794 Davis Street, PO Box 1894
                             San Leandro CA 94577

                          PFL Life Insurance Company
                      Administrative and Service Office:

         Financial Markets Division--Variable Annuity Department
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

                  Please Read This Prospectus Carefully.
                         Keep It For Future Reference.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
DEFINITIONS...............................................................   5
SUMMARY OF THE POLICY ....................................................   8
ANNUITY POLICY FEE TABLE..................................................  12
CONDENSED FINANCIAL INFORMATION...........................................  18
FINANCIAL STATEMENTS......................................................  19
HISTORICAL PERFORMANCE DATA...............................................  19
  Standardized Performance Data...........................................  19
  Non-Standardized Performance Data.......................................  20
PUBLISHED RATINGS.........................................................  23
PFL LIFE INSURANCE COMPANY................................................  24
THE ATLAS PORTFOLIO BUILDER ACCOUNTS......................................  24
  The Mutual Fund Account.................................................  24
    The Underlying Funds..................................................  24
    Addition, Deletion or Substitution of Investments.....................  27
  The Fixed Account.......................................................  28
    Guaranteed Periods....................................................  29
    One Year Fixed Option.................................................  29
    Dollar Cost Averaging.................................................  29
    Current Interest Rates................................................  29
  Transfers...............................................................  30
  Reinstatements..........................................................  31
  Telephone Transactions..................................................  31
  Dollar Cost Averaging (DCA) ............................................  31
  Asset Rebalancing.......................................................  32
THE POLICY................................................................  32
  Policy Application and Issuance of Policies--Premium Payments...........  32
    Additional Premium Payments...........................................  33
    Maximum Total Premium Payments........................................  33
    Allocation of Premium Payments........................................  33
    Payment Not Honored by Bank...........................................  33
  Policy Value............................................................  33
    The Mutual Fund Policy Value..........................................  33
  Amendments..............................................................  34
  Non-participating Policy................................................  34
DISTRIBUTIONS UNDER THE POLICY............................................  34
  Surrenders..............................................................  34
  Nursing Care and Terminal Condition Withdrawal Option...................  35
  Excess Interest Adjustments (EIA).......................................  35
  Systematic Payout Option................................................  36
  Minimum Required Distributions and Restrictions Under Qualified
   Policies...............................................................  37
  Restrictions Under the Texas Optional Retirement Program................  37
  Restrictions Under Section 403(b) Plans.................................  37
  Annuity Payments........................................................  37
    Annuity Commencement Date.............................................  37
    Election of Payment Option............................................  37
    Premium Tax...........................................................  38
    Supplementary Contract................................................  38
  Annuity Payment Options.................................................  38
    Guaranteed Values.....................................................  39
    Variable Payment Options..............................................  39
    Determination of First Variable Payment...............................  40
    Determination of Additional Variable Payments.........................  40

                                                                            PAGE
                                                                            ----
    Transfers..............................................................  40
    Tax Withholding........................................................  40
    Adjustment of Annuity Payments.........................................  41
  Death Benefit............................................................  41
    Death of Annuitant Prior to Annuity Commencement Date..................  41
    Death On or After Annuity Commencement Date............................  42
    Beneficiary............................................................  42
  Death of Owner...........................................................  42
CHARGES AND DEDUCTIONS.....................................................  43
  Surrender Charge.........................................................  43
  Mortality and Expense Risk Fee...........................................  43
  Administrative Charge....................................................  44
  Premium Taxes............................................................  44
  Federal, State and Local Taxes...........................................  44
  Transfer Fee.............................................................  44
  Other Expenses Including Investment Advisory Fees........................  44
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................  45
  Tax Status of Policy.....................................................  45
  Taxation of Annuities....................................................  46
DISTRIBUTION OF THE POLICIES...............................................  50
VOTING RIGHTS..............................................................  51
YEAR 2000 MATTERS..........................................................  51
LEGAL PROCEEDINGS..........................................................  52
STATEMENT OF ADDITIONAL INFORMATION........................................  53
APPENDIX A.................................................................  54

                                  DEFINITIONS

  Accumulation Unit--An accounting unit of measure used in calculating the Policy Value in the Mutual Fund Account before the Annuity Commencement Date.

  Adjusted Policy Value--An amount equal to the Policy Value increased or decreased by any Excess Interest Adjustments.

  Administrative and Service Office--PFL Life Insurance Company, Financial Markets Division--Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

  Annuitant--The person entitled to receive Annuity Payments after the Annuity Commencement Date and during whose life any Annuity Payments involving life contingencies will continue.

  Annuity Commencement Date--The date upon which Annuity Payments are to commence. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the policy month starting after the Annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

  Annuity Payment Option or Payment Option--A method of receiving a stream of Annuity Payments selected by the Owner.

  Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity Payment after the Annuity Commencement Date.

  Atlas--Atlas Securities, Inc. A registered broker/dealer and the exclusive selling agent for the Atlas Portfolio Builder Variable Annuity.

  Asset Rebalancing--The process by which the Owner may authorize automatic transfers of amounts among the Subaccounts of the Separate Account and the One Year Fixed Option periodically to maintain a desired allocation of the Policy Value among these Investment Options.

  Beneficiary--The person who has the right to the death benefit set forth in the Policy.

  Business Day--Any day when the New York Stock Exchange is open for business.

  Cash Value--The Policy Value, increased or decreased by any Excess Interest Adjustment, less the Surrender Charge, if any.

  Code--The Internal Revenue Code of 1986, as amended.

  Cumulative Free Percentage--The percentage (as applied to the Cumulative Premium Payments) which is available to the Owner free of any Surrender Charge.

  Current Interest Rate--The interest rate or rates currently guaranteed to be credited on amounts allocated to the Fixed Account. The effective annual interest rate will always equal or exceed a minimum of 3%.

  Dollar Cost Averaging--The process by which the Owner may elect to systematically transfer amounts from the One Year Fixed Option in order to invest them in the Mutual Fund Account.

  Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL, will constitute Due Proof of Death.

  Excess Interest Adjustment--A positive or negative adjustment to amounts partially withdrawn, to amounts surrendered by the Owner from the Fixed Account Guaranteed Period Options, or to amounts applied to Annuity Payment Options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by or an amount was transferred to the Guaranteed Period Option. The Excess Interest Adjustment can either decrease or increase the amount to be received by the Owner upon surrender or commencement of Annuity Payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

  Fixed Account--A group of Investment Options under the Policy, other than the Mutual Fund Account, which is part of the general assets of PFL that are not in separate accounts.

  Fixed Annuity Payments--Payments made pursuant to an Annuity Payment Option which do not fluctuate in amount.

  Gross Partial Withdrawal--The total amount which will be deducted from the Policy Value as a result of each partial withdrawal.

  Guaranteed Period Options--The various guaranteed interest rate periods which may be offered by PFL under the Fixed Account into which Premium Payments may be paid or amounts transferred.

  Investment Options--Any of the Guaranteed Period Options of the Fixed Account, the One Year Fixed Option, and any of the Subaccounts of the Mutual Fund Account.

  Mutual Fund Account--The PFL Life Variable Annuity Account A, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, (the "1940 Act"), as amended, to which Premium Payments under the Policies may be allocated.

  Nonqualified Policy--A Policy other than a Qualified Policy.

  One Year Fixed Option--An account in the Fixed Account into or from which Premium Payments may be paid or amounts transferred, and which may be used for Dollar Cost Averaging, Asset Rebalancing other transfers and partial withdrawals.

  PFL--PFL Life Insurance Company, the issuer of the Policies.

  Policy--One of the Atlas Portfolio Builder Variable Annuity policies offered by this Prospectus.

  Policy Anniversary--Each anniversary of the Policy Date.

  Policy Date--The date shown on the Policy data page attached to the Policy and the date on which the Policy becomes effective.

  Policy Owner or Owner--The person who may exercise all rights and privileges under the Policy. The Owner during the lifetime of the Annuitant and prior to the Annuity Commencement Date is the person designated as the Owner or a Successor Owner in the application.

  Policy Value--On or before the Annuity Commencement Date, this is an amount equal to (a) the Premium Payments; minus (b) partial withdrawals taken (including any applicable Excess Interest Adjustments and Surrender Charges on such partial withdrawals); plus (c) interest credited in the Fixed Account; plus or minus (d) accumulated gains or losses in the Mutual Fund Account (including applicable fees and charges); minus (e) any applicable premium or other taxes and transfer fees, if any.

  Policy Year--Each 12-month period beginning on the Policy Date shown on the Policy data page and each Policy Anniversary thereafter.

  Premium Payment--An amount paid to PFL by the Policy Owner or on the Policy Owner's behalf as consideration for the benefits provided by the Policy.

  Qualified Policy--A Policy issued in connection with retirement plans that qualify for special Federal income tax treatment under the Code.

  Subaccount--A subdivision within the Mutual Fund Account, the assets of which are invested in a specified Portfolio of the Underlying Funds.

  Successor Policy Owner--A person appointed by the Policy Owner to succeed to ownership of the Policy in the event of the death of the Policy Owner (if the Policy Owner is not the Annuitant) before the Annuity Commencement Date.

  Surrender Charge--The applicable contingent deferred sales charge, assessed on certain surrenders or partial withdrawals of Premium Payments to cover expenses relating to the sale of the Policies.

  Systematic Payout Option--A process by which the Owner may elect to receive periodic automatic payments to be made from the Policy Value subject to certain requirements.

  Underlying Funds--The portfolios of the Atlas Insurance Trust, the Dreyfus Variable Investment Fund, the Endeavor Series Trust, Federated Insurance Series and the WRL Series Fund, Inc., that are described in this Prospectus.

  Valuation Period--The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of values. Such determination is made as of the close of trading on the New York Stock Exchange on each Business Day.

  Variable Annuity Payments--Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Mutual Fund Account.

  Written Notice or Written Request--Written notice, signed by the Owner, that gives PFL the information it requires and is received at the Administrative and Service Office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

                          SUMMARY OF THE POLICY

  The following summary is intended to provide a brief overview of the Policy. More detailed information can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE POLICY

  The Atlas Portfolio Builder Variable Annuity is a tax-deferred flexible premium variable annuity policy which can be purchased on a non-tax qualified basis or with the proceeds from certain plans qualifying for special federal income tax treatment. The Policy gives the Owner the ability to accumulate funds on a tax-deferred basis and to receive periodic annuity payments on a variable basis, a fixed basis, or a combination of both. The Owner allocates the Premium Payments among the various options available under the Mutual Fund Account and the Fixed Account. The Policy is intended for long-term purposes, such as retirement, and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts (IRAs).

THE ACCOUNTS

  The Mutual Fund Account. The Mutual Fund Account is a separate account of PFL, which has dedicated a number of subaccounts to the Policy that invest exclusively in shares of a corresponding portfolio of the Atlas Insurance Trust, the Dreyfus Variable Investment Fund, the Endeavor Series Trust ("Endeavor"), Federated Insurance Series, and the WRL Series Fund, Inc. ("WRL"). The following Portfolios are available, as shown under the various managers or subadvisers to the portfolios:

  Managed by Atlas Advisers, Inc.:
  .Balanced Growth

  Managed by The Dreyfus Corporation:
  .Capital Appreciation
  .Disciplined Stock

  .Growth and Income
  .Quality Bond
  .Small Cap
  .Small Cap Value (Endeavor)

  Managed by Federated Advisers:
  .High Income Bond Fund II
  .Utility Fund II

  Managed by Janus Capital Corporation:

  .WRL Global

  .WRL Growth

  Managed by OpCap Advisors:

  .Endeavor Value Equity

  Managed by T. Rowe Price Associates, Inc.:
  .Equity Income (Endeavor)
  .Growth Stock (Endeavor)

  Managed by Van Kampen American Capital Asset Management, Inc.:

  .WRL Emerging Growth

  The Policy Value will depend on the investment experience of the selected Subaccounts. The Owner bears the entire investment risk with respect to Premium Payments allocated to, and amounts transferred to, the Mutual Fund Account. (See "THE ATLAS PORTFOLIO BUILDER ACCOUNTS--The Mutual Fund Account" p. 24.)

  The Fixed Account. The Fixed Account guarantees a minimum effective annual interest rate of 3% on: Premium Payments and transfers to, less partial withdrawals and transfers from, that Account. Upon surrender, PFL guarantees return of at least the Premium Payments made to, less prior partial withdrawals and transfers from the Fixed Account. PFL will always offer a Current Interest Rate which will be guaranteed for at least one year from the date of the Premium Payment or transfer, although certain Dollar Cost Averaging programs may run for shorter periods. PFL may, in its sole discretion, declare a higher Current Interest Rate from time-to-time. PFL may offer optional guaranteed interest rate periods into which Premium Payments may be made or amounts transferred. PFL also offers a One Year Fixed Option with a one-year interest rate guarantee. There will be no Excess Interest Adjustments on transfers, partial withdrawals or surrenders from the One Year Fixed Option. Systematic Dollar Cost Averaging transfers will also be allowed from the One Year Fixed Option. (See "THE ATLAS PORTFOLIO BUILDER ACCOUNTS-- The Fixed Account" p. 28.)

PREMIUM PAYMENTS

  A Nonqualified Policy may be purchased with a minimum initial Premium Payment of $5,000, and a Qualified Policy generally may be purchased with a minimum initial Premium Payment of $2,000. For 403(b) annuities, PFL must receive the initial Premium Payment (in any amount selected by the Owner) within ninety (90) days following the Policy Date or the Policy will be canceled. An Owner may make additional Premium Payments of at least $500 each at any time before the Annuity Commencement Date. The maximum total Premium Payments allowed without prior approval of PFL is $1,000,000. Unless otherwise required by applicable law, at the time of each Premium Payment no charges or fees are deducted, so the entire Premium Payment is invested immediately. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 43 and "CHARGES AND DEDUCTIONS--Premium Taxes," p. 44.)

  The Owner must allocate the initial Premium Payment among the various Investment Options according to allocation percentages in the Policy application or transmittal form. Any allocation must be in whole percents, and the total allocation must equal 100%. Allocations specified by the Owner for the Initial Premium Payment will be used for additional Premium Payments unless the Owner requests a change in allocation. Allocations of additional Premium Payments may be changed by sending Written Notice to Atlas. Changes in allocations will not be effective until they are received at PFL's Administrative and Service Office. (See "THE POLICY-- Policy Application and Issuance of Policies--Premium Payments," p. 32.)

RIGHT TO CANCEL PERIOD

  The Owner may, until the end of the period of time specified in the Policy (the Right to Cancel period), examine the Policy and return it for a refund. The applicable period will depend on the state in which the Policy is issued. In most states the period is ten days after the Policy is delivered to the Owner. Several states allow for a longer period to return the Policy. The amount of the refund will also depend on the state in which the Policy is issued. Ordinarily the amount of the refund will be the Policy Value. However, some states may require a return of the Premium Payments, or the greater of the Premium Payments or the Policy Value. PFL will pay the refund within seven days after it receives written notice of cancellation and the returned Policy. The Policy will then be deemed void.

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

  An Owner can transfer values from any one of the Investment Options to any other Investment Option, subject to the limits established by PFL. Transfers of funds among Investment Options are only allowed as follows:

  . Before the Guaranteed Period ends, a maximum amount equal to the interest credited to any of the Guaranteed Period Options may be transferred ("interest transfers"). No Excess Interest Adjustment will apply to interest transfers. PFL's interest crediting rates on amounts in the Fixed Account, however, are determined using a "first-in first-out" ("FIFO") method, and interest transfers may affect the credited rate on the remaining amounts. There is a $50 minimum for each interest transfer.

  . When any Guaranteed Period ends, Policy Values may be transferred to any of the other Investment Options. No Excess Interest Adjustment will apply to these transfers.

  . Dollar Cost Averaging transfers from the One Year Fixed Account Option may be made to one or more other Investment Options (subject to limits established by PFL).

  . Transfers other than Dollar Cost Averaging transfers from the One Year
    Fixed Option may be made to one or more Subaccounts of the Mutual Fund Account. Each such transfer must be at least $500.

  . The minimum amount that may be transferred from a Subaccount of the Mutual Fund Account to any other Investment Option is the lesser of $500 or the entire Subaccount value. PFL reserves the right to include the remaining Subaccount value in the transfer if the remaining value is less than $500.

  (See "THE ATLAS PORTFOLIO BUILDER ACCOUNTS--Transfers," p. 30, and "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 35.) Transfers currently may be made either by telephone or by sending Written Notice to Atlas. (See "THE ATLAS PORTFOLIO BUILDER ACCOUNTS--Telephone Transactions," p. 31.)

  PFL reserves the right to impose a $10 fee for each transfer in excess of 12 transfers per Policy Year. At the present time, however, PFL does not charge for transfers. (See "THE ATLAS PORTFOLIO BUILDER ACCOUNTS--Transfers," p. 30.)

SURRENDERS AND PARTIAL WITHDRAWALS

  The Owner may elect to surrender the Policy or make a partial withdrawal from the Policy ($250 minimum) in exchange for a cash payment from PFL at any time prior to the earlier of the Annuitant's death or the Annuity Commencement Date. A surrender or partial withdrawal may be subject to deductions for Surrender Charges and Excess Interest Adjustments. (See "CHARGES AND DEDUCTIONS," p. 43.) A surrender or partial withdrawal request must be made by Written Request, and a request for a partial withdrawal must specify the Investment Options from which the withdrawal is requested. There is currently no limit on the frequency or timing of partial withdrawals. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 34). For Qualified Policies the retirement plan or applicable law may restrict or penalize withdrawals. In addition to the applicable charges and deductions under the Policy, surrenders and partial withdrawals may be subject to premium taxes, income taxes and a 10% Federal penalty tax.

NURSING CARE AND TERMINAL CONDITION WITHDRAWAL OPTION

  If the Annuitant, Annuitant's spouse, Owner or Owner's spouse (only the Annuitant or Annuitant's spouse if the Owner is not a natural person): (1) has been confined in a hospital or nursing facility for 30 consecutive days or (2) has been diagnosed as having a terminal condition as defined in the Policy or endorsement, (generally a life expectancy of not more than 12 months) then partial withdrawals or surrenders may be taken with no Surrender Charge or Excess Interest Adjustment. (This benefit may not be available in New Jersey. See the Policy or endorsement for details.) (See "DISTRIBUTIONS UNDER THE POLICY--Nursing Care and Terminal Condition Withdrawal Option," p. 35).

CHARGES AND DEDUCTIONS

  Surrender Charge. In order to permit investment of the entire Premium Payment, PFL does not deduct sales or other charges at the time the Policy is purchased, (although in some states, a premium tax charge may be deducted). However, a Surrender Charge of up to 7% of the Premium Payment is imposed on certain surrenders or partial withdrawals of Premium Payments in order to cover expenses relating to the distribution of the Policies. A Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. The applicable Surrender Charge is based on the Policy Year. There will be no Surrender Charge imposed five or more years after the Policy Date. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 43.)

  In each Policy Year the Owner may request partial withdrawals ($250 minimum) of up to 10% of the Cumulative Premium Payments free of Surrender Charges. The amount that may be taken free of Surrender Charges each Policy Year is cumulative. This is referred to as the "Cumulative Free Percentage." That is, Cumulative Free Percentages which are not taken are carried forward and are available to be taken in following Policy Years free of Surrender Charges. Cumulative Free Percentage withdrawals that have been previously taken will reduce the Cumulative Free Percentage that is available. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 34.) Amounts withdrawn in the first five Policy Years in excess of the available Cumulative Free Percentage will be subject to a Surrender Charge.

  Excess Interest Adjustment. Full surrenders, partial withdrawals and amounts applied to a Payment Option from the Guaranteed Period Options of the Fixed Account prior to the end of the Guaranteed Period, and which are in excess of the cumulative interest credited up to the time of the withdrawal, are subject to an Excess Interest adjustment. Depending upon rates of interest being offered by PFL, the effect of an Excess Interest Adjustment could eliminate all interest in excess of the minimum guaranteed effective annual interest rate of 3%, or it could result in the crediting of additional interest. (See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustments," p. 35.)

  Account Charges. PFL deducts a daily charge equal to a percentage of the net assets in the Mutual Fund Account for the mortality and expense risks assumed by PFL. The effective annual rate of this charge is 1.25%. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Fee," p. 43.)

  PFL also deducts a daily Administrative Charge from the net assets of the Mutual Fund Account to partially cover expenses incurred by PFL in connection with the administration of the Account and the Policies. The effective annual rate of this charge is .15% of the value of the Mutual Fund Account's net assets. (See "CHARGES AND DEDUCTIONS--Administrative Charge," p. 44.)

  PFL guarantees that the account charges for mortality and expense risks and administrative expenses will not exceed a total of 1.40%. These account charges are not applied to amounts in the Fixed Account.

  Taxes. PFL may incur premium taxes relating to the Policies. When permitted by state law, PFL will not deduct any premium taxes related to a particular Policy from the Policy Value until withdrawal of Policy Value, payment of the death benefit, or the Annuity Commencement Date. Premium taxes currently range from 0% to 3.50% of Premium Payments. (See "CHARGES AND DEDUCTIONS--Premium Taxes," p. 44.)

  No charges are currently made against any of the Accounts for federal, state, or local income taxes. Should PFL determine that any such taxes be imposed with respect to any of the Accounts, PFL may deduct such taxes from amounts held in the relevant Account. (See "CHARGES AND DEDUCTIONS--Federal, State and Local Taxes," p. 44.)

  Charges Against the Underlying Funds. The value of the net assets of the Subaccounts of the Mutual Fund Account will reflect the investment advisory fees and other expenses incurred by the Underlying Funds.

  Expense Data. The charges and deductions are summarized in the following tables. This tabular information regarding expenses assumes that the entire Policy Value is in the Mutual Fund Account.

                         ANNUITY POLICY FEE TABLE

POLICY OWNER TRANSACTION
 EXPENSES
Sales Load On Purchase
 Payments................        0
Maximum Surrender Charge
 (as a % of Premium
 Payment
 Surrendered)(/1/).......        7%
Surrender Fees...........        0
Service Charge...........       None
Transfer Fee(/2/)........ Currently No Fee

                         SEPARATE ACCOUNT ANNUAL EXPENSES
                          (AS A PERCENTAGE OF ACCOUNT VALUE)
                         Mortality and Expense Risk Fees....  1.25%
                         Administrative Charge..............  0.15%
                                                              -----
                         TOTAL SEPARATE ACCOUNT ANNUAL
                          EXPENSES..........................  1.40%

PORTFOLIO ANNUAL EXPENSES(/3/)(/4/)

(as a percentage of average net assets, after waivers and reimbursements)

                                                                  TOTAL PORTFOLIO
                              MANAGEMENT/      OTHER   RULE 12B-1     ANNUAL
                          ADMINISTRATIVE FEES EXPENSES    FEES       EXPENSES
                          ------------------- -------- ---------- ---------------
ATLAS
 Balanced Growth(/5/)...         0.10%          0.40%     --            0.50%
THE DREYFUS CORPORATION
 Capital Appreciation...         0.75%          0.05%     --            0.80%
 Disciplined Stock......         0.75%          0.27%     --            1.02%
 Growth & Income........         0.75%          0.05%     --            0.80%
 Quality Bond...........         0.65%          0.10%     --            0.75%
 Small Cap..............         0.75%          0.03%     --            0.78%
 Small Cap Value
  (End.)(/6/)...........         0.80%          0.11%     --            0.91%
FEDERATED ADVISERS
 High Income Bond
  Fund II...............         0.51%         0.29%      --           0.80%
 Utility Fund II........         0.48%         0.37%      --           0.85%
JANUS CAPITAL CORP.
 WRL Global(/7/)........         0.80%         0.20%      --           1.00%
 WRL Growth(/7/)........         0.80%         0.07%      --           0.87%
OPCAP ADVISORS
 End. Value Equi-
  ty(/6/)...............         0.80%         0.09%      --           0.89%
T. ROWE PRICE ASSOCI-
 ATES, INC.
 Equity Income
  (End.)(/6/)...........         0.80%         0.14%      --           0.94%
 Growth Stock
  (End.)(/6/)...........         0.80%         0.16%      --           0.96%
VAN KAMPEN AMERICAN CAP-
 ITAL
 WRL Emerging
  Growth(/7/)...........         0.80%         0.13%      --           0.93%

-------------------------

(1) The Surrender Charge is decreased based on the number of years since the Policy Date, from 7% in the first Policy Year to 0% in the sixth Policy Year. If applicable, a Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. (See "DISTRIBUTIONS UNDER THE POLICIES--Surrenders," p. 34.)

(2) The Surrender Charge and Transfer Fee, if any is imposed, apply to each Policy, regardless of how Policy Value is allocated between the Mutual Fund Account and the Fixed Account. Mutual Fund Account Annual Expenses do not apply to the Fixed Account.

(3) The fee table information relating to the Underlying Funds was provided to PFL by the Underlying Funds, relative to the year ended December 31, 1997, and PFL has not independently verified such information. (See "CHARGES AND DEDUCTIONS--Other Expenses Including Investment Advisory Fees," p. 44.)

(4) Net of advisory fee waivers or expense reimbursements by the respective investment adviser. Without such waivers or reimbursements, the total underlying fund annual expenses for the fiscal year ended December 31, 1997, would have been as follows: Dreyfus Capital Appreciation portfolio-- 1.00%; Dreyfus Disciplined Stock portfolio--0.96%; Federated High Income Bond Fund II--1.39%; and Federated Utility Fund II--1.36%.

(5) Atlas Advisers, Inc. has agreed to reduce its advisory fee and assume expenses of the Balanced Growth Portfolio to the extent necessary to limit the Portfolio's total direct annual operating expenses to 0.50%. The Portfolio will also indirectly bear its pro rata share of fees and expenses incurred by the underlying Atlas Funds. The prospectus for the Portfolio provides specific information on the fees and expenses of the Portfolio and the expense ratios for each of the underlying Atlas Funds in which the Portfolio will invest. The range of the average weighted expense ratio for the Portfolio, including such indirect expenses is expected to be 1.62% to 1.74%. A range is provided since the average assets of the Portfolio invested in each of the underlying Atlas Funds will fluctuate. Without fee reductions and expense absorptions by Atlas Advisers, during the fiscal period ended December 31, 1997, the Portfolio's ratio of expenses to average net assets (annualized) would have been 2.82%.

(6) Endeavor Investment Advisers has agreed, until terminated by it, to assume expenses of the Portfolios that exceed the following rates: Endeavor Value Equity--1.30%; Dreyfus Small Cap Value--1.30%; T. Rowe Price Equity Income--1.30%; T. Rowe Price Growth Stock--1.30%. The fee table information relating to the Underlying Funds was provided to PFL by the Underlying Funds, and PFL has not independently verified such information.

(7) Effective January 1, 1997, the WRL Series Fund, Inc. adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Distribution Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the WRL Series Fund, Inc. Under the Distribution Plan, the WRL Series Fund, Inc., on behalf of the WRL Growth Portfolio, the WRL Global Portfolio and the WRL Emerging Growth Portfolio is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it would not seek payment by the WRL Series Fund, Inc. of distribution expenses with respect to any portfolio (including the WRL Growth, WRL Global and WRL Emerging Growth Portfolios) during the fiscal year ending December 31, 1998. Owners will be notified in advance prior to ISI's seeking such reimbursement in the future.

Examples

    1. If the Policy is surrendered at the end of the applicable time period:

                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                  ------ ------- ------- --------
      Atlas Advisers, Inc.
        Balanced Growth
         Subaccount (1).........   $82    $102    $123     $222
      The Dreyfus Corporation
        Capital Appreciation
         Subaccount.............   $86    $112    $140     $257
        Disciplined Stock
         Subaccount.............   $87    $114    $144     $266
        Growth and Income
         Subaccount.............   $85    $110    $136     $250
        Quality Bond
         Subaccount.............   $84    $108    $133     $244
        Small Cap Subaccount....   $85    $110    $137     $251
        Small Cap Value
         Subaccount (Endeavor)..   $86    $114    $144     $265
      Federated Advisers
        High Income Bond Fund II
         Subaccount.............   $85    $111    $138     $253
        Utility Fund II
         Subaccount.............   $86    $112    $140     $258
      Janus Capital Corporation
        WRL Global Subaccount...   $87    $117    $148     $274
        WRL Growth Subaccount...   $86    $113    $142     $261
      OpCap Advisors
        Endeavor Value Equity
         Subaccount.............   $86    $114    $143     $263
      T. Rowe Price Associates,
       Inc.
        Equity Income Subaccount
         (Endeavor).............   $87    $115    $145     $268
        Growth Stock Subaccount
         (Endeavor).............   $87    $116    $146     $270
      Van Kampen American
       Capital Asset
       Management, Inc.
        WRL Emerging Growth
         Subaccount.............   $87    $115    $145     $267

    2. If the Policy is annuitized at the end of the applicable time period:

                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                  ------ ------- ------- --------
      Atlas Advisers, Inc.
        Balanced Growth
         Subaccount (1).........   $19     $60    $103     $222
      The Dreyfus Corporation
        Capital Appreciation
         Subaccount.............   $23     $70    $120     $257
        Disciplined Stock
         Subaccount.............   $24     $72    $124     $266
        Growth and Income
         Subaccount.............   $22     $68    $116     $250
        Quality Bond
         Subaccount.............   $21     $66    $113     $244
        Small Cap Subaccount....   $22     $68    $117     $251
        Small Cap Value
         Subaccount (Endeavor)..   $23     $72    $124     $265
      Federated Advisers
        High Income Bond Fund II
         Subaccount.............   $22     $69    $118     $253
        Utility Fund II
         Subaccount.............   $23     $70    $120     $258
      Janus Capital Corporation
        WRL Global Subaccount...   $24     $75    $128     $274
        WRL Growth Subaccount...   $23     $71    $122     $261
      OpCap Advisors
        Endeavor Value Equity
         Subaccount.............   $23     $72    $123     $263
      T. Rowe Price Associates,
       Inc.
        Equity Income Subaccount
         (Endeavor).............   $24     $73    $125     $268
        Growth Stock Subaccount
         (Endeavor).............   $24     $74    $126     $270
      Van Kampen American
       Capital Asset
       Management, Inc.
        WRL Emerging Growth
         Subaccount.............   $24     $73    $125     $267

    3. If the Policy is not surrendered or annuitized:

                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                  ------ ------- ------- --------
      Atlas Advisers, Inc.
        Balanced Growth
         Subaccount (1).........   $19     $60    $103     $222
      The Dreyfus Corporation
        Capital Appreciation
         Subaccount.............   $23     $70    $120     $257
        Disciplined Stock
         Subaccount.............   $24     $72    $124     $266
        Growth and Income
         Subaccount.............   $22     $68    $116     $250
        Quality Bond
         Subaccount.............   $21     $66    $113     $244
        Small Cap Subaccount....   $22     $68    $117     $251
        Small Cap Value
         Subaccount (Endeavor)..   $23     $72    $124     $265
      Federated Advisers
        High Income Bond Fund II
         Subaccount.............   $22     $69    $118     $253
        Utility Fund II
         Subaccount.............   $23     $70    $120     $258
      Janus Capital Corporation
        WRL Global Subaccount...   $24     $75    $128     $274
        WRL Growth Subaccount...   $23     $71    $122     $261
      OpCap Advisors
        Endeavor Value Equity
         Subaccount.............   $23     $72    $123     $263
      T. Rowe Price Associates,
       Inc.
        Equity Income Subaccount
         (Endeavor).............   $24     $73    $125     $268
        Growth Stock Subaccount
         (Endeavor).............   $24     $74    $126     $270
      Van Kampen American
       Capital Asset
       Management, Inc.
        WRL Emerging Growth
         Subaccount.............   $24     $73    $125     $267

--------

(1) These examples do not include the portion of the expenses incurred by each of the underlying Atlas Funds which are indirectly borne by the Portfolio.

  The above tables are intended to assist the Owner in understanding the costs and expenses of the Mutual Fund Account and the Underlying Funds that the Owner will bear, directly or indirectly. These include the 1997 expenses of the Underlying Funds. (See "CHARGES AND DEDUCTIONS," p. 43, and the Underlying Funds' prospectuses.) In addition to the expenses listed above, premium taxes, currently ranging from 0% to 3.50% of Premium Payments may be applicable.

  THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE. THE FIGURES AND DATA FOR UNDERLYING FUND ANNUAL EXPENSES HAVE BEEN PROVIDED BY THE UNDERLYING FUNDS FOR 1997 AND PFL HAS NOT INDEPENDENTLY VERIFIED THEIR ACCURACY.

DEATH BENEFIT

  In the event that the Annuitant who is not the Owner dies prior to the Annuity Commencement Date, the Owner will become the Annuitant unless the Owner specifically requests on the application or in a Written Request that the death benefit be paid upon the Annuitant's death and PFL agrees to such an election. If the Annuitant is also the Owner, upon receipt of proof that the Annuitant has died before the Annuity Commencement Date, the Death Benefit is calculated and is payable to the Beneficiary when we receive an election of the method of settlement and return of the Policy.

  The amount of the Death Benefit will depend on the state where the Policy is purchased and the age(s) of the Annuitant(s) on the Policy Date. The death benefit is equal to the greatest of: (1) the Policy Value on the date PFL receives due proof of the Annuitant's death and an election of a method of settlement; (2) the Cash Value on the date PFL receives due proof of the Annuitant's death and an election of a method of settlement; and (3) the Guaranteed Minimum Death Benefit, plus any additional Premium Payments received less any Gross Partial Withdrawals, from the date of the Annuitant's death to the date of payment of death proceeds.

  PFL guarantees that the Death Benefit will be at least a minimum amount (the "Guaranteed Minimum Death Benefit") as follows: When all of the Annuitants are younger than age 75 on the Policy Date, the Guaranteed Minimum Death Benefit is the greater of a "5% Annually Compounding" Death Benefit or a "Step-Up" Death Benefit. The "5% Annually Compounding" Death Benefit is equal to: (a) the total Premium Payments; minus (b) Adjusted Partial Withdrawals, (as described below); plus (c) interest accumulated at 5% per year from the Premium Payment or withdrawal date to the earlier of the Annuitant's date of death or the Annuitant's 76th birthday. The "Step-Up" Death Benefit is equal to (a) the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant's date of death or prior to the Annuitant's 76th birthday; plus (b) any Premium Payments subsequent to the date of the Policy Anniversary with the largest Policy Value; minus (c) any Adjusted Partial Withdrawals (as described below), subsequent to the date of the Policy Anniversary with the largest Policy Value.

  When any Annuitant is age 75 or older on the Policy Date, the Guaranteed Minimum Death Benefit is a "Return of Premium" Death Benefit, which is equal to: (a) the total Premium Payments; minus (b) Adjusted Partial Withdrawals, (as described below) as of the Annuitant's date of death.

  A partial withdrawal will reduce the Guaranteed Minimum Death Benefit by an amount referred to as the "Adjusted Partial Withdrawal." Each Adjusted Partial Withdrawal is equal to the Gross Partial Withdrawal multiplied by an Adjustment Factor.

  The Adjustment Factor is equal to: the amount of the death proceeds prior to the partial withdrawal; divided by the Policy Value prior to the partial withdrawal.

  The Death Benefit is not paid on the death of an Owner if the Owner is not the Annuitant. If an Owner who is not the Annuitant dies before the Annuity Commencement date, the amount payable under the Policy upon surrender will be the Policy Value increased or decreased by any applicable Excess Interest Adjustment.

  If the age or sex of an Annuitant has been misstated, the death benefit will be that which the Premium Payments would have purchased for the correct age or sex of that Annuitant.

VARIATIONS IN POLICY PROVISIONS

  Certain provisions of the Policies may vary from the descriptions in this Prospectus in order to comply with different state laws. See the Policy itself for variations. Any such state variations will be included in the Policy itself or in riders or endorsements attached to the Policy.

  New Jersey residents: Annuity payments must begin on or before the Policy Anniversary that is closest to the Annuitant's 70th birthday or the 10th Policy Anniversary, whichever occurs last. The Owner may not select a Guaranteed Period Option that would extend beyond that date. The Owner's options at the Annuity Commencement Date are to elect a lump sum payment, or elect to receive annuity payments under one of the Fixed Payment Options. New Jersey residents cannot elect Variable Payment Options. Consult your agent and the policy form itself for details regarding these and other terms applicable to policies sold in New Jersey.

FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN THE POLICY

  With respect to Owners who are natural persons, there should be no federal income tax on increases in the Policy Value until a distribution under the Policy occurs (e.g., a surrender, partial withdrawal or Annuity Payment) or is deemed to occur (e.g., a pledge or assignment of a Policy). Generally, a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient elects otherwise. In addition, a penalty tax may apply to certain distributions or deemed distributions under the Policy. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 45.)

REQUEST FOR INFORMATION

  Any telephone requests and inquiries should be made to Atlas at 1-800-933-
2852.

  Any Written Notices or Written Requests should be sent to the following address:

                            Atlas Securities, Inc.
                         794 Davis Street, PO Box 1894
                             San Leandro CA 94577

  Written Notices or Written Requests may also be sent to:

                          PFL Life Insurance Company
                      Administrative and Service Office:

         Financial Markets Division--Variable Annuity Department
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

  Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this Prospectus and in the Statement of Additional Information and in the prospectuses for the Underlying Funds and in the Policy, all of which should be referred to for more detailed information. This Prospectus generally describes only the Policy and the Mutual Fund Account. Separate prospectuses describe the Underlying Funds. (There is no prospectus for the Fixed Account since interests in the Fixed Account are deemed not to be securities. See "THE ATLAS PORTFOLIO BUILDER ACCOUNTS--The Fixed Account," p. 28.)

                      CONDENSED FINANCIAL INFORMATION

  The Accumulation Unit Values and the number of Accumulation Units outstanding for each Mutual Fund Subaccount from the date of inception are shown in the following tables.

                                                                    NUMBER OF
                                    ACCUMULATION    ACCUMULATION  ACCUMULATION
                                    UNIT VALUE AT   UNIT VALUE AT   UNITS AT
                                  BEGINNING OF YEAR  END OF YEAR   END OF YEAR
                                  ----------------- ------------- -------------
 ATLAS ADVISERS, INC.
   Balanced Growth Subaccount
   1997(/1/) ....................     $1.000000       $0.983756   3,469,693.985
 THE DREYFUS CORPORATION
   Capital Appreciation
  Subaccount
   1997(/1/).....................     $1.000000       $1.009698     605,501.874
   Disciplined Stock Subaccount
   1997(/1/).....................     $1.000000       $1.019838     247,060.402
   Growth and Income Subaccount
   1997(/1/).....................     $1.000000       $0.993285     201,499.858
   Quality Bond Subaccount
   1997(/1/).....................     $1.000000       $1.024710     377,687.374
   Small Cap Subaccount
   1997(/1/).....................     $1.000000       $0.941704     397,321.058
   Small Cap Value Subaccount
  (Endeavor)
   1997(/1/).....................     $1.000000       $1.851229      89,867.657
 FEDERATED ADVISERS
   High Income Bond Fund II
  Subaccount
   1997(/1/).....................     $1.000000       $1.016935     178,054.703
   Utility Fund II Subaccount
   1997(/1/).....................     $1.000000       $1.125700      64,830.195
 JANUS CAPITAL CORPORATION
   WRL Global Subaccount
   1997(/1/).....................     $1.000000       $0.955350     704,269.755
   WRL Growth Subaccount
   1997(/1/).....................     $1.000000      $19.665157      12,277.088
 OPCAP ADVISORS
   Endeavor Value Equity
  Subaccount
   1997(/1/).....................     $1.000000       $2.086130      44,448.849
 T. ROWE PRICE ASSOCIATES, INC.
   Equity Income Subaccount (En-
  deavor)
   1997(/1/).....................     $1.000000       $1.925022     156,951.014
   Growth Stock Subaccount
  (Endeavor)
   1997(/1/).....................     $1.000000       $2.043487      98,880.797
 VAN KAMPEN AMERICAN CAPITAL
 ASSET
 MANAGEMENT, INC.
   WRL Emerging Growth Subaccount
   1997(/1/).....................     $1.000000       $0.943400     126,110.341

--------

(/1/Period)from September 30, 1997 through December 31, 1997.

                             FINANCIAL STATEMENTS

  The financial statements of PFL and the Mutual Fund Account, and the independent auditors' report thereon are contained in the Statement of Additional Information which is available free upon request to Atlas.

                          HISTORICAL PERFORMANCE DATA

STANDARDIZED PERFORMANCE DATA

  From time to time, PFL and Atlas may advertise historical yields and total returns for the Subaccounts of the Mutual Fund Account. These figures will be calculated according to standardized methods prescribed by the SEC. These yields and total returns will be based on historical returns only and are not intended to indicate future performance.

  The yield of a Subaccount of the Mutual Fund Account for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

  The total return of a Subaccount of the Mutual Fund Account refers to return quotations assuming an investment under a Policy has been held in the Subaccount for various periods of time including a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a Subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the Subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. In addition to the Standard data discussed above, similar performance data for other periods may also be shown.

  The yield and total return calculations for a Subaccount do not reflect the effect of any premium taxes that may be applicable to a particular Policy. The yield calculations also do not reflect the effect of any Surrender Charge that may be applicable to a particular Policy. To the extent that any or all of a premium tax and/or Surrender Charge is applicable to a particular Policy, the yield and/or total return of that Policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained free from Atlas upon request.

  Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the Subaccounts, September 30, 1997, to December 31, 1997, and for the one and five year periods ended December 31, 1997 are shown below. Total returns shown reflect deductions for the Mortality and Expense Risk Fee and Administrative Charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                     AVERAGE ANNUAL TOTAL RETURNS (1)

                                                  INCEPTION
                              ONE YEAR FIVE YEAR   OF THE        SUBACCOUNT
                               ENDED     ENDED   SUBACCOUNT      INCEPTION
SUBACCOUNT                    12/31/97 12/31/97  TO 12/31/97        DATE
----------                    -------- --------- ----------- ------------------
Atlas Advisers, Inc.
  Balanced Growth
   Subaccount................   N/A       N/A       (7.94%)  September 30, 1997
The Dreyfus Corporation
  Capital Appreciation
   Subaccount................   N/A       N/A       (5.32%)  September 30, 1997
  Disciplined Stock
   Subaccount................   N/A       N/A       (4.30%)  September 30, 1997
  Growth and Income
   Subaccount................   N/A       N/A       (6.98%)  September 30, 1997
  Quality Bond Subaccount....   N/A       N/A       (3.81%)  September 30, 1997
  Small Cap Subaccount.......   N/A       N/A      (12.17%)  September 30, 1997
  Small Cap Value Subaccount
   (Endeavor)................   N/A       N/A      (12.31%)  September 30, 1997
Federated Advisers
  High Income Bond Fund II
   Subaccount................   N/A       N/A       (4.59%)  September 30, 1997
  Utility Fund II
   Subaccount................   N/A       N/A        6.36%   September 30, 1997
Janus Capital Corporation
  WRL Global Subaccount......   N/A       N/A      (10.80%)  September 30, 1997
  WRL Growth Subaccount......   N/A       N/A      (10.41%)  September 30, 1997
OpCap Advisors
  Endeavor Value Equity
   Subaccount................   N/A       N/A       (4.47%)  September 30, 1997
T. Rowe Price Associates,
 Inc.
  Equity Income Subaccount
   (Endeavor)................   N/A       N/A       (2.66%)  September 30, 1997
  Growth Stock Subaccount
   (Endeavor)................   N/A       N/A       (3.62%)  September 30, 1997
Van Kampen American Capital
 Asset Management, Inc.
  WRL Emerging Growth
   Subaccount................   N/A       N/A      (12.00%)  September 30, 1997

--------

(1) The calculation of total return performance for periods prior to inception of the Subaccounts reflects deductions for the Mortality and Expense Risk Fee and Administrative Charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Subaccounts had actually been in existence since the inception of the Portfolio.

NON-STANDARDIZED PERFORMANCE DATA

  PFL may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a Subaccount of the Mutual Fund Account. The non-standard performance data may assume that no Surrender Charge is applicable, and may also make other assumptions such as the amount invested in a Subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

  All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information, a copy of which may be obtained from the Administrative and Service Office upon request.

  The following non-standardized average annual total return figures are based on the assumption that the Policy is not surrendered, and therefore the Surrender Charge is not imposed.

                       AVERAGE ANNUAL TOTAL RETURNS (1)

                      (ASSUMING NO SURRENDER CHARGE)

                                                  INCEPTION
                              ONE YEAR FIVE YEAR   OF THE        SUBACCOUNT
                               ENDED     ENDED   SUBACCOUNT      INCEPTION
SUBACCOUNT                    12/31/97 12/31/97  TO 12/31/97        DATE
----------                    -------- --------- ----------- ------------------
Atlas Advisers, Inc.
  Balanced Growth
   Subaccount................   N/A       N/A       (1.62%)  September 30, 1997
The Dreyfus Corporation
  Capital Appreciation
   Subaccount................   N/A       N/A        0.97%   September 30, 1997
  Disciplined Stock
   Subaccount................   N/A       N/A        1.98%   September 30, 1997
  Growth and Income
   Subaccount................   N/A       N/A       (0.67%)  September 30, 1997
  Quality Bond Subaccount....   N/A       N/A        2.47%   September 30, 1997
  Small Cap Subaccount.......   N/A       N/A       (5.83%)  September 30, 1997
  Small Cap Value Subaccount
   (Endeavor)................   N/A       N/A       (5.97%)  September 30, 1997
Federated Advisers
  High Income Bond Fund II
   Subaccount................   N/A       N/A        1.69%   September 30, 1997
  Utility Fund II
   Subaccount................   N/A       N/A       12.57%   September 30, 1997
Janus Capital Corporation
  WRL Global Subaccount......   N/A       N/A       (4.47%)  September 30, 1997
  WRL Growth Subaccount......   N/A       N/A       (4.08%)  September 30, 1997
OpCap Advisors
  Endeavor Value Equity
   Subaccount................   N/A       N/A        1.81%   September 30, 1997
  T. Rowe Price Associates,
   Inc.
  Equity Income Subaccount
   (Endeavor)................   N/A       N/A        3.62%   September 30, 1997
  Growth Stock Subaccount
   (Endeavor)................   N/A       N/A        2.66%   September 30, 1997
Van Kampen American Capital
 Asset Management, Inc.
  WRL Emerging Growth
   Subaccount................   N/A       N/A       (5.66%)  September 30, 1997

--------
(1) The calculation of total return performance for periods prior to inception of the Subaccounts reflects deductions for the Mortality and Expense Risk Fee and Administrative Charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Subaccounts had actually been in existence since the inception of the Portfolio.

  Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying Portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic performance includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the performance of the applicable Portfolio and the assumption that the applicable Subaccount was in existence for the same period as the Portfolio with a level of charges equal to those currently assessed under the Policies. This data is not intended to indicate future performance.

  For instance, as shown in the table below, PFL Life may disclose average annual total returns for the Portfolios reduced by all fees and charges under the Policy, as if the Policy had been in existence since the inception of the Portfolio. Such fees and charges include the Mortality and

Expense Risk Fee, Administrative Charge and Surrender Charges. Such data assumes a complete surrender of the Policy at the end of the period; therefore the Surrender Charge is deducted.

  The following information is also based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 1997, were as follows:

           ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS (1)

                                                                 CORRESPONDING
                                                   10 YEAR OR      PORTFOLIO
                                   1 YEAR  5 YEAR  INCEPTION     INCEPTION DATE
                                   ------  ------  ----------  ------------------
Atlas Advisers, Inc.
  Balanced Growth Subaccount......   N/A     N/A     (7.94%)   September 30, 1997
The Dreyfus Corporation
  Capital Appreciation
   Subaccount..................... 21.07%    N/A     18.21%    April 5, 1993
  Disciplined Stock Subaccount.... 24.53%    N/A     26.45%    May 1, 1996
  Growth and Income Subaccount....  9.22%    N/A     22.83%    May 2, 1994
  Quality Bond Subaccount.........  2.40%   6.87%     8.08%    August 31, 1990
  Small Cap Subaccount............  9.76%  24.41%    42.02%    August 31, 1990
  Small Cap Value Subaccount
   (Endeavor)..................... 18.47%    N/A     14.08%    May 4, 1993
Federated Advisers
  High Income Bond Fund II
   Subaccount.....................  6.84%    N/A      8.93%    February 2, 1994
  Utility Fund II Subaccount...... 19.64%    N/A     13.29%    April 14, 1994
Janus Capital Corporation
  WRL Global Subaccount........... 11.74%  18.69%    18.73%    December 3, 1992
  WRL Growth Subaccount........... 10.55%  12.64%    16.93%(2) October 2, 1986
OpCap Advisors
  Endeavor Value Equity
   Subaccount..................... 17.81%    N/A     17.33%    May 27, 1993
T. Rowe Price Associates, Inc.
  Equity Income Subaccount
   (Endeavor)..................... 21.28%    N/A     23.90%    January 3, 1995
  Growth Stock Subaccount
   (Endeavor)..................... 21.57%    N/A     26.47%    January 3, 1995
Van Kampen American Capital
 Asset Management, Inc.
  WRL Emerging Growth Subaccount.. 14.45%    N/A     18.72%    March 1, 1993

--------

(1) The calculation of total return performance for periods prior to inception of the Subaccounts reflects deductions for the Mortality and Expense Risk Fee and Administrative Charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Subaccounts had actually been in existence since the inception of the Portfolio.

(2) Ten Year return.

  The following non-standardized adjusted historical average annual total return figures are based on the assumption that the Policy is not surrendered, and therefore the following figures assume that the Surrender Charge is not imposed.

             ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS (1)
                        (ASSUMING NO SURRENDER CHARGE)

                                                                 CORRESPONDING
                                                  10 YEAR OR  PORTFOLIO INCEPTION
                                  1 YEAR  5 YEAR  INCEPTION          DATE
                                  ------  ------  ----------  -------------------
Atlas Advisers, Inc.
  Balanced Growth Subaccount.....   N/A     N/A     (1.62%)   September 30, 1997
The Dreyfus Corporation
  Capital Appreciation
   Subaccount.................... 26.30%    N/A     18.21%    April 5, 1993
  Disciplined Stock Subaccount... 29.72%    N/A     28.92%    May 1, 1996
  Growth and Income Subaccount... 14.61%    N/A     22.95%    May 2, 1994
  Quality Bond Subaccount........  7.89%   6.87%     8.08%    August 31, 1990
  Small Cap Subaccount........... 15.15%  24.41%    42.02%    August 31, 1990
  Small Cap Value Subaccount
   (Endeavor).................... 23.74%    N/A     14.12%    May 4, 1993
Federated Advisers
  High Income Bond Fund II
   Subaccount.................... 12.27%    N/A      9.35%    February 2, 1994
  Utility Fund II Subaccount..... 24.89%    N/A     13.61%    April 14, 1994
Janus Capital Corporation
  WRL Global Subaccount.......... 17.11%  18.69%    18.73%    December 3, 1992
  WRL Growth Subaccount.......... 15.92%  12.64%    16.93%(2) October 2, 1986
OpCap Advisors
  Endeavor Value Equity
   Subaccount.................... 23.09%    N/A     17.33%    May 27, 1993
T. Rowe Price Associates, Inc.
  Equity Income Subaccount
   (Endeavor).................... 26.51%    N/A     24.45%    January 3, 1995
  Growth Stock Subaccount
   (Endeavor).................... 26.80%    N/A     26.95%    January 3, 1995
Van Kampen American Capital
 Asset Management, Inc.
  WRL Emerging Growth
   Subaccount.................... 19.77%    N/A     18.72%    March 1, 1993

--------
(1) The calculation of total return performance for periods prior to inception of the Subaccounts reflects deductions for the Mortality and Expense Risk Fee and Administrative Charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Subaccounts had actually been in existence since the Inception of the Portfolio.
(2) Ten Year return.

  All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information, a copy of which may be obtained free from PFL's Administrative and Service office upon request.

                               PUBLISHED RATINGS

  PFL may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service, and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL and they should not be considered as bearing on the investment performance of assets held in the Mutual Fund Account or of the safety or riskiness of an investment in the Mutual Fund Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations such as debt or commercial paper obligations.

                          PFL LIFE INSURANCE COMPANY

  PFL Life Insurance Company ("PFL"), 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001, is a stock life insurance company. It was incorporated under the name NN Investors Life Insurance Company, Inc. under the laws of the State of Iowa on April 19, 1961. It is principally engaged in the sale of life insurance and annuity policies, and is licensed in the District of Columbia, Guam, and in all states except New York. As of December 31, 1997, PFL had assets of approximately $8.7 billion. PFL is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON n.v. of the Netherlands, the securities of which are publicly traded. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

                     THE ATLAS PORTFOLIO BUILDER ACCOUNTS

  Premium Payments made under a Policy may be allocated to the Mutual Fund Account, to the Fixed Account, or to a combination of these Accounts.

THE MUTUAL FUND ACCOUNT

  The Mutual Fund Account is registered with the SEC under the 1940 Act as a unit investment trust and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the Mutual Fund Account or PFL.

  The Mutual Fund Account was established as a separate investment account of PFL under the laws of the State of Iowa on February 17, 1997. The Mutual Fund Account receives and currently invests the Premium Payments under the Policies that are allocated to it for investment only in shares of the Underlying Funds.

  The Mutual Fund Account currently has dedicated fifteen Subaccounts to the Policy. Additional Subaccounts may be established in the future at the discretion of PFL. Each Subaccount invests exclusively in shares of one of the Portfolios of the Underlying Funds. Under Iowa law, the assets of the Mutual Fund Account are owned by PFL but they are held separately from the other assets of PFL. To the extent that these assets are attributable to the Policy Value of the Policies, these assets are not chargeable with liabilities incurred in any other business operation of PFL. Income, gains, and losses incurred on the assets in the Subaccounts of the Mutual Fund Account, whether or not realized, are credited to or charged against that Subaccount without regard to other income, gains or losses of any other Account or Subaccount of PFL. Therefore, the investment performance of any Subaccount should be entirely independent of the investment performance of PFL's general account assets or any other Account or Subaccount maintained by PFL.

  The Underlying Funds. The available Subaccounts of the Mutual Fund Account currently invest exclusively in shares of the Underlying Funds. Each of the Underlying Funds are diversified, open-end management investment companies, except for the Atlas Insurance Trust. Although the Atlas Insurance Trust is a "nondiversified" investment company, because it invests in a limited number of mutual funds, the underlying Atlas Funds in which it invests are themselves diversified investment companies.

  Certain information concerning the Underlying Funds is set forth below. More detailed information may be found in the Underlying Funds' current prospectuses, which accompany or precede this Prospectus, and the Underlying Funds' current statements of additional information. The following description is qualified in its entirety by reference to each Underlying Fund's prospectus and statement of additional information where more detailed information may be found.

  The fifteen Portfolios offered by the Underlying Funds provide a range of investment alternatives that vary according to the different investment objectives described in the Underlying Funds' prospectuses and summarized below. The assets of each Portfolio are separate from the others, and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Each of the Portfolios may not be available for investment in every state.

  The ATLAS BALANCED GROWTH PORTFOLIO seeks long-term growth of capital, and moderate current income. The Portfolio is designed to provide broad one-step diversification among equity, fixed income, and money market securities. The Portfolio is a "fund of funds" that diversifies its assets within set limits among several underlying Atlas Funds. The Portfolio's strategy of investment in other mutual funds results in greater expenses than may be incurred by investing in the underlying Atlas Funds directly. However, the underlying Atlas Funds are not available through the purchase of variable annuity contracts.

  The DREYFUS CAPITAL APPRECIATION PORTFOLIO seeks to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This portfolio invests primarily in the common stocks of domestic and foreign issuers.

  The DREYFUS DISCIPLINED STOCK PORTFOLIO seeks to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. This portfolio will use quantitative statistical modeling techniques and fundamental research to construct a portfolio in an attempt to achieve its investment objective, without assuming undue risk relative to the broad stock market.

  The DREYFUS GROWTH AND INCOME PORTFOLIO seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This portfolio invests primarily in equity securities of domestic and foreign issuers. The Portfolio may also invest in debt securities and money market instruments of domestic and foreign issuers.

  The DREYFUS QUALITY BOND PORTFOLIO seeks to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This portfolio invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and U.S. major banking institutions.

  The DREYFUS SMALL CAP PORTFOLIO seeks to maximize capital appreciation. This portfolio invests primarily in common stocks of domestic and foreign issuers. This portfolio will be particularly alert to companies that The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services or processes which would enhance prospects for growth in future earnings.

  The DREYFUS SMALL CAP VALUE PORTFOLIO (ENDEAVOR) seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $750 million, provided that under normal market conditions at least 75% of the portfolio's investments will be in equity securities of companies with capitalizations at the time of purchase between $150 million and $1.5 billion.

  The FEDERATED HIGH INCOME BOND FUND II PORTFOLIO seeks high current income. The portfolio endeavors to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fixed income securities in which the Fund intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.

  The FEDERATED UTILITY FUND II PORTFOLIO seeks moderate capital appreciation and high current income by investing in a professionally-managed, diversified portfolio of utility company equity and debt securities. The portfolio is actively managed to help reduce interest rate risk through the use of convertible securities.

  The ENDEAVOR VALUE EQUITY PORTFOLIO MANAGED BY OPCAP ADVISORS seeks long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the portfolio's investment advisor to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings.

  The WRL GLOBAL PORTFOLIO MANAGED BY JANUS CAPITAL CORPORATION seeks long-term growth of capital in a manner consistent with preservation of capital, primarily through investments in common stocks of foreign and domestic issuers. The portfolio seeks to invest in companies on a worldwide basis, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. Realization of income is not a significant investment consideration and any income realized on the portfolio's investments will, therefore, be incidental to the portfolio's objective.

  The WRL GROWTH PORTFOLIO MANAGED BY JANUS CAPITAL CORPORATION seeks growth of capital. The portfolio will invest substantially all of its assets in common stocks when the subadviser believes that the relevant market environment favors profitable investing in those securities. Common stock investments are selected in industries and companies that the subadviser believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The subadviser's analysis and election process focuses on stocks issued by companies with earnings growth potential. In particular, the Growth Portfolio intends to buy stocks with earnings growth potential that may not be recognized by the market. Securities are selected solely for their growth potential; investment income is not a consideration.

  The T. ROWE PRICE EQUITY INCOME PORTFOLIO (ENDEAVOR) seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the portfolio emphasizes companies with favorable prospects for increasing dividend income, and secondarily, capital appreciation. Over time, the income component (dividends and interest earned) of the portfolio's investments is expected to be a significant contributor to the portfolio's total return. The portfolio's yield is expected to be significantly above that of the Standard & Poor's 500 Composite Stock Price Index. Total return will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).

  The T. ROWE PRICE GROWTH STOCK PORTFOLIO (ENDEAVOR) seeks long-term growth of capital and to increase dividend income through investment primarily in common stocks of well-established growth companies. A growth company is defined by the portfolio's investment adviser as one which: (1) has demonstrated historical growth of earnings faster than the growth of inflation and the economy in general; and (2) has indications of being able to continue this growth pattern in the future. Total return will consist primarily of capital appreciation or depreciation and secondarily of dividend income.

  The WRL EMERGING GROWTH PORTFOLIO MANAGED BY VAN KAMPEN AMERICAN CAPITAL ASSET MANAGEMENT, INC. seeks capital appreciation. The portfolio seeks to achieve its objective by investing primarily in common stocks of small and medium sized companies. Under normal conditions, at least 65% of the portfolio's total assets will be invested in common stocks of small and medium sized companies, both domestic and foreign, in the early stages of their life cycle, that the portfolio's sub-adviser believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also involve certain special risks. Emerging growth companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

  THERE IS NO ASSURANCE THAT ANY OF THE UNDERLYING FUNDS' PORTFOLIOS WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

  The investment adviser for the Atlas Insurance Trust is Atlas Advisers, Inc., a subsidiary of Golden West Financial Corporation.

  The Dreyfus Variable Investment Fund's investment adviser is The Dreyfus Corporation, a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

  The Endeavor Series Trust's investment adviser is Endeavor Investment Advisers, which is a general partnership of which Endeavor Management Co. is the managing partner. Endeavor Management Co. holds a 50.01% interest in Endeavor Investment Advisers. AUSA Financial Markets, Inc., an affiliate of PFL, holds the remaining 49.99% interest.

  Federated Insurance Series was originally established as "Insurance Management Series" in 1993. The investment adviser for the fund is Federated Advisers.

  WRL Series Fund, Inc.'s investment adviser is WRL Investment Management, Inc., a direct, wholly owned subsidiary of Western Reserve Life Assurance Co. of Ohio, Inc., which is an affiliate of PFL.

  The Underlying Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Premium Payments to a particular Subaccount. The Underlying Funds are not limited to selling their shares to the Mutual Fund Account and are permitted to accept investments from any separate account of an insurance company and qualified retirement plans. Since the Portfolios of the Underlying Funds are available to registered separate accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of the Mutual Fund Account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including PFL, agree to take any necessary steps, including removing their separate accounts from the Underlying Funds, to resolve the matter. See the Underlying Funds' prospectuses for further details.

  PFL may receive expense reimbursements or other revenues from the Underlying Funds, their portfolios or their investment advisers. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL or the Mutual Fund Account invests in the Underlying Funds.

  Addition, Deletion, or Substitution of Investments. PFL cannot and does not guarantee that any of the Subaccounts or portfolios will always be available for Premium Payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the Mutual Fund Account and its investments. PFL reserves the right to eliminate the shares of any Portfolio held by a Subaccount and to substitute shares of another Portfolio of the Underlying Funds, or of another registered open-end management investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in PFL's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Mutual Fund Account. To the extent required by the 1940 Act, substitutions of shares attributable to an Owner's interest in a Subaccount will not be made without prior notice to the Owner and the prior approval of the SEC. Nothing contained herein shall prevent the Mutual Fund Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of requests made by Owners.

  New Subaccounts may be established when, in the discretion of PFL and Atlas, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by PFL and Atlas. Each additional Subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. PFL may also eliminate one or more Subaccounts if, PFL and Atlas determine that, marketing, tax, investment or other conditions warrant such change. In the event any Subaccount is eliminated, PFL and Atlas will notify Owners and request a reallocation of the amounts invested in the eliminated Subaccount. If no such reallocation is provided by the Owner, PFL will reinvest the amounts invested in the eliminated Subaccount in another Subaccount, that PFL deems to be appropriate.

  In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, the Mutual Fund Account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, PFL also may (1) transfer the assets of the Mutual Fund Account associated with the Policies to another account or accounts, (2) restrict or eliminate any voting rights of Owners or other persons who have voting rights as to the Mutual Fund Account, (3) create new mutual fund accounts, (4) add new Subaccounts to or remove existing Subaccounts from the Mutual Fund Account, or combine Subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

THE FIXED ACCOUNT

  This Prospectus is generally intended to serve as a disclosure document only for the Policy and the Mutual Fund Account. For complete details regarding the Fixed Account, see the Policy itself.

  Premium Payments allocated and amounts transferred to the Fixed Account become part of the general account of PFL, which supports insurance and annuity obligations. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. PFL has been advised that while the staff of the SEC has not reviewed the disclosures in this Prospectus which relate to the Fixed Account, the disclosures may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made in the Prospectus.

  The Fixed Account is part of the general assets of PFL, other than those in the Mutual Fund Account or in any other segregated asset account. The Policy Owner may allocate Premium Payments to the Fixed Account at the time of Premium Payment or by additional transfers from the Mutual Fund Account. Rather than the Policy Owner bearing the investment risk, as is the case for Policy Value allocated to the Mutual Fund Account, PFL bears the full investment risk for all Policy Value allocated to the Fixed Account. PFL has sole discretion to invest the assets of its general account, including the Fixed Account, subject to applicable law. While PFL bears the full investment risk for all Policy Value in the Fixed Account, all guaranteed rates or benefits are subject to PFL's claims-paying ability.

  Premium Payments applied to, and any amounts transferred to, the Fixed Account will reflect a fixed interest rate. The interest rates PFL sets will be credited for increments of at least one year measured from each Premium Payment or transfer date. These rates will never be less than an effective annual interest rate of 3%.

  Upon surrender of the Policy the Owner will receive at least the Premium Payments applied to, less prior partial withdrawals and transfers from the Fixed Account.

  Guaranteed Periods. PFL may offer optional guaranteed interest rate periods ("Guaranteed Period Options" or "GPOs") into which Premium Payments may be paid or amounts transferred. Currently, PFL offers Guaranteed Period Options for periods of 5 or 7 years. The current interest rate PFL sets for funds placed in each Guaranteed Period Option will apply to those funds until the end of the Guaranteed Period. At the end of the Guaranteed Period, the Premium Payment or amount transferred into the Guaranteed Period Option less any partial withdrawals or transfers from that Guaranteed Period Option, including the effect of any Excess Interest Adjustment or Surrender Charge due to partial withdrawals prior to the end of the Guaranteed Period, plus accrued interest, will be rolled into a new Guaranteed Period Option.

  The Owner may choose the Guaranteed Period Option into which the funds are to be placed by giving PFL notice within 30 days before the end of the expiring Guaranteed Period. In the absence of such election, the new Guaranteed Period will be the same as the expiring one. If that Guaranteed Period Option is no longer offered by PFL, the next shorter Guaranteed Period Option then being offered will be used. If there is not a shorter Guaranteed Period Option being offered, PFL will roll the funds into the One Year Fixed Option.

  Surrenders or partial withdrawals from a Guaranteed Period Option prior to the end of the Guaranteed Period and which are in excess of the cumulative interest credited at the time of, but prior to, the withdrawal are subject to an Excess Interest Adjustment on the amount withdrawn. See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 35.) Transfers of amounts up to the cumulative interest credited up to the time of the transfer are allowed with no Excess Interest Adjustment. No other transfers from any Guaranteed Period Option to any other Investment Option will be allowed prior to the end of the Guaranteed Period. (See "Transfers," p. 30.)

  For purposes of crediting interest, the oldest Premium Payment or transfer into a Guaranteed Period Option within the Fixed Account, plus interest allocable to that Premium Payment or transfer, is considered to be withdrawn first; the next oldest Premium Payment or transfer plus interest is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure).

  One Year Fixed Option. PFL will offer a One Year Fixed Option, into which Premium Payments may be paid or amounts transferred. The current interest rate PFL sets for funds entering this option is guaranteed for one year. Surrenders, partial withdrawals and transfers from the One Year Fixed Option to any of the other Investment Options are permitted without incurring any Excess Interest Adjustments. In addition, Dollar Cost Averaging transfers are only available from the One Year Fixed Option.

  Dollar Cost Averaging. Transfers under a Dollar Cost Averaging program will not be subject to an Excess Interest Adjustment. Dollar cost averaging requires regular investment regardless of fluctuating prices and does not guarantee profits nor prevent losses in a declining market. Before electing this option, individuals should consider their financial ability to continue transfers through periods of both high and low price levels. (See "THE ATLAS PORTFOLIO BUILDER ACCOUNTS--Dollar Cost Averaging" p. 29.)

  Current Interest Rates. PFL periodically will establish an applicable Current Interest Rate for each of the Guaranteed Period Options and the One Year Fixed Option within the Fixed Account. Current Interest Rates may be changed by PFL frequently or infrequently depending on interest rates on investments available to PFL and other factors as described below, but once established, the rate will be guaranteed for the duration of the Option. However, any amount withdrawn or transferred from a Guaranteed Period Option may be subject to an Excess Interest Adjustment, except at the end of the Guaranteed Period. (See "DISTRIBUTIONS UNDER THE POLICY-- Excess Interest Adjustment," p. 35.)

  The Current Interest Rate will not be less than an effective rate of 3% per year, regardless of any application of the Excess Interest Adjustment. PFL has no specific formula for determining the rate of interest that it will declare as a Current Interest Rate, as this rate will be reflective of interest rates available on the types of debt instruments in which PFL intends to invest amounts allocated to the Fixed Account. In addition, PFL's management may consider other factors in determining Current Interest Rates for a particular Guaranteed Period including but not limited to: regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and consultation with Atlas regarding competitive factors. There is no obligation to declare a rate in excess of 3%; the Policy Owner assumes the risk that declared rates will not exceed 3%. PFL has complete discretion to declare any rate of at least 3%, regardless of market interest rates, the amounts earned by PFL on its investments, or any other factors.

  PFL'S MANAGEMENT HAS COMPLETE AND SOLE DISCRETION TO DETERMINE THE CURRENT INTEREST RATES. PFL CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE CURRENT INTEREST RATES, EXCEPT THAT PFL GUARANTEES THAT FUTURE EFFECTIVE INTEREST RATES WILL NOT BE BELOW 3% PER YEAR.

TRANSFERS

  Prior to the Annuity Commencement Date, an Owner can transfer Policy Values from any Investment Option to another within certain limits. Subject to the limitations and restrictions described below, transfers from an Investment Option may be made, up to thirty days prior to the Annuity Commencement Date, by sending Written Notice, signed by the Owner, to Atlas.

  Transfers currently may be made without charge as often as the Owner wishes, subject to the minimum dollar amounts specified below. PFL reserves the right to limit these transfers to no more than 12 per Policy Year in the future or to charge up to $10 per transfer in excess of 12 per Policy Year.

  Transfers of funds among Investment Options are only allowed as follows:

 . Before the Guaranteed Period ends, a maximum amount equal to the interest credited to any of the Guaranteed Period Options may be transferred ("interest transfers"). No Excess Interest Adjustment will apply to interest transfers. PFL's interest crediting rates on amounts in the Fixed Account, however, are determined using a "first-in first-out" ("FIFO") method, and interest transfers may affect the credited rate on the remaining amounts. There is a $50 minimum for each interest transfer.
 . When any Guaranteed Period ends, Policy Values may be transferred to any of the other Investment Options. No Excess Interest Adjustment will apply to these transfers. PFL will provide notice of the termination of the Guaranteed Period Option, and at least a 30-day period in which to elect an Investment Option.
 . Dollar Cost Averaging transfers from the One Year Fixed Account Option may be made to one or more other Investment Options (subject to limits established by PFL).
 .  Transfers other than Dollar Cost Averaging transfers from the One Year
   Fixed Option may be made to one or more Subaccounts of the Mutual Fund Account. Each such transfer must be at least $500.
 .  The minimum amount that may be transferred from a Subaccount of the Mutual
   Fund Account to any other Investment Option is the lesser of $500 or the entire Subaccount value. PFL reserves the right to include the remaining Subaccount value in the transfer if the remaining value is less than $500.

  After the Annuity Commencement Date, transfers out of the Fixed Account are not permitted. The Owner may transfer the value of the variable annuity units from one Subaccount to another within the Mutual Fund Account, or to the Fixed Account. The minimum amount that may be transferred is the lesser of $10 monthly income or the entire monthly income of the variable annuity units in the Subaccount from which the transfer is being made. If the monthly income of the remaining units in a Subaccount is less than $10, PFL reserves the right to include the value of those variable annuity units as part of the transfer. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payment Options," p. 38.)

  Transfers may be made by telephone, subject to the provisions described below under "Telephone Transactions."

REINSTATEMENTS

  Requests are occasionally received by PFL to reinstate funds which had been transferred to another life insurance company pursuant to a Section 1035 exchange or trustee-to-trustee transfer under the Code. In this situation PFL will require the Owner to replace the same total dollar amount of funds in the applicable Subaccounts and/or Fixed Accounts as was taken from them to effect the exchange. The total dollar amount of funds reapplied to the Mutual Fund Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit values at the date of reinstatement (within two days of the date the funds are received by PFL). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the exchange. Amounts reapplied to the Fixed Account will be entitled to receive the interest rate they would otherwise have received had they not been withdrawn. However, an adjustment will be made to the amount reapplied to compensate PFL for the additional interest credited during the period of time between the withdrawal and the reapplication of the funds. Owners should consult a qualified personal tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

TELEPHONE TRANSACTIONS

  Owners may make transfers and change the allocation of additional Premium Payments by telephone if "Telephone Transfer/Reallocation Authorization" has been requested on the Policy application or subsequent authorization by the Owner by appropriate Written Request. PFL and Atlas will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. However, PFL and Atlas will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If either PFL or Atlas fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equipment for the protection of the Owner. The Owner, when making telephone requests, will be required to provide the Owner's social security number, or other information for identification purposes.

  Telephone requests must be received by Atlas no later than 1:00 p.m. Pacific (4:00 p.m. Eastern) time in order to receive same-day pricing of the transaction.

  The telephone transaction privilege may be discontinued at any time as to some or all Owners and PFL may require written confirmation of a telephone transaction request at its discretion.

DOLLAR COST AVERAGING (DCA)

  Under the Dollar Cost Averaging program, prior to the Annuity Commencement Date, the Owner can instruct PFL to automatically transfer a dollar amount specified by the Owner from the One Year Fixed Option to any other Subaccount or Subaccounts of the Mutual Fund Account. The automatic transfers can occur monthly or quarterly and will occur on the 28th day of the month. If the DCA request is received prior to the 28th day of any month, the first transfer will occur on the 28th day of that month. If the DCA request is received on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month.

  Dollar Cost Averaging results in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer Accumulation Units when the Accumulation Unit value is high. However, there is no guarantee that the Dollar Cost Averaging program will result in higher Policy Values or will otherwise be successful.

  The Owner may request Dollar Cost Averaging either at the time of purchase of the Policy or later. The program will terminate when the amount in the One Year Fixed Account is insufficient for the next transfer, at which time the entire remaining balance is transferred. The Owner may start, stop, increase or decrease the amount of the Dollar Cost Averaging transfers by submitting a new Dollar Cost Averaging form or a Written Notice which gives PFL the facts needed. There is no charge for participation in this program.

ASSET REBALANCING

  Prior to the Annuity Commencement Date the Owner may instruct PFL to automatically transfer amounts among the Subaccounts of the Mutual Fund Account and the One Year Fixed Option on a regular basis to maintain a desired allocation of the Policy Value among the One Year Fixed Option and the various Subaccounts offered. Rebalancing will occur on a monthly, quarterly, semi-annual, or annual basis based on the Policy Date, and beginning on a date selected by the Owner. The Owner must select the percentage of the One Year Fixed Option Policy Value and the Mutual Fund Account Policy Value desired in each of the various Subaccounts offered (totaling 100%). Any amounts in the Guaranteed Period Options of the Fixed Account are ignored for purposes of asset rebalancing. Rebalancing may be started, stopped, or changed at any time, except that rebalancing will not be available when: (1) a Dollar Cost Averaging program is in effect; or (2) any other transfer is requested.

  Asset rebalancing transactions are not subject to an Excess Interest Adjustment. There is no charge for participation in this program.

                                  THE POLICY

  The Atlas Portfolio Builder Variable Annuity Policy is a flexible premium variable annuity policy. The rights and benefits under the Policy are summarized below; however, the description of the Policy contained in this Prospectus is qualified in its entirety by reference to the Policy itself, a copy of which is available upon request from PFL. The Policy may be purchased on a non-tax qualified basis ("Nonqualified Policy"). The Policy may also be purchased and used in connection with retirement plans or individual retirement accounts that qualify for favorable federal income tax treatment ("Qualified Policy").

POLICY APPLICATION AND ISSUANCE OF POLICIES--PREMIUM PAYMENTS

  Before it will issue a Policy, PFL must receive a completed Policy application or transmittal form and a minimum initial Premium Payment of $5,000 for a Nonqualified Policy or $2,000 for a Qualified Policy at its Administrative and Service Office. There is no minimum initial Premium Payment required for tax deferred 403(b) annuities, the Owner may specify any amount for such annuities. PFL reserves the right to increase or decrease these amounts for a class of Policies issued after some future date. For 403(b) annuities, PFL must receive the initial Premium Payment within ninety days following the Policy Date or the Policy will be canceled. A Policy ordinarily will be issued only in respect of Owners and Annuitants Age 0 through 80. Acceptance or declination of an application shall be based on PFL's underwriting standards, and PFL reserves the right to reject any application or Premium Payment based on those underwriting standards. The initial Premium Payment is the only Premium Payment required to be paid under a Policy.

  If the application or transmittal form can be accepted in the form received, the initial Premium Payment will be credited to the Policy Value within two Business Days after the later of receipt of the information needed to issue the Policy and receipt of the initial Premium Payment. If the initial Premium Payment cannot be credited because the application or other issuing requirements are incomplete, the applicant will be contacted within five Business Days and given an explanation for the delay and the initial Premium Payment will be returned at that time unless the applicant consents to PFL's retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

  The date on which the initial Premium Payment is credited to the Policy Value is the Policy Date. The Policy Date is the date used to determine Policy Years and Policy Anniversaries.

  All checks or drafts for Premium Payments should be made payable to PFL Life Insurance Company. The Death Benefit will not take effect until the Premium Payment is received and any check or draft for the Premium Payment is honored.

  Additional Premium Payments. While the Annuitant is living and prior to the Annuity Commencement Date, the Owner may make Additional Premium Payments at any time, and in any frequency. The minimum Additional Premium Payment under both a Nonqualified Policy and a Qualified Policy is $500. Additional Premium Payments will be credited to the Policy and added to the Policy Value as of the Business Day when the premium and required information are received by PFL at its Administrative and Service Office.

  Maximum Total Premium Payments. The maximum total Premium Payments allowed without prior approval of PFL is $1,000,000.

  Allocation of Premium Payments. An Owner must allocate Premium Payments to one or more of the Investment Options. THE OWNER MUST SPECIFY THE INITIAL ALLOCATION IN THE POLICY APPLICATION OR TRANSMITTAL FORM. THIS ALLOCATION WILL BE USED FOR ADDITIONAL PREMIUM PAYMENTS UNLESS THE OWNER REQUESTS A CHANGE OF ALLOCATION. All allocations must be made in whole percentages and must total 100%. If the Owner fails to specify how Premium Payments are to be allocated, the Premium Payment(s) cannot be accepted.

  The Owner may change the allocation instructions for future Additional Premium Payments by sending a Written Notice or by telephone (subject to the provisions described under "THE ATLAS PORTFOLIO BUILDER ACCOUNTS--Telephone Transactions," p. 31). The allocation change will apply to Premium Payments received after the date the Written Notice or telephone request is received.

  Payment Not Honored by Bank. Any payment due under the Policy which is derived, all or in part, from any amount paid to PFL by check or draft may be postponed until such time as PFL determines that such instrument has been honored.

POLICY VALUE

  On or before the Annuity Commencement Date, the Policy Value is equal to the
Owner's:

  (1) Premium Payments; minus
  (2) Partial withdrawals (including any applicable Excess Interest Adjustments and/or Surrender Charges on such withdrawals); plus
  (3) interest credited in the Fixed Account; plus or minus
  (4) accumulated gains or losses in the Mutual Fund Account; minus
  (5) Premium taxes and transfer fees, if any.

  The Policy Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Subaccount(s), as well as the deductions for charges. A Valuation Period is the period between successive Business Days. It begins at the close of business on each Business Day and ends at the close of business on the next succeeding Business Day. A Business Day is each day that the New York Stock Exchange is open for trading. Holidays are generally not Business Days.

  The Mutual Fund Policy Value. When a Premium Payment is allocated or an amount is transferred to a Subaccount of the Mutual Fund Account, it is credited to the Policy Value in the form of Accumulation Units. Each Subaccount of the Mutual Fund Account has a distinct Accumulation Unit value. The number of units credited is determined by dividing the Premium Payment or amount transferred to the Subaccount by the Accumulation Unit value of the Subaccount as of the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or fully surrendered or partially withdrawn from a Subaccount, Accumulation Units are canceled or redeemed in a similar manner.

  For each Subaccount, the Accumulation Unit Value for a given Business Day is based on the net asset value of a share of the corresponding Portfolio of the Underlying Funds less any applicable charges or fees. Therefore, the Accumulation Unit Values will fluctuate from day to day based on the investment experience of the corresponding Portfolio. The determination of Subaccount Accumulation Unit Values is described in detail in the Statement of Additional Information.

AMENDMENTS

  No change in the Policy is valid unless made in writing by PFL and approved by one of PFL's officers. No Registered Representative has authority to change or waive any provision of the Policy.

  PFL reserves the right to amend the Policies to meet the requirements of the Internal Revenue Code, regulations or published rulings. An Owner can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

NON-PARTICIPATING POLICY

  The Policy does not participate or share in the profits or surplus earnings of PFL. No dividends are payable on the Policy.

                        DISTRIBUTIONS UNDER THE POLICY

SURRENDERS

  Prior to the Annuity Commencement Date, the Owner may surrender all or a portion of the Cash Value in exchange for a payment from PFL. The Cash Value is the Adjusted Policy Value, less the Surrender Charge, if any. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payment Options," p. 38.) The Policy cannot be surrendered after the Annuity Commencement Date. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payments," p. 37.)

  When requesting a partial withdrawal ($250 minimum), the Owner must instruct PFL how the amount withdrawn is to be allocated among the various Investment Options. If the Owner's request for a partial withdrawal from a Fixed Account Option is greater than the Cash Value of that Fixed Account Option, PFL will pay the Owner the amount of the Cash Value of that Fixed Account Option. If no allocation instructions are given, the withdrawal will be deducted from each Investment Option in the same proportion that the Owner's interest in each Investment Option bears to the total Policy Value. If any partial withdrawal reduces the Cash Value below $500, PFL reserves the right to pay the full Cash Value and terminate the Policy. PFL reserves the right to defer payment of the Cash Value from the Fixed Account for up to six months. If the Annuitant dies after PFL receives the request, but before the request is processed, the request will be processed before the death proceeds are determined.

  In each Policy Year the Owner may request partial surrenders ($250 minimum) of up to 10% of the cumulative premiums at the time of withdrawal free of Surrender Charges. The amount that may be taken free of Surrender Charges each Policy Year is cumulative. This is referred to as the Cumulative Free Percentage. That is, Cumulative Free Percentages which are not taken are carried forward and are available to be taken in subsequent Policy Years free of Surrender Charges. Partial withdrawals previously taken (including Cumulative Free Percentage withdrawals, Systematic Payouts and Minimum Required Distributions) reduce the Cumulative Free Percentage that is available. For example, 10% Cumulative Free Percentage is available at the beginning of the first Policy Year. If no partial withdrawals are taken in the first Policy Year, the first year unused Cumulative Free Percentage of 10% is carried forward to the second Policy Year. The unused 10% from year one plus 10% additional Cumulative Free Percentage available at the beginning of Policy Year two accumulates to a 20% Cumulative Free Percentage as of the beginning of Policy Year two.

Assume only 5% is used in Policy Year two. Thus the Cumulative Free Percentage available as of the beginning of Policy Year three would be 25% (i.e., 20% - 5% = 15% unused from Policy Year two, plus an additional 10% available at the beginning of Policy Year three). Amounts withdrawn in excess of the available Cumulative Free Percentage will be subject to a Surrender Charge (up to 7%).

  Upon surrender or Partial Withdrawal, the cumulative interest credited at the time of, but prior to, the surrender or Partial Withdrawal will not be subject to an Excess Interest Adjustment.

  The Gross Partial Withdrawal is the total amount which will be deducted from the Policy Value as a result of each partial withdrawal and is equal to R minus E plus SC, where:

  Ris the requested partial withdrawal;
  Eis the Excess Interest Adjustment;
  SCequals the Surrender Charge on (EPW minus E), where:
  EPWis the Excess Partial Withdrawal Amount

  The total amount which will be deducted from the Policy Value may be more or less than the requested partial withdrawal amount, depending on whether Surrender Charges and/or Excess Interest Adjustments apply at the time the Owner requests the partial withdrawal. The Excess Partial Withdrawal Amount is the portion of the requested partial withdrawal that is subject to Surrender Charge. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 43, "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 35 and Appendix A.)

  Since the Owner assumes the investment risk with respect to all Premium Payments allocated to the Mutual Fund Account, and because withdrawals may be subject to a Surrender Charge, and possibly premium taxes, and withdrawals from the Fixed Account may be subject to an Excess Interest Adjustment, the total amount paid upon total surrender of the Cash Value (taking any prior surrenders into account) may be more or less than the total Premium Payments made. Following a surrender of the total Cash Value, or at any time the Policy Value is zero, all rights of the Owner and Annuitant will terminate.

  In addition to the Excess Interest Adjustment and Surrender Charge and any applicable premium taxes, surrenders and partial withdrawals may be subject to income taxes and, if taken prior to age 59 1/2, a ten percent penalty tax. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 45.)

NURSING CARE AND TERMINAL CONDITION WITHDRAWAL OPTION

  In some states, if the Annuitant, Annuitant's spouse, Owner or Owner's spouse (only the Annuitant or Annuitant's spouse if the Owner is not a natural person)-(1) has been confined in a hospital or nursing facility for 30 consecutive days or (2) has been diagnosed as having a terminal condition as defined in the Policy or endorsement, (generally a life expectancy of not more than 12 months) then the Surrender Charge and the Excess Interest Adjustment are not imposed on surrenders or partial withdrawals. (This benefit may not be available in New Jersey. See the Policy or endorsement for details.)

EXCESS INTEREST ADJUSTMENT (EIA)

  An Excess Interest Adjustment applies in the following situations:

  (1)Withdrawal of all or any portion of the Cash Value,
  (2)Exercise of the Annuity Payment Options,
  (3)When death proceeds are calculated.

  The Excess Interest Adjustment is only applied to transactions affecting the Guaranteed Period Options of the Fixed Account and is based on any change in interest rates declared by PFL from the time the affected Guaranteed Periods started until the time the Excess Interest Adjustment Occurs. The Excess Interest Adjustment is applied as follows:

  . The Excess Interest Adjustment is only applied when the transactions occur before any Guaranteed Period ends;
  . Transfers to the Guaranteed Period Options of the Fixed Account are considered Premium Payments for purposes of determining the Excess Interest Adjustment;
  . The Excess Interest Adjustment is distinct from, and is applied prior to, the Surrender Charge;
  . The Excess Interest Adjustment may affect the Guaranteed Minimum Death Benefit;
  . If interest rates declared by PFL have decreased from the time the affected Guaranteed Period(s) started until the time the transaction occurs, the Excess Interest Adjustment will result in additional funds available to the Owner;
  . If interest rates declared by PFL have increased from the time the affected Guaranteed Period(s) started until the time the transaction occurs, the Adjustment will result in a decrease in the funds available to the Owner. However, this decrease, if any, will be limited such that the interest credited will not fall below the amount determined using the 3% guaranteed effective annual interest rate;
  . At the time of Surrender, the cumulative interest credited to the Guaranteed Period Options of the Fixed Account will not be subject to an Excess Interest Adjustment.
  . Certain other amounts, such as Nursing Care Withdrawals and minimum required distributions for tax purposes are not subject to the Excess Interest Adjustment.

  At the time of surrender of the Policy, the Excess Interest Adjustment for each Guaranteed Period Option will not reduce the Adjusted Policy Value for that Guaranteed Period Option below the amount paid into, less any prior withdrawals and transfers from that Guaranteed Period Option, plus interest at the 3% guaranteed effective annual interest rate.

  The formula for calculating the Excess Interest Adjustment and examples of the application of the Excess Interest Adjustment are set forth in Appendix A to this Prospectus.

SYSTEMATIC PAYOUT OPTION

  Under the Systematic Payout Option, the Owner can instruct PFL to make, free from Surrender Charges, automatic payments to the Owner monthly, quarterly, semi-annually or annually from one or more specified Subaccounts. Monthly and quarterly payments can only be accomplished by electronic funds transfer directly to a checking or savings account. The minimum payment is $50. The maximum payment is 10% of the cumulative Premium Payments at the time the Systematic Payout is made divided by the number of payments made per year (for example, 12 for monthly). Any applicable Excess Interest Adjustment would only apply to systematic payouts which are in excess of the cumulative interest credited to the Guaranteed Period Options of the Fixed Account (less any prior withdrawals of interest) at the time of the payout. The "Request for Systematic Payout" form must specify a date for the first payment, which must be at least 30 days but not more than one year after the form is submitted (that is, Systematic Payouts will start at the end of the payment mode selected, but not earlier than 30 days from the date of request).

  The Surrender Charge and Excess Interest Adjustment will be waived for Owners under age 59 1/2 on Qualified Policies if they take Systematic Payouts using one of the payout methods described in IRS Notice 89-25, Q&A-12 (the Life Expectancy Recalculation Option, Amortization, or Annuity Factor) which generally requires payments for life or life expectancy. These payments must be continued until the later of age 59 1/2 or five years from commencement of the payments. No additional withdrawals may be taken during the time these payments are made. For Qualified Policies, Owners age 59 1/2 or older, the Surrender Charge and Excess Interest Adjustment will be waived if payments are made using the Life Expectancy Recalculation Option.

  In certain circumstances amounts withdrawn under a Systematic Payout Option may be included in the Owner's gross income and may be subject to penalty tax. In addition, Qualified Policies are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. Therefore, the Owner should consult a qualified tax adviser before requesting a Systematic Payout. In certain circumstances withdrawn amounts may be included in the Owner's gross income. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 45.)

MINIMUM REQUIRED DISTRIBUTIONS AND RESTRICTIONS UNDER QUALIFIED POLICIES

  For Qualified Policies, partial withdrawals taken to satisfy minimum distribution requirements under section 401(a)(9) of the Code are available free from Surrender Charges and Excess Interest Adjustments. The amount that will be available under the Policy will be calculated solely on the basis of amounts in the Policy, and not other sources. The Owner must submit a Written Request and be at least 70 1/2 years old in the calendar year that the distribution is taken for the distribution to be free from Surrender Charges and Excess Interest Adjustments. Any amounts taken that are more than needed to satisfy the minimum required distribution under the Code will have the appropriate Surrender Charges and Excess Interest Adjustments applied, unless that amount of the distribution qualifies for another exemption from Surrender Charges and Excess Interest Adjustments as described in this Prospectus.

  Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

  Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity Policy issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

RESTRICTIONS UNDER SECTION 403(B) PLANS

  Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any Policy used for a 403(b) plan will prohibit distributions of elective contributions and earnings on elective contributions except upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

ANNUITY PAYMENTS

  Annuity Commencement Date. Unless the Annuity Commencement Date is changed, Annuity Payments under a Policy will begin on the Annuity Commencement Date. The Annuity Commencement Date may be changed from time to time by the Owner by Written Notice, provided that notice of each change is received by PFL at its Administrative and Service Office at least thirty (30) days prior to the then current Annuity Commencement Date. Except as otherwise permitted by PFL, a new Annuity Commencement Date must be a date which is: (1) at least thirty (30) days after the date notice of the change is received by PFL and (2) not later than the last day of the Policy month starting after the Annuitant attains age
85. In no event will an Annuity Commencement Date be permitted to be later than the last day of the Policy month following the month in which the Annuitant attains age 95. The laws of some states may require earlier Annuity Commencement Dates. The Annuity Commencement Date may also be changed by the Beneficiary's election of the Annuity Option after the Annuitant's death.

  Election of Payment Option. During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may choose a Payment Option or change the election, but Written Notice of any election or change of election must be received by PFL at its Administrative and Service Office at least 30 days prior to the Annuity Commencement Date. If no election is made prior to the Annuity Commencement Date, Annuity Payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing Adjusted Policy Value of the Fixed Account, or (ii) under Payment Option 3-V, life income with variable payments for 10 years certain using the existing Policy Value of the Mutual Fund Account, or (iii) in a combination of (i) and
(ii). If the Adjusted Policy Value on the Annuity Commencement Date is less than $2000, PFL reserves the right to pay it in one lump sum in lieu of applying it under a Payment Option.

  Prior to the Annuity Commencement Date, the Beneficiary may elect to receive the Death Benefit in a lump sum or under one of the Payment Options, to the extent allowed by law and subject to the terms of any settlement agreement. (See "Death Benefit," p. 41.) Annuity Payments will be made on either a fixed basis or a variable basis as selected by the Owner (or the Beneficiary, after the Annuitant's death).

  The person who elects a Payment Option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

  A payee who did not elect the Payment Option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.

  Unless the Owner specifies otherwise, the payee shall be the Annuitant, or, after the Annuitant's death, the Beneficiary. PFL may require written proof of the age of any person who has an annuity purchased under Payment Option 3, 3-V, 5 or 5-V.

  Premium Tax. PFL may be required by state law to pay premium tax on the amount applied to a Payment Option or upon withdrawal. If so, PFL will deduct the premium tax before applying or paying the proceeds.

  Supplementary Contract. Once proceeds become payable and a Payment Option has been selected, the Policy will terminate and PFL will issue a Supplementary Contract to reflect the terms of the option selected. The Supplementary Contract will name the payees and will describe the payment schedule.

ANNUITY PAYMENT OPTIONS

  The Policy provides five Payment Options which are described below. Two of these are offered as either "Fixed Payment Options" or "Variable Payment Options," and three are only available as Fixed Payment Options. The Owner may elect a Fixed Payment Option, a Variable Payment Option, or a combination of both. If the Owner elects a combination, he must specify what part of the Policy proceeds are to be applied to the Fixed and Variable Payment Options (and he must also specify which Subaccounts for the Variable Payment Options).

  NOTE CAREFULLY: Under Payment Options 3(l) and 5 (including 3-V(l) and 5-V), it would be possible for only one Annuity Payment to be made if the Annuitant(s) were to die before the due date of the second Annuity Payment; only two Annuity Payments if the Annuitant(s) were to die before the due date of the third Annuity Payment; and so forth.

  On the Annuity Commencement Date, the Adjusted Policy Value will be applied to provide for Annuity Payments under the selected Annuity Option as specified. The Adjusted Policy Value is the Policy Value for the Valuation Period which ends immediately preceding the Annuity Commencement Date, increased or decreased by any applicable Excess Interest Adjustment.

  The effect of choosing a Fixed Payment Option is that the amount of each payment will be set on the Annuity Commencement Date and will not change. If a Fixed Payment Option is selected, the Adjusted Policy Value will be transferred to the general account of PFL, and the Annuity Payments will be fixed in amount by the fixed annuity provisions selected and the age and sex (if consideration of sex is allowed under applicable law) of the Annuitant.

  Guaranteed Values. There are five Fixed Payment Options. Payment Options 1, 2 and 4 are based on a guaranteed effective annual interest rate of 3%. Payment Options 3 and 5 are based on a guaranteed interest rate of 3% using the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.)

  Payment Option 1--Interest Payments. The Adjusted Policy Value may be left with PFL for any term agreed by PFL and the Owner. PFL will pay the interest in equal payments or it may be left to accumulate. Withdrawal rights will be agreed upon by the Owner and PFL when the option is elected.

  Payment Option 2--Income for a Specified Period. Level payments of the proceeds with interest are made for the fixed period elected, at which time the funds are exhausted.

  Payment Option 3--Life Income. An election may be made between:

    1. "No Period Certain"--Level payments will be made during the lifetime of the Annuitant.

    2. "10 Years Certain"--Level Payments will be made for the longer of the Annuitant's lifetime or ten years.

    3. "Guaranteed Return of Policy Proceeds"--Level payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of payments made equals the proceeds applied to the income option.

  Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the proceeds with interest are exhausted.

  Payment Option 5--Joint and Survivor Annuity. Payments are made during the joint lifetime of the payee and a joint payee of the Owner's selection. Payments will be made as long as either person is living.

  For Payment Options 2, 3, and 4, in the event of the death of the person receiving payments prior to the end of the Guaranteed Period, payments will be continued to that person's beneficiary or their present value may be paid in a single sum.

  Other Payment Options may be arranged by agreement with PFL. Certain options may not be available in all states.

  Current immediate annuity rates for the same class of annuities will be used if higher than the guaranteed rates (guaranteed rates are based upon the mortality tables and/or guaranteed interest rates specified in the Policy under the section entitled "Annuity Payments").

  Variable Payment Options. The dollar amount of the first Variable Annuity Payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional Variable Annuity Payments will vary based on the investment performance of the Subaccount(s) of the Mutual Fund Account selected by the Annuitant or Beneficiary. If the actual investment performance exactly matched the Assumed Investment Return of 5% at all times, the amount of each Variable Annuity Payment would remain equal. If actual investment performance exceeds the Assumed Investment Return, the amount of the Variable Annuity Payments would increase. Conversely, if actual investment performance is lower than the Assumed Investment Return, the amount of the Variable Annuity Payments would decrease.

  Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the Annuitant. The adjusted age is the Annuitant's actual age on the Annuitant's nearest birthday, on the Annuity Commencement Date, adjusted as follows:

        ANNUITY COMMENCEMENT DATE               ADJUSTED AGE
        -------------------------               ------------
        Before 2001............................ Actual Age
        2001-2010.............................. Actual Age minus 1
        2011-2020.............................. Actual Age minus 2
        2021-2030.............................. Actual Age minus 3
        2031-2040.............................. Actual Age minus 4
        After 2040............................. As determined by PFL

  This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

  The following Variable Payment Options generally are available:

  Payment Option 3-V--Life Income. An election may be made between:

    1. "No Period Certain"--Payments will be made during the lifetime of the Annuitant.

    2. "10 Years Certain"--Payments will be made for the longer of the Annuitant's lifetime or ten years.

  Payment Option 5-V--Joint and Survivor Annuity. Payments are made as long as either the Annuitant or the joint Annuitant is living.

  Certain options may not be available in all states.

  Determination of Additional Variable Payments. All Variable Annuity Payments other than the first are calculated using "Annuity Units" which are credited to the Policy. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first Variable Annuity Payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount on the Annuity Commencement Date. The number of Annuity Units of each particular Subaccount credited to the Policy then remains fixed, assuming no transfers to or from that Subaccount occur. The dollar value of variable Annuity Units in the chosen Subaccount will increase or decrease reflecting the investment experience of the chosen Subaccount. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the Policy by the Annuity Unit value for the particular Subaccount on the date the payment is made.

  Transfers. A Policy Owner may transfer the value of the Annuity Units from one Subaccount to another within the Mutual Fund Account or to the Fixed Account. However, after the Annuity Commencement Date no transfers may be made from the Fixed Account to the Mutual Fund Account. The minimum amount which may be transferred is the lesser of $10 of monthly income or the entire monthly income of the variable Annuity Units in the Subaccount from which the transfer is being made. The remaining Annuity Units in the Subaccount must provide at least $10 of monthly income. If, after a transfer, the monthly income of the remaining Annuity Units in a Subaccount would be less than $10, PFL reserves the right to include those Annuity Units as part of the transfer. PFL reserves the right to limit transfers between Subaccounts or from the Mutual Fund Account to the Fixed Account after the Annuity Commencement Date to once per Policy Year.

  Tax Withholding. A portion or the entire amount of the Annuity Payments may be taxable as ordinary income. If, at the time the Annuity Payments begin, the Owner has not provided PFL with a written election not to have federal income taxes withheld, PFL must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. Withholding is mandatory for certain qualified Policies. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 45.)

  Adjustment of Annuity Payments. Payments will be made at 1, 3, 6, or 12 month intervals. If the individual payments provided for would be or become less than $50, PFL may change, at its discretion, the frequency of payments to such intervals as will result in payments of at least $50. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, PFL may pay such value in one sum in lieu of the payments otherwise provided for.

DEATH BENEFIT

  Death of Annuitant Prior to Annuity Commencement Date. A Death Benefit will be paid to the Beneficiary if the Owner, who is the Annuitant, dies prior to the Annuity Commencement Date. The amount of the Death Benefit will be the greatest of a) the Policy Value on the date proof of the Annuitant's death and an election of the method of settlement are received by PFL's Administrative and Service Office, b) the Cash Value on the date PFL receives due proof of the Annuitant's death and an election of a method of settlement, or c) the Guaranteed Minimum Death Benefit ("GMDB") described below, plus any additional Premium Payments less any Gross Partial Withdrawals from the date of the Annuitant's death to the date of payment of the death proceeds.

  PFL guarantees that the Guaranteed Minimum Death Benefit will be at least a minimum amount as follows: When all of the Annuitants are younger than age 75 on the Policy Date, the Guaranteed Minimum Death Benefit is the greater of a "5% Annually Compounding" Death Benefit or a "Step-Up" Death Benefit. The "5% Annually Compounding Death Benefit is equal to: (a) the total Premium Payments; minus (b) Adjusted Partial Withdrawals, (as described below); plus
(c) interest accumulated at 5% per year from the Premium Payment or withdrawal date to the earlier of the Annuitant's date of death or the Annuitant's 76th birthday. The "Step-Up" Death Benefit is equal to (a) the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant's date of death or prior to the Annuitant's 76th birthday; plus (b) any Premium Payments subsequent to the date of the Policy Anniversary with the largest Policy Value; minus (c) any Adjusted Partial Withdrawals (as described below), subsequent to the date of the Policy Anniversary with the largest Policy Value.

  When any Annuitant is age 75 or older on the Policy Date, the Guaranteed Minimum Death Benefit is a "Return of Premium" Death Benefit, which is equal to: (a) the total Premium Payments; minus (b) Adjusted Partial Withdrawals (as described below), as of the date of death of the Annuitant.

  A partial withdrawal will reduce the Guaranteed Minimum Death Benefit by an amount referred to as the "Adjusted Partial Withdrawal." Each Adjusted Partial Withdrawal is equal to the Gross Partial Withdrawal multiplied by an Adjustment Factor. The Adjustment Factor is equal to the amount of the death proceeds prior to the partial withdrawal, divided by the Policy Value prior to the partial withdrawal.

  If a partial withdrawal is taken when the Guaranteed Minimum Death Benefit exceeds the Policy Value, then the Guaranteed Minimum Death Benefit will be reduced in an amount greater than the amount of the partial withdrawal. In that case, the total proceeds of a partial withdrawal followed by a Death Benefit could be less than total Premium Payments.

  If the Annuitant who is not the Owner dies, the Owner will become the Annuitant and no Death Benefits are payable unless the Owner specifically requests on the Policy application or in writing that the Death Benefit be paid upon the Annuitant's death and PFL agrees to such election. See your Policy's provisions.

  Due Proof of Death of the Annuitant is proof that the Annuitant who is the Owner died prior to the commencement of Annuity Payments. Upon receipt of this proof and an election of a method of settlement and return of the Policy, the Death Benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the Beneficiary to make the payment. The Beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the Payment Options described above, unless a settlement agreement is effective at the death of the Annuitant preventing such election.

  If the Annuitant was the Owner, and the Beneficiary was not the Annuitant's spouse, the Death Benefit must (1) be distributed within five years of the date of the deceased Annuitant's death, or (2) payments under a Payment Option must begin within one year of the deceased Annuitant's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy). Death Proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased Annuitant's death. If the sole Beneficiary is the deceased Annuitant's surviving spouse, such spouse may elect to continue the Policy as the new Annuitant and Owner instead of receiving the Death Benefit. An amount equal to the excess, if any, of the Guaranteed Minimum Death Benefit over the Policy Value, will then be added to the Policy Value. This amount will be added only once, at the time of such election. (See "FEDERAL TAX MATTERS" in the Statement of Additional Information.)

  If the Annuitant is not the Owner, and the Owner dies prior to the Annuity Commencement Date, a Successor Owner may surrender the Policy at any time for the amount of the Adjusted Policy Value. If the Successor Owner is not the deceased Owner's spouse, however, the Adjusted Policy Value must be distributed within five years after the date of death of the Owner, or payments under a Payment Option must begin within one year of the deceased Owner's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy).

  Death On or After Annuity Commencement Date. The Death Benefit payable on or after the Annuity Commencement Date, if any, depends on the Payment Option selected. If any Owner dies on or after the Annuity Commencement Date, but before the entire interest in the Policy is distributed, the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death.

  Beneficiary. The Beneficiary designation in the application will remain in effect until changed. The Owner may change the designated Beneficiary by sending Written Notice to PFL. The Beneficiary's consent to such change is not required unless the Beneficiary was irrevocably designated or consent is required by law. (If an irrevocable Beneficiary dies, the Owner may then designate a new Beneficiary.) The change will take effect as of the date the Owner signs the Written Notice, whether or not the Owner is living when the Notice is received by PFL. PFL will not be liable for any payment made before the Written Notice is received. If more than one Beneficiary is designated, and the Owner fails to specify their interests, they will share equally.

DEATH OF OWNER

  Federal tax law requires that if any Owner (including any joint Owner or any Successor Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the Policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where 1) the spouse of the deceased Owner is the sole beneficiary,
2) the Owner is not a natural person and the primary Annuitant dies or is changed, or 3) any Owner dies after the Annuity Commencement Date. (See "FEDERAL TAX MATTERS" in the Statement of Additional Information.) Other rules may apply to Qualified Policies. (See also "Death Benefit" p. 41.)

                            CHARGES AND DEDUCTIONS

  No deductions are made from Premium Payments, so that the full amount of each Premium Payment is invested in one or more of the Accounts. PFL will make certain charges and deductions in connection with the Policy in order to compensate it for incurring expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the Accounts and the Policies. Charges may also be made for premium taxes, federal, state or local taxes, or for certain transfers or other transactions. Charges and expenses are also deducted from the Underlying Funds.

SURRENDER CHARGE

  PFL will incur expenses relating to the sale of Policies, including commissions to registered representatives and other promotional expenses. PFL may apply a Surrender Charge, which is a contingent deferred sales charge, to any amount withdrawn in connection with a Partial Withdrawal or surrender in order to cover distribution expenses. A Surrender Charge, if applicable, will only be applied to withdrawals which exceed the Cumulative Free Percentage up to the time of the withdrawal. (See "DISTRIBUTIONS UNDER THE POLICY-- Surrenders" p. 34.)

  The Surrender Charge is not imposed upon exercise of the Nursing Care and Terminal Condition Option. This feature may not be available in all states. (See "DISTRIBUTIONS UNDER THE POLICY--Nursing Care and Terminal Condition Withdrawal Option," p. 35.)

  Amounts withdrawn in excess of the Surrender Charge-Free withdrawal amount are subject to a Surrender Charge. The amount of the Surrender Charge is determined by multiplying the amount of the Premium Payment withdrawn by the applicable Surrender Charge Percentage. The applicable Surrender Charge Percentage will depend upon the number of years that have elapsed since the Policy Date. Premium Payments are deemed to be withdrawn before earnings, and after all Premium Payments have been withdrawn, the remaining Adjusted Policy Value may be withdrawn without any Surrender Charge. The following is the table of Surrender Charge Percentages:

                                                            APPLICABLE SURRENDER
                                                             CHARGE PERCENTAGE
                                                             (AS PERCENTAGE OF
                                                              PREMIUM PAYMENT
                          POLICY YEAR                            WITHDRAWN)
                          -----------                       --------------------
       1...................................................          7%
       2...................................................          7%
       3...................................................          6%
       4...................................................          5%
       5...................................................          4%
     6 or later............................................          0%

  No Surrender Charge will be applied after the fifth Policy Year. For example, additional Premium Payments made in year four in the above schedule would only be subject to a Surrender Charge for two years, in the amount of 5% of the premium payment for withdrawals during year four and 4% for withdrawals during year five.

  PFL anticipates that the Surrender Charge will not generate sufficient funds to pay the cost of distributing the Policies. If this charge is insufficient to cover the distribution expenses, the deficiency will be met from PFL's general funds, which will include amounts derived from the fee for mortality and expense risks.

MORTALITY AND EXPENSE RISK FEE

  PFL imposes a charge as compensation for bearing certain mortality and expense risks in connection with the Policies. This charge is equal to an effective annual rate of 1.25% of the daily net asset value of the Mutual Fund Account. The Mortality and Expense Risk Fee is reflected in the Accumulation or Annuity Unit Values for the Policy for each Subaccount.

  Policy Values and Annuity Payments are not affected by changes in actual mortality experience nor by actual expenses incurred by PFL. The mortality risks assumed by PFL arise from its contractual obligations to make Annuity Payments (determined in accordance with the Annuity tables and other provisions contained in the Policy) and to pay Death Benefits prior to the Annuity Commencement Date. Thus, Owners are assured that neither an Annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the periodic Annuity Payments that the Annuitant will receive under the Policy.

  PFL also bears substantial risk in connection with the Death Benefit Guarantee since PFL will pay a Death Benefit equal to the Guaranteed Minimum Death Benefit if that amount is higher than the greater of the Policy Value or the Cash Value.

  The expense risk assumed by PFL is the risk that PFL's actual expenses in administering the Policy and the Accounts will exceed the amount recovered through the Mortality and Expense Risk Fee and the Administrative Charge.

  If the Mortality and Expense Risk Fee is insufficient to cover PFL's actual costs, PFL will bear the loss; conversely, if the charge is more than sufficient to cover costs, the excess will be profit to PFL. PFL expects a profit from this charge. To the extent that the Surrender Charge is insufficient to cover the actual cost of Policy distribution, the deficiency will be met from PFL's general corporate assets, which may include amounts, if any, derived from the Mortality and Expense Risk Fee. A Mortality and Expense Risk Fee is also assessed during the annuity phase for all Variable Payment Options.

ADMINISTRATIVE CHARGE

  PFL deducts a daily Administrative Charge from the net assets of the Mutual Fund Account to partially cover expenses incurred by PFL in connection with the administration of the Mutual Fund Account and the Policies. The effective annual rate of this charge is .15% of the net assets in the Mutual Fund Account.

PREMIUM TAXES

  PFL currently makes no deduction from the Premium Payments for any state premium taxes PFL pays in connection with Premium Payments it receives under the Policies. However, PFL will deduct the aggregate premium taxes that it pays on behalf of a particular Policy from the Policy Value on (i) the Annuity Commencement Date (thus reducing the Policy Value), (ii) the total surrender of a Policy, or (iii) payment of the death proceeds of a Policy. Premium taxes currently range from 0% to 3.50% of Premium Payments depending upon the state.

FEDERAL, STATE AND LOCAL TAXES

  No charges are currently made for federal, state, or local taxes other than premium taxes. However, PFL reserves the right to deduct charges in the future for any taxes or other economic burden resulting from the application of any tax laws that PFL determines to be attributable to the accounts or the policies.

TRANSFER FEE

  There is no charge for the first 12 allowable transfers among Investment Options in each Policy Year. PFL reserves the right to impose a $10 charge for the thirteenth and each additional transfer request made by the Owner during a single Policy Year. For the purpose of determining whether a Transfer Fee is payable, Premium Payment allocations are not considered transfers. All transfer requests made simultaneously will be treated as a single request.

OTHER EXPENSES INCLUDING INVESTMENT ADVISORY FEES

  Each of the Portfolios of the Underlying Funds is responsible for all of its expenses. In addition, charges will be made against each of the Portfolios of the Underlying Funds for investment advisory services provided to the Portfolio. The net assets of each Portfolio of the Underlying Funds will reflect deductions in connection with the investment advisory fee and other expenses. The Atlas Insurance Trust is a "Fund of Funds" that invests in other mutual fund portfolios; therefore, total expenses may be higher than other investment options, since an investment in the Atlas Balanced Growth subaccount involves two sets of advisory fees and expenses.

  For more information concerning the investment advisory fee and other charges against the Portfolios, see the prospectuses for the Underlying Funds, current copies of which accompany this Prospectus.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

  The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Policy, based on the Internal Revenue Code of 1986, as (the "Code"), proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

  At the time the initial Premium Payment is paid, a prospective purchaser must specify whether he or she is purchasing a Nonqualified Policy or a Qualified Policy. If the initial Premium Payment is derived from an exchange or surrender of another annuity policy, PFL may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity policy. PFL will require that persons purchase separate Policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Policy would require the minimum initial Premium Payment stated above. Additional Premium Payments under a Policy must qualify for the same federal income tax treatment as the initial Premium Payment under the Policy; PFL will not accept an Additional Premium Payment under a Policy if the federal income tax treatment of such Premium Payment would be different from that of the initial Premium Payment.

  The Qualified Policies were designed for use by retirement plans and individual retirement accounts that qualify for special federal income tax treatment under Sections 401(a), 403(b), 408(a), 408A or 457 of the Code and individuals purchasing individual retirement annuities that qualify for special federal income tax treatment under Section 408(b) of the Code. Certain requirements must be satisfied in purchasing a Qualified Policy in order for the plan, account or annuity to retain its special tax treatment. This summary is not intended to cover such requirements, and assumes that Qualified Policies are purchased pursuant to retirement plans or individual retirement accounts, or are individual retirement annuities, that qualify for such special tax treatment. This summary was prepared by PFL after consultation with tax counsel, but no opinion of tax counsel has been obtained.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. EACH POTENTIAL PURCHASER IS URGED TO CONSULT HIS/HER OWN TAX ADVISER AS TO THE CONSEQUENCES OF INVESTMENT IN A POLICY UNDER FEDERAL AND APPLICABLE STATE, LOCAL AND FOREIGN TAX LAWS.

TAX STATUS OF THE POLICY

  The following discussion is based on the assumption that the Policy qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the tax requirements for qualifying as an annuity contract.

TAXATION OF ANNUITIES

  The discussion below applies only to those Policies owned by natural persons, and that qualify as annuity contracts for federal income tax purposes. With respect to Owners who are natural persons, the Policy should be treated as an annuity contract for federal income tax purposes.

  In General. Except as described below with respect to Owners who are not natural persons, an Owner who holds a Policy satisfying the diversification and distribution requirements described in the Statement of Additional Information should not be taxed on increases in the Policy Value until an amount is received or deemed received, e.g., upon a partial or full surrender, assignment, or as Annuity Payments under the Annuity Option selected. Generally, any amount received or deemed received under a Nonqualified Annuity Contract prior to the Annuity Commencement Date is deemed to come first from any "Income on the Contract" and then from the "Investment in the Contract." The "Investment in the Contract" generally equals total premium payments less amounts received which were not includable in gross income. To the extent that the Policy Value (ignoring any surrender charges except on a full surrender) exceeds the "Investment in the Contract," such excess constitutes the "Income on the Contract." For these purposes such "Income on the Contract" shall be computed by reference to the aggregation rules described below, and the amount includable in gross income will be taxable as ordinary income. If at the time that any amount is received or deemed received there is no "Income on the Contract" (e.g., because the gross Policy Value does not exceed the "Investment in the Contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "Investment in the Contract."

  For this purpose, the assignment, pledge or agreement to assign or pledge any portion of the Policy Value (including assignment of Owner's right to receive Annuity Payments prior to the Annuity Commencement Date) generally will be treated as a distribution in the amount of such portion of the Policy Value. Additionally, if an Owner designates a new Owner prior to the Annuity Commencement Date without receiving full and adequate consideration, the old Owner generally will be treated as receiving a distribution under the Policy in an amount equal to the Policy Value. A transfer of ownership or an assignment of a Policy, or designation of an Annuitant or Beneficiary who is not also the Owner, as well as the selection of certain Annuity Commencement Dates, may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, designation, selection or assignment of a Policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Aggregation Rules. Generally all Nonqualified deferred annuity contracts issued by the same company (or an affiliated company) to the same owner during any calendar year shall be treated as one annuity contract, and "aggregated" for purposes of determining the amount includable in gross income. In addition, for such purposes all individual retirement annuities and accounts under Section 408 of the Code for an individual are aggregated, and generally all distributions therefrom during a calendar year are treated as one distribution made as of the end of such year. The same aggregation rules apply to Roth individual retirement annuities and accounts. The Roth IRAs and Traditional IRAs shall be treated separately for distribution purposes.

  Surrenders or Partial Withdrawals. In the case of a partial withdrawal (including systematic payouts) under a Nonqualified Policy, the amount received generally will be includable in gross income to the extent that it does not exceed the "Income on the Contract" which is generally equal to the excess of the Policy Value immediately before the partial withdrawal over the "Investment in the Contract" at that time. However, for these purposes the Policy Value immediately before a partial withdrawal may have to be increased by any positive Excess Interest Adjustment which results from such a partial withdrawal or which could result from a simultaneous full surrender, and may need further adjustments if the aggregation rules apply. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an Excess Interest Adjustment that may apply in the case of a Non-Qualified Policy or a Qualified Policy. In the case of a partial surrender (including systematic payouts) under a Qualified Policy (other than one qualified under Section 457 of the Code), a ratable portion of the amount received is generally excludable from gross income, based on the ratio of the "Investment in the Contract" to the individual's total account balance or accrued benefit under the retirement plan at the time of each such payment. For a Qualified Policy, the "Investment in the Contract" can be zero, and generally any distribution would therefore be fully taxable. Special tax rules may be available for certain distributions from a Qualified Policy. In the case of a surrender under a Nonqualified Policy or a Qualified Policy, the amount received generally will be taxable only to the extent it exceeds the "Investment in the Contract," unless the aggregation rules apply.

  Annuity Payments. Although the tax consequences may vary depending on the Annuity Payment Option elected under the Policy, in general, for Nonqualified and certain Qualified Policies, only a portion of the Annuity Payments received after the Annuity Commencement Date will be includable in the gross income of the recipient.

  For Fixed Annuity Payments, in general the excludable portion of each payment is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total expected value of the Annuity Payments for the term of the payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments is includable in gross income.

  For Variable Annuity Payments, the includable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is excludable from gross income. This dollar amount is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total number of expected periodic payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments is includable in gross income.

  Where an Owner allocates a portion of the Adjusted Annuity Purchase Value on the Annuity Commencement Date to more than one annuity payment option (fixed or variable), special rules govern the allocation of the Policy's entire "Investment in the Contract" on such date to each such option, for purposes of determining the excludable amount of each payment received under that option. PFL makes no attempt to describe these allocation rules, because they would prescribe a complex variety of results, depending on how the allocations were made among the various types of options. Instead, any Owner is advised to consult a competent tax adviser as to the potential tax effects of allocating any amount of Adjusted Annuity Purchase Value to any particular annuity payment option.

  If, after the Annuity Commencement Date, Annuity Payments cease by reason of the death of the Annuitant, the excess (if any) of the "Investment in the Contract" as of the Annuity Commencement Date over the aggregate amount of Annuity Payments received on or after the Annuity Commencement Date that was excluded from gross income is allowable as a deduction for the last taxable year of the Annuitant.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of the death of an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an Annuity Payment Option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the "Investment in the Contract" is not affected by the Owner's or Annuitant's death. That is, the "Investment in the Contract" remains generally the total premium payments less amounts received which were not includable in gross income.

  Penalty Taxes. In the case of any amount received or deemed received from a Nonqualified Policy, e.g., upon a surrender of a Policy (including systematic payouts) or a deemed distribution under a Policy resulting from a pledge, assignment or agreement to pledge or assign or an Annuity Payment with respect to a Policy, there may be imposed on the recipient a federal penalty tax equal to 10% of the amount includable in gross income. The penalty tax generally will not apply to any distribution: (i) made on or after the date on which the taxpayer attains age 59 1/2; (ii) made as a result of the death of the holder (generally the Owner); (iii) attributable to the disability of the taxpayer, or (iv) which is part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and the taxpayer's beneficiary. Other rules may apply to Qualified Policies.

  Withholding. The portion of any distribution under a Policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain Qualified Policies, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the Owner's tax status. For qualified policies, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

  Qualified Policies. The Qualified Policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into PFL's Policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law.

  For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Each Owner is responsible for requesting distributions under the Policy that satisfy applicable tax rules.

  PFL makes no attempt to provide more than general information about use of the Policy with the various types of retirement plans. Purchasers of Policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Policy.

  Individual Retirement Annuities. In order to qualify as a Traditional individual retirement annuity under Section 408(b) of the Code, a Policy must contain certain provisions: (i) the Owner must be the Annuitant; (ii) the Policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a Contingent Owner or assign the Policy as collateral security; (iii) the total Premium Payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) Annuity Payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2; (v) an Annuity Payment Option with a Period Certain that will guarantee Annuity Payments beyond the life expectancy of the Annuitant and the Beneficiary may not be selected; (vi) certain payments of Death Benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; and (vii) the entire interest of the Owner is non-forfeitable. Policies intended to qualify as individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

  Section 408 of the Code also indicates that no part of the funds for a Traditional individual retirement account or annuity ("IRA") may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the Cash Value for the contract. The Policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Policy under Section 408 of the Code. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Policy, comports with IRA qualification requirements.

  Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a Traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and Traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the Traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, required distributions at death are the same.

  Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the Premium Payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code,
Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

  Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Policy is assigned or transferred to any individual as a means to provide benefit payments. The Policy includes a Death Benefit that in some cases may exceed the greater of the Premium Payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

  Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is not used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. With respect to non-government plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer, and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

  Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the Cash Value as of the close of the taxable year and all previous distributions under the Policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the Policy. For these purposes, the Policy Value at year end may have to be increased by any positive Excess Interest Adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an Excess Interest Adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a Policy the nominal Owner of which is not a natural person but the beneficial Owner of which is a natural person, (ii) a Policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a Qualified Policy (other than one qualifying under Section 457) or (iv) a single-payment annuity the Commencement Date for which is no later than one year from the date of the single Premium Payment; such Policies are taxed as described above under the heading "Taxation of Annuities."

  Possible Changes in Taxation. Although the likelihood of legislative change in uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Policies. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

                         DISTRIBUTION OF THE POLICIES

  AFSG Securities Corporation, (the "Distributor") an affiliate of PFL, located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001, is the principal underwriter of the Policies. The Distributor was incorporated under the laws of the State of Pennsylvania in 1986 and is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD").

  Policies are sold by registered representatives of Atlas Securities, Inc. PFL has entered into a distribution agreement with the Distributor and a companion sales agreement with Atlas through which agreements the Policies are sold and Atlas is compensated. Atlas will generally receive sales commissions of up to 6.58% of Premium Payments. These commissions are not deducted from Premium Payments, they are paid by PFL. In addition, Atlas may receive additional commissions, expense allowances, and additional annual continuing fees based upon sales volume, agent or service training responsibilities, and other factors. No amounts will be retained by AFSG Securities Corporation for acting as Distributor for the Policies. The offering of Policies will be made on a continuing basis.

                                 VOTING RIGHTS

  To the extent required by law, PFL will vote the Underlying Fund shares held by the Mutual Fund Account at regular and special shareholder meetings of the Underlying Funds in accordance with instructions received from persons having voting interests in the portfolios. (The Underlying Funds may not hold regular annual meetings.) If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the Underlying Funds' shares in its own right, it may elect to do so.

  Before the Annuity Commencement Date, the Owner holds voting interest in the selected Portfolios. The number of votes that an Owner has the right to instruct will be calculated separately for each Subaccount. The number of votes that an Owner has the right to instruct for a particular Subaccount will be determined by dividing the Owner's Policy Value in the Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted.

  After the Annuity Commencement Date, the person receiving Annuity Payments has the voting interest, and the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Subaccount by the net asset value per share of the corresponding Portfolio. Fractional shares will be counted.

  The number of votes that the Owner or person receiving income payments has the right to instruct will be determined as of the date established by the Underlying Funds for determining shareholders eligible to vote at the meeting of the Underlying Funds. PFL will solicit voting instructions by sending Owners or other persons entitled to vote written requests for instructions prior to that meeting in accordance with procedures established by the Underlying Funds. Portfolio shares as to which no timely instructions are received and shares held by PFL in which Owners or other persons entitled to vote have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same Subaccount.

  Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

                            YEAR 2000 MATTERS

  In October, 1996, PFL adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. PFL has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

  The Plan has four specific objectives (1) develop an inventory of all applications; (2) evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

  As of the date of this Prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

  The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Mutual Fund Account is a party or to which the assets of the Account are subject. PFL, like other life insurance companies, is a defendant in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Mutual Fund Account or PFL.

                      STATEMENT OF ADDITIONAL INFORMATION

  A Statement of Additional Information is available (at no cost) which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

The Policy-General Provisions...............................................   3
  Owner.....................................................................   3
  Entire Policy.............................................................   3
  Delay of Payment and Transfers............................................   3
  Misstatement of Age or Sex................................................   4
  Reallocation of Policy Values After the Annuity Commencement Date.........   4
  Assignment................................................................   4
  Evidence of Survival......................................................   4
  Non Participating.........................................................   5
Federal Tax Matters.........................................................   5
  Tax Status of the Policy..................................................   5
  Taxation of PFL...........................................................   6
Investment Experience.......................................................   6
Historical Performance Data.................................................  10
  Subaccount Yields.........................................................  10
  Total Returns.............................................................  10
  Other Performance Data.................................................... 11
State Regulation of PFL.....................................................  11
Administration..............................................................  11
Records and Reports.........................................................  12
Distribution of the Policies................................................  12
Custody of Assets...........................................................  12
Adjusted Historical Performance Data........................................  12
Legal Matters...............................................................  12
Independent Auditors........................................................  13
Other Information...........................................................  13
Financial Statements........................................................  13

                                   APPENDIX A

                      EXCESS INTEREST ADJUSTMENT(/1/)

The formula used to determine the Excess Interest Adjustment (EIA) is:

                              S * (G - C) * (M/12)

  S=Gross amount being withdrawn that is subject to the EIA

  G=Guaranteed Interest Rate applicable to S.

  C= Current Guaranteed Interest Rate then being offered on new Premium Payments for the next longer Guaranteed Period than "M". If this policy form or such a Guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

  M= Number of months remaining in the current Guaranteed Period, rounded up to the next higher whole number of months.

               EXAMPLE 1 (FULL SURRENDER, RATES INCREASE BY 3%):

Assumptions:
  Single Premium:         $50,000
  Guarantee Period:       5 Years
  Guarantee Rate:         5.50% per annum
  Full Surrender:         Middle of Policy Year 3
POLICY VALUE ("PV")
 before surrender         = $50,000 * (1.055) ^ 2.5 = $57,161.18
SURRENDER CHARGE FREE
 AMOUNT                   = $50,000 * .3 = $15,000.00
EIA FREE AMOUNT           = $57,161.18 - $50,000 = $7,161.18
AMOUNT SUBJECT TO EIA     = $57,161.18 - $7,161.18 = $50,000.00
EIA FLOOR                 = $50,000 * (1.03) ^ 2.5 = $53,834.80
Excess Interest
 Adjustment Assumptions:  "G" = .055; "C" = .085; "M" = 30
EXCESS INTEREST
 ADJUSTMENT               = S * (G - C) * (M/12)
                          = $50,000.00 * (.055 - .085) * (30/12)
                          = (-$3,750.00),
                          (but Excess Interest Adjustment cannot cause
                          the Adjusted Policy Value to fall below the EIA floor,
                          so the adjustment is limited to:)
                          $53,834.80 - $57,161.18 = (-$3,326.38)
ADJUSTED POLICY VALUE     = PV + EIA
                          = $57,161.18 + (- $3,326.38) = $53,834.80
SURRENDER CHARGE          = ($50,000 - $15,000.00) * .06 = $2,100.00
CASH VALUE AT MIDDLE OF
 POLICY YEAR 3            = PV + EIA-Surrender Charge
                          = $57,161.18 + (-$3,326.38) - $2,100.00 = $51,734.80

--------
(1) *  represents multiplication;
 ^  represents exponentiation.

               EXAMPLE 2 (FULL SURRENDER, RATES DECREASE BY 1%):

Assumptions:
  Single Premium:         $50,000
  Guarantee Period:       5 Years
  Guarantee Rate:         5.50% per annum
  Full Surrender:         Middle of Policy Year 3
POLICY VALUE before
 surrender                = $50,000 * (1.055) ^ 2.5 = $57,161.18
SURRENDER CHARGE FREE
 AMOUNT                   = $50,000 * .30 = $15,000.00
EIA FREE AMOUNT           = $57,161.18 - $50,000 = $7,161.18
AMOUNT SUBJECT TO EIA     = $57,161.18 - $7,161.18 = $50,000.00
EIA FLOOR                 = $50,000 * (1.03) ^ 2.5 = $53,834.80
Excess Interest
 Adjustment Assumptions:  "G" = .055; "C" = .045; "M" = 30
EXCESS INTEREST
 ADJUSTMENT               = S * (G - C) * (M/12)
                          = $50,000 * (.055 - .045) * (30/12)
                          = $1,250.00
ADJUSTED POLICY VALUE     = PV + EIA
                          = $57,161.18 + $1,250.00 = $58,411.18
SURRENDER CHARGE          = ($50,000 - $15,000.00) * .06 = $2,100.00
CASH VALUE at middle of
 Policy Year 3            = PV + EIA-Surrender Charge
                          = $57,161.18 + ($1,250) - $2,100.00 = $56,311.18

On a partial withdrawal, PFL will pay the Owner the full amount of withdrawal requested (as long as the Policy Value is sufficient).

             EXAMPLE 3 (PARTIAL WITHDRAWAL, RATES INCREASE BY 1%):

Assumptions:
  Single Premium:         $50,000
  Guarantee Period:       5 Years
  Guarantee Rate:         5.50% per annum
  Partial Withdrawal:     $30,000; Middle of Policy Year 3
POLICY VALUE before
 withdrawal               = $50,000 * (1.055) ^ 2.5 = $57,161.18
SURRENDER CHARGE FREE
 AMOUNT                   = $50,000.00 * .30 = $15,000.00
EIA FREE AMOUNT           = $57,161.18 - $50,000 = $7,161.18
"S"                       = $30,000 - $7,161.18 = $22,838.82
EXCESS INTEREST
 ADJUSTMENT               = $22,838.82 * (.055 - .065) * (30/12) = -$570.97
SURRENDER CHARGE          = [($30,000.00 - $15,000.00) - (-$570.97)] * (.06) = $934.26
GROSS PARTIAL
 WITHDRAWAL:              = $30,000.00 - (-$570.97) + $934.26 = $31,505.23
POLICY VALUE after
 withdrawal               = $57,161.18 - [$30,000.00 - (-$570.97) + ($934.26)]
                          = $57,161.18 - $31,505.23 = $25,655.95

             EXAMPLE 4 (PARTIAL WITHDRAWAL, RATES DECREASE BY 1%):

Assumptions:
  Single Premium:         $50,000
  Guarantee Period:       5 Years
  Guaranteed Rate:        5.50% per annum
  Partial Surrender:      $30,000; Middle of Policy Year 3
POLICY VALUE before
 withdrawal               = $50,000 * (1.055) ^ 2.5 = $57,161.18
SURRENDER CHARGE FREE
 AMOUNT                   = $50,000.00 * .30 = $15,000.00
EIA FREE AMOUNT           = $57,161.18 - $50,000 = $7,161.18
S                         = $30,000.00 - $7,161.18 = $22,838.82
EXCESS INTEREST
 ADJUSTMENT               = $22,838.82 * (.055 -.045) * (30/12) = $570.97
SURRENDER CHARGE          = [($30,000.00 - $15,000.00) - $570.97] * (.06) = $865.74
GROSS PARTIAL WITHDRAWAL  = $30,000.00 - ($570.97) + $865.74 = $30,294.77
POLICY VALUE after
 withdrawal               = $57,161.18 - [$30,000.00 - ($570.97) + $865.74]
                          = $57,161.18 - $30,294.77 = $26,866.41

                      STATEMENT OF ADDITIONAL INFORMATION

                 THE ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY

                                Issued through

                      PFL LIFE VARIABLE ANNUITY ACCOUNT A

                                  Offered by
                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

  This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Atlas Portfolio Builder Variable Annuity (the "Policy") offered by PFL Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1998 by calling Atlas at 1-800-933-2852, or by writing to Atlas Securities, Inc., 794 Davis Street, P.O. Box 1894, San Leandro, CA, 94577. You may also contact PFL Life Insurance Company at the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The Prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY AND THE PFL LIFE VARIABLE ANNUITY ACCOUNT A.

Dated: May 1, 1998

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Policy--General Provisions.............................................   3
  Owner....................................................................   3
  Entire Policy............................................................   3
  Delay of Payment and Transfers...........................................   3
  Misstatement of Age or Sex...............................................   4
  Reallocation of Policy Values After the Annuity Commencement Date........   4
  Assignment...............................................................   4
  Evidence of Survival.....................................................   4
  Non Participating........................................................   5
Federal Tax Matters........................................................   5
  Tax Status of the Policy.................................................   5
  Taxation of PFL..........................................................   6
Investment Experience......................................................   6
Historical Performance Data................................................  10
  Subaccount Yields........................................................  10
  Total Returns............................................................  10
  Other Performance Data...................................................  11
State Regulation of PFL....................................................  11
Administration.............................................................  11
Records and Reports........................................................  12
Distribution of the Policies...............................................  12
Custody of Assets..........................................................  12
Adjusted Historical Performance Data.......................................  12
Legal Matters..............................................................  12
Independent Auditors.......................................................  13
Other Information..........................................................  13
Financial Statements.......................................................  13

  In order to supplement the description in the Prospectus, the following provides additional information about PFL and the Policy which may be of interest to a prospective purchaser.

                        THE POLICY--GENERAL PROVISIONS

OWNER

  The Policy shall belong to the Owner upon issuance of the Policy after completion of an application and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the Policy; (2) surrender the Policy; (3) amend or modify the Policy with PFL's consent; (4) receive annuity payments or name a Payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of the Owner's spouse in a community or marital property state.

  A Successor Owner can be named in the Policy application or in a Written Notice. The Successor Owner will become the new Owner upon the Owner's death, if the Owner predeceases the Annuitant. If no Successor Owner survives the Owner and the Owner predeceases the Annuitant, the Owner's estate will become the Owner.

  The Owner may change the ownership of the Policy in a Written Notice. When this change takes effect, all rights of ownership in the Policy will pass to the new Owner. A change of ownership may have adverse tax consequences.

  When there is a change of Owner or Successor Owner, the change will take effect as of the date the Owner signs the Written Notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the Owner or naming a new Successor Owner cancels any prior choice of Successor Owner, but does not change the designation of the Beneficiary or the Annuitant.

  If ownership is transferred (except to the Owner's spouse) because the Owner dies before the Annuitant, the Adjusted Policy Value generally must be distributed to the Successor Owner within five years of the Owner's death, or if the first payment begins within one year of the Owner's death, payments must be made for a period certain which does not exceed that Successor Owner's life expectancy.

ENTIRE POLICY

  The Policy and any endorsements thereon and the Policy application constitute the entire contract between PFL and the Owner. All statements in the application are representations and not warranties. No statement will cause the Policy to be void or to be used in defense of a claim unless contained in the application.

DELAY OF PAYMENT AND TRANSFERS

  Payment of any amount due from the Mutual Fund Account in respect of a surrender, the Death Benefit or the death of the Owner generally will occur within seven business days from the date the Written Notice (and any other required documentation or information) is received, except that PFL may be permitted to defer such payment from the Mutual Fund Account if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Owners. In addition, transfers of amounts from the Subaccounts may be deferred under these circumstances.

  Certain delays and restrictions apply to transfers of amounts out of the Fixed Account. See p. 28 of the Policy Prospectus.

MISSTATEMENT OF AGE OR SEX

  If the age or sex of the Annuitant has been misstated, PFL will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the Beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant may be established at any time by the submission of proof satisfactory to PFL.

REALLOCATION OF POLICY VALUES AFTER THE ANNUITY COMMENCEMENT DATE

  After the Annuity Commencement Date, the Owner may reallocate the value of a designated number of Annuity Units of a Subaccount of the Mutual Fund Account then credited to a Policy into an equal value of Annuity Units of one or more other Subaccounts of the Mutual Fund Account, or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the Account(s) or Subaccount(s) at the end of the Business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the Account or Subaccount from which the transfer is being made. If the monthly income of the Annuity Units remaining in an Account or Subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to PFL's Administrative and Service Office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of Policy Value may be made in any given Policy Year.

  After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Mutual Fund Account.

ASSIGNMENT

  During the lifetime of the Annuitant the Owner may assign any rights or benefits provided by a Nonqualified Policy. An assignment will not be binding on PFL until a copy has been filed at its Administrative and Service Office. The rights and benefits of the Owner and Beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have adverse tax consequences.

  Unless the Owner so directs by filing Written Notice with PFL, no Beneficiary may assign any payments under the Policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any Beneficiary's creditors.

  Ownership under Qualified Policies is restricted to comply with the Internal Revenue Code.

EVIDENCE OF SURVIVAL

  PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

NON-PARTICIPATING

  The Policy will not share in PFL's surplus earnings; no dividends will be paid.

                              FEDERAL TAX MATTERS

TAX STATUS OF THE POLICY

  Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ((S)) 1.817-5) apply a diversification requirement to each of the Subaccounts of the Mutual Fund Account. The Mutual Fund Account, through the Underlying Funds and their Portfolios, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements regarding participation in the Atlas Portfolio Builder Variable Annuity that require the Underlying Funds and their Portfolios to be operated in compliance with the Treasury regulations.

  Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."

  The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Owner of a Policy has the choice of one or more Subaccounts in which to allocate premiums and Policy Values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyowners being treated as the owners of the assets of the Mutual Fund Account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the Policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the Mutual Fund Account.

  Distribution Requirements. The Code also requires that Nonqualified Policies contain specific provisions for distribution of Policy proceeds upon the death of any Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Policies provide that if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owners death. If any Owner dies before the Annuity Commencement Date, the entire interest in the Policy must generally be distributed within 5 years after such Owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. However, if such Owner's death occurs prior to the Annuity Commencement Date, and such Owner's surviving spouse is named beneficiary, then the Policy may be continued with the surviving spouse as the new Owner receiving the one-time adjustment to the Policy Value. See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. ---- of the Prospectus.) If any Owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as the Owner and any death or change of such primary Annuitant shall be treated as the Death of the Owner.

  The Nonqualified Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policies satisfy all such Code requirements. The provisions contained in the Policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

TAXATION OF PFL

  PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The Mutual Fund Account is treated as part of PFL and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Mutual Fund Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Mutual Fund Account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the Mutual Fund Account, PFL may make a charge to the Mutual Fund Account.

                             INVESTMENT EXPERIENCE

  A "Net Investment Factor" is used to determine the value of Accumulation Units and Annuity Units, and to determine annuity payment rates.

ACCUMULATION UNITS

  Upon allocation to the selected Subaccount of the Mutual Fund Account, Premium Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Premium Payment is received at the Administrative and Service Office or, in the case of the initial Premium Payment, when the Policy application is completed, whichever is later. The value of an Accumulation Unit was arbitrarily established at $1.000000 at the inception of each Subaccount. Thereafter, the value of an Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange and PFL's Administrative and Service Office are open for business.

  An index (the "Net Investment Factor") which measures the investment performance of a Subaccount during a Valuation Period, is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease or remain the same from one Valuation Period to the next. The Owner bears this investment risk. The net investment performance of a Subaccount and deduction of certain charges affect the Accumulation Unit Value.

  The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

    (a) is the net result of:

      (1) the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus

      (3) a per share charge or credit for any taxes determined by PFL to have resulted from the investment operations of the Subaccount;

    (b) the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period; and

    (c) is the charge for mortality and expense risk during the Valuation Period (equal to an annual rate of 1.25%) of the daily net asset value of the Subaccount, plus the .15% administrative charge.

             ILLUSTRATION OF ACCUMULATION UNIT VALUE CALCULATIONS

FORMULA AND ILLUSTRATION FOR DETERMINING THE NET INVESTMENT FACTOR

Investment Experience Factor = (A + B - C) - E
                                D

Where:      The Net Asset Value of an Underlying Fund share as of the end of
      A =   the current Valuation Period.
            Assume......................................... A = $11.57

      B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
            Assume.............................................. B = 0

      C = The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
            Assume.............................................. C = 0

      D = The Net Asset Value of an Underlying Fund share at the end of the immediately preceding Valuation Period.
            Assume......................................... D = $11.40

      E = The daily deduction for the Mortality and Expense Risk Fee and Administrative Charge, which totals 1.40% on an annual basis.
            On a daily basis............................ = .0000380909

Then, the Investment Experience Factor = 11.57 + 0-0 -
 .0000380909 = Z = 1.0148741898
                                      11.40

FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE

Accumulation Unit Value = A X B

Where:      The Accumulation Unit Value for the immediately preceding
      A =   Valuation Period.
            Assume.............................................. = $ X

      B =   The Net Investment Factor for the current Valuation Period.
            Assume................................................ = Y

Then, the Accumulation Unit Value = $ X X Y = $ Z

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

  The amount of Variable Annuity Payments will vary with Annuity Unit Values. Annuity Unit Values rise if the net investment performance of the Subaccount exceeds the assumed interest rate of 5% annually. Conversely, Annuity Unit Values fall if the net investment performance of the Subaccount is less than the assumed rate. The value of a variable Annuity Unit in each Subaccount was established at $1.00 on the date operations began for that Subaccount. The value of a variable Annuity Unit on any subsequent Business Day is equal to
(a) multiplied by (b) multiplied by (c), where:

    (a) is the variable Annuity Unit Value for that Subaccount on the immediately preceding Business Day;

    (b) is the net investment factor for that Subaccount for the valuation period; and

    (c) is the investment result adjustment factor for the valuation period.

  The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding Business Day to the close of the current Business Day.

  The net investment factor for the Policy used to calculate the value of a variable Annuity Unit in each Subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

    (i) is the result of:

      (1) the net asset value of a fund share held in that Subaccount determined at the end of the current valuation period; plus

      (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that Subaccount if the ex-dividend date occurs during the valuation period; plus or minus

      (3) a per share charge or credit for any taxes reserved for, which PFL determines to have resulted from the investment operations of the Subaccount.

    (ii) is the net asset value of a fund share held in that Subaccount determined as of the end of the immediately preceding valuation period.

    (iii) is a factor representing the Mortality and Expense Risk Fee and Administrative Charge. This factor is equal, on an annual basis, to 1.40% of the net asset value of that Subaccount.

  The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit Values.

  The annuity payment rates vary according to the Annuity Option elected and the sex and adjusted age of the Annuitant at the Annuity Commencement Date. The Policy also contains a table for determining the adjusted age of the Annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS

FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A X B X C

Where:      Annuity Unit Value for the immediately preceding Valuation Period.
      A =   Assume.............................................. = $ X

      B = Investment Experience Factor for the Valuation Period for which the Annuity Unit Value is being calculated.
            Assume.................................................= Y

      C = A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used.
            Assume................................................ = Z

Then, the Annuity Unit Value is: $ X X Y X Z = $ Q

FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First Monthly Variable Annuity Payment = A X B
                                   $1,000

   Where:   The Policy Value as of the Annuity Commencement Date.
      A =   Assume.............................................. = $ X

      B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Policy.
            Assume.............................................. = $ Y

Then, the first Monthly Variable Annuity Payment = $ X X $ Y = $ Z
                                             1,000

FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units = A
                       B

   Where:   The dollar amount of the first monthly Variable Annuity Payment.
      A =   Assume.............................................. = $ X

      B = The Annuity Unit Value for the Valuation Date on which the first monthly payment is due.
            Assume.............................................. = $ Y

Then, the number of Annuity Units = $ X = Z
                               $ Y

                          HISTORICAL PERFORMANCE DATA

SUBACCOUNT YIELDS

  PFL may from time to time advertise or disclose the current annualized yield of one or more of the Subaccounts of the Mutual Fund Account for 30-day periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by:
(i) dividing the net investment income of the subaccount less Subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the Subaccount include (i) the Administrative Charge and (ii) the Mortality and Expense Risk Fee. The 30-day yield is calculated according to the following formula:

                  Yield = 2 X ((((NI-ES)/(U X UV)) + 1)/6/-1)

Where:
NI= Net investment income of the Subaccount for the 30-day period attributable to the Subaccount's unit.

ES=  Expenses of the Subaccount for the 30-day period.

U=   The average number of units outstanding.

UV= The unit value at the close (highest) of the last day in the 30-day period.

  Because of the charges and deductions imposed by the Mutual Fund Account, the yield for a Subaccount of the Mutual Fund Account will be lower than the yield for its corresponding Portfolio. The yield calculations do not reflect the effect of any premium taxes or Surrender Charges that may be applicable to a particular Policy. Surrender Charges range from 7% to 0% of the amount of Premium Payments withdrawn based on the number of years since the Policy Date. However, Surrender Charges will not be assessed after the fifth Policy Year.

  The yield on amounts held in the Subaccounts of the Mutual Fund Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

TOTAL RETURNS

  PFL may from time to time also advertise or disclose total returns for one or more of the Subaccounts of the Mutual Fund Account for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

  Total returns will be calculated using Subaccount Unit Values which PFL calculates on each Business Day based on the performance of the Subaccount's underlying Portfolio, and the deductions for the Mortality and Expense Risk Fee and the Administrative Charge. Standard total return calculations will reflect the effect of Surrender Charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                             P (1 + T)N = ERV

Where:
T=   The average annual total return net of Subaccount recurring charges.

ERV= The ending redeemable value of the hypothetical account at the end of the period.

P=   A hypothetical initial payment of $1,000.

N=   The number of years in the period.

OTHER PERFORMANCE DATA

  PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the Surrender Charge percentage will be assumed to be 0%.

  PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the Surrender Charge percentage will be 0%.

                               CTR = (ERV / P)-1

Where:
CTR= The cumulative total return net of Subaccount recurring charges for the period.

ERV= The ending redeemable value of the hypothetical investment at the end of the period.

P=   A hypothetical initial payment of $1,000.

  All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

                            STATE REGULATION OF PFL

  PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                ADMINISTRATION

  PFL performs administrative services for the Policies. These services include issuance of the Policies, maintenance of records concerning the Policies, and certain valuation services.

                              RECORDS AND REPORTS

  All records and accounts relating to the Mutual Fund Account will be maintained by PFL. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, PFL will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE POLICIES

  The Policies are offered to the public through Atlas Securities, Inc., a licensed broker-dealer under the federal securities laws and a licensed agent under state insurance laws. The offering of the Policies is continuous and PFL and Atlas do not anticipate discontinuing the offering of the Policies. However, PFL and Atlas reserve the right to discontinue the offering of the Policies.

  AFSG Securities Corporation, an affiliate of PFL, will be the principal underwriter of the Policies. AFSG Securities Corporation has entered into an agreement with Atlas Securities, Inc. for the exclusive distribution of the Policies. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1997 the amount paid to AEGON USA Securities, Inc. and/or the broker-dealers for their services was $628,439.24. No fees had been paid to AEGON USA Securities, Inc. and/or the broker/dealers for their services during 1996 or prior years.

                               CUSTODY OF ASSETS

  The assets of each of the Subaccounts of the Mutual Fund Account are held by PFL. The assets of each of the Subaccounts of the Mutual Fund Account are segregated and held separate and apart from the assets of the other Subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the Underlying Funds held by each of the Subaccounts. Additional protection for the assets of the Mutual Fund Account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                   ADJUSTED HISTORICAL PERFORMANCE DATA

  From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Mutual Fund Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the various Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts.

                                 LEGAL MATTERS

  Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the Policies has been provided to PFL by Sutherland, Asbill & Brennan LLP, of Washington D.C.

                             INDEPENDENT AUDITORS

  The Financial Statements of PFL as of December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the Financial Statements of PFL Life Variable Annuity Account A at December 31, 1997, and for the period September 30, 1997 (commencement of operations) to December 31, 1997, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                               OTHER INFORMATION

  A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

  The values of the interest of Owners in the Mutual Fund Account will be affected solely by the investment results of the selected Subaccount(s). The Financial Statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of PFL to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Mutual Fund Account.

                     FINANCIAL STATEMENTS - STATUTORY BASIS

                          PFL LIFE INSURANCE COMPANY

                 YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

                          PFL Life Insurance Company

                     Financial Statements - Statutory Basis


                 Years ended December 31, 1997, 1996 and 1995



                                   CONTENTS

Report of Independent Auditors.................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flows - Statutory Basis......................  7
Notes to Financial Statements - Statutory Basis.................  9

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors



The Board of Directors
PFL Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /s/ Ernst & Young LLP

February 27, 1998

                          PFL Life Insurance Company

                        Balance Sheets - Statutory Basis
               (Dollars in thousands, except per share amounts)

                                                                   DECEMBER 31
                                                               1997            1996
                                                        --------------------------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments                              $   23,939      $   50,737
 Bonds                                                         4,913,144       4,773,433
 Stocks:
  Preferred                                                        2,750           3,097
  Common (cost:  1997 - $33,058; 1996 - $23,212)                  42,345          32,038
  Affiliated entities (cost:  1997 - $10,798; 1996 -
   $14,893)                                                        8,031           6,934

 Mortgage loans on real estate                                   935,207         911,705
 Real estate, at cost less accumulated depreciation
  ($8,655 in 1997; $11,338 in 1996):
  Home office properties                                           8,283          10,372
  Properties acquired in satisfaction of debt                     11,814          12,260
  Investment properties                                           36,416          35,922
 Policy loans                                                     57,136          54,214
 Other invested assets                                            29,864          16,343
                                                        --------------------------------
Total cash and invested assets                                 6,068,929       5,907,055

Premiums deferred and uncollected                                 16,101          16,345
Accrued investment income                                         69,662          70,401
Short-term notes receivable from affiliate                            --          53,900
Federal income taxes recoverable                                      --           4,018
Transfers from separate accounts                                  60,193          38,528
Other assets                                                      37,624          31,215
Separate account assets                                        2,517,365       1,844,515
                                                        --------------------------------
Total admitted assets                                         $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                                                                   DECEMBER 31
                                                               1997            1996
                                                           -----------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $  884,018      $  736,100
  Annuity                                                      4,204,125       4,408,419
  Accident and health                                            169,328         139,269
 Policy and contract claim reserves:
  Life                                                             8,635           7,369
  Accident and health                                             57,713          66,988
 Other policyholders' funds                                      143,831         126,672
 Remittances and items not allocated                             153,745          64,064
 Asset valuation reserve                                          69,825          54,851
 Interest maintenance reserve                                     30,287          23,745
 Federal income taxes payable                                      1,889              --
 Short-term notes payable to affiliates                           16,400              --
 Other liabilities                                                75,070          70,663
 Payable to affiliates                                            13,240           4,975
 Separate account liabilities                                  2,512,406       1,844,515
                                                        --------------------------------
Total liabilities                                              8,340,512       7,547,630

Commitments and contingencies

Capital and surplus:
 Common stock, $10 par value, 500 shares authorized,
  266 issued and outstanding                                       2,660           2,660

 Paid-in surplus                                                 154,282         154,129
 Unassigned surplus                                              272,420         261,558
                                                        --------------------------------
Total capital and surplus                                        429,362         418,347
                                                        --------------------------------
Total liabilities and capital and surplus                     $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                          PFL Life Insurance Company

                   Statements of Operations - Statutory Basis
                            (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                           --------------------------------------------------------
Revenues:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                         $  202,435           $  204,872           $  114,704
  Annuity                                                         657,695              725,966              921,452
  Accident and health                                             207,982              227,862              232,738
 Net investment income                                            446,424              428,337              392,685
 Amortization of interest maintenance reserve                       3,645                2,434                4,341
 Commissions and expense allowances on reinsurance
  ceded                                                            49,859               73,931               77,071
                                                           --------------------------------------------------------
                                                                1,568,040            1,663,402            1,742,991
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                           146,583              147,024              146,346
  Surrender benefits                                              658,071              512,810              498,626
  Other benefits                                                  126,495              101,288               88,607
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                           149,575              140,126               50,071
   Annuity                                                       (203,139)             188,002              528,330
   Accident and health                                             30,059               26,790               17,694
   Other                                                           16,998               19,969               16,017
                                                           --------------------------------------------------------
                                                                  924,642            1,136,009            1,345,691
 Insurance expenses:
  Commissions                                                     157,300              177,466              200,706
  General insurance expenses                                       57,571               57,282               57,623
  Taxes, licenses and fees                                          8,715               13,889               15,700
  Net transfers to separate accounts                              297,480              171,785               42,981
  Other expenses                                                      119                  526                  760
                                                           --------------------------------------------------------
                                                                  521,185              420,948              317,770
                                                           --------------------------------------------------------
                                                                1,445,827            1,556,957            1,663,461
                                                           --------------------------------------------------------

Gain from operations before federal income taxes and
 net realized capital gains (losses) on investments               122,213              106,445               79,530

Federal income tax expense                                         43,381               41,177               33,335
                                                           --------------------------------------------------------

Gain from operations before net realized capital
 gains (losses) on investments                                     78,832               65,268               46,195


Net realized capital gains (losses) on investments
 (net of related federal income taxes and amounts
 transferred to interest maintenance reserve)                       7,159               (3,503)             (18,096)

                                                           --------------------------------------------------------
Net income                                                     $   85,991           $   61,765           $   28,099
                                                           ========================================================

See accompanying notes.

                          PFL Life Insurance Company

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                                                       TOTAL CAPITAL
                                                   COMMON STOCK        PAID-IN         UNASSIGNED       AND SURPLUS
                                                                       SURPLUS          SURPLUS

                                                 ---------------------------------------------------------------------
Balance at January 1, 1995                                 $2,660         $114,129         $211,552          $328,341
 Capital contribution                                           -           40,000                -            40,000
 Net income for 1995                                            -                -           28,099            28,099
 Net unrealized capital losses                                  -                -           (7,574)           (7,574)
 Decrease in non-admitted assets                                -                -               50                50
 Increase in asset valuation reserve                            -                -           (5,946)           (5,946)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -               35                35
 Cancellation of reinsurance agreement                          -                -              585               585
 Amendment of reinsurance agreement                             -                -              419               419
 Transfer of subsidiary investment to
  stockholder                                                   -                -           (3,250)           (3,250)
 Change in reserve valuation methodology                        -                -             (501)             (501)
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (2,730)           (2,730)
                                                 ---------------------------------------------------------------------
Balance at December 31, 1995                                2,660          154,129          220,739           377,528
 Net income for 1996                                            -                -           61,765            61,765
 Net unrealized capital gains                                   -                -            2,351             2,351
 Increase in non-admitted assets                                -                -             (148)             (148)
 Increase in asset valuation reserve                            -                -          (10,930)          (10,930)
 Dividend to stockholder                                        -                -          (20,000)          (20,000)
 Prior period adjustment                                        -                -            5,025             5,025
 Surplus effect of sale of a division                           -                -             (384)             (384)
 Surplus effect of ceding commission
  associated with the sale of a division                        -                -               29                29
  Amendment of reinsurance agreement                            -                -              421               421
 Decrease in liability for reinsurance in
  unauthorized companies                                        -                -            2,690             2,690
                                                 ---------------------------------------------------------------------
Balance at December 31, 1996                                2,660          154,129          261,558           418,347
 Capital contribution                                           -              153                -               153
 Net income for 1997                                            -                -           85,991            85,991
 Net unrealized capital gains                                   -                -            3,592             3,592
 Increase in non-admitted assets                                -                -             (481)             (481)
 Increase in asset valuation reserve                            -                -          (14,974)          (14,974)
 Dividend to stockholder                                        -                -          (62,000)          (62,000)
 Surplus effect of sale of a division                           -                -             (161)             (161)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -                5                 5
 Surplus effect of amendment of reinsurance                     -                -              389               389
  agreement
 Surplus effect of reinsurance agreement                        -                -              402               402
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (1,901)           (1,901)
                                                ---------------------------------------------------------------------
Balance at December 31, 1997                               $2,660         $154,282         $272,420          $429,362
                                                =====================================================================

See accompanying notes.

                          PFL Life Insurance Company

                  Statements of Cash Flows - Statutory Basis
                            (Dollars in thousands)


                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                     --------------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance         $ 1,119,936          $ 1,240,748          $ 1,353,407
Net investment income                                             452,091              431,456              398,051
Life and accident and health claims                              (154,383)            (147,556)            (140,798)
Surrender benefits and other fund withdrawals                    (658,071)            (512,810)            (498,626)
Other benefits to policyholders                                  (126,462)            (101,254)             (88,519)
Commissions, other expenses and other taxes                      (225,042)            (248,321)            (278,241)
Net transfers to separate accounts                               (319,146)            (210,312)             (42,981)
Federal income taxes, excluding tax on capital gains              (47,909)             (35,551)             (32,905)
Cash paid in conjunction with an amendment of a
 reinsurance agreement                                             (4,826)              (5,812)
Repayment of intercompany notes and receivables, net                    -                    -              (48,070)
Cash received in connection with a reinsurance
 agreement                                                          1,477                    -                    -

Other, net                                                         89,693              (41,677)              62,345
                                                     --------------------------------------------------------------
Net cash provided by operating activities                         127,358              368,911              683,663

INVESTING ACTIVITIES
Proceeds from investment sold, matured or repaid:
 Bonds and preferred stocks                                     3,284,095            2,112,831            1,757,229
 Common stocks                                                     34,004               27,214               20,338
 Mortgage loans on real estate                                    138,162               74,351               36,550
 Real estate                                                        6,897               18,077               23,203
 Cash received from ceding commissions associated
  with the sale of a division                                           8                   45                   55
 Other                                                             57,683               22,568                8,258
                                                     --------------------------------------------------------------
                                                                3,520,849            2,255,086            1,845,633

Cost of investments acquired:
 Bonds and preferred stocks                                    (3,411,442)          (2,270,105)          (2,294,195)
 Common stocks                                                    (37,339)             (29,799)             (23,284)
 Mortgage loans on real estate                                   (159,577)            (324,381)            (192,292)
 Real estate                                                       (2,013)                (222)             (10,188)
 Policy loans                                                      (2,922)              (1,539)                (877)
 Cash paid in association with the sale of a division                   -                 (539)                   -
 Cash paid in conjunction with sales of a division                   (591)                (123)                   -
 Other                                                            (15,674)              (6,404)              (2,670)
                                                     --------------------------------------------------------------
                                                               (3,629,558)          (2,633,112)          (2,523,506)
                                                     --------------------------------------------------------------
Net cash used in investing activities                            (108,709)            (378,026)            (677,873)

                          PFL Life Insurance Company

                            (Dollars in thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                              1997                1996               1995
                                                     -----------------------------------------------------------

FINANCING ACTIVITIES
Issuance of short-term intercompany notes payable           $     16,400       $           -        $     40,000
Capital contribution                                                 153                   -                   -
Dividends to stockholder                                         (62,000)            (20,000)                  -
                                                     -----------------------------------------------------------
Net cash provided by (used in) financing activities              (45,447)            (20,000)             40,000
                                                     -----------------------------------------------------------
Increase (decrease) in cash and short-term
 investments                                                     (26,798)            (29,115)             45,790

Cash and short-term investments at beginning of year              50,737              79,852              34,062
                                                     -----------------------------------------------------------
Cash and short-term investments at end of year              $     23,939       $      50,737        $     79,852
                                                     ===========================================================


See accompanying notes.

                          PFL Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1997


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

In connection with the sale of certain affiliated companies, the Company has assumed various blocks of business from these former affiliates through mergers. In addition, the Company has canceled or entered into several coinsurance and reinsurance agreements with affiliates and non-affiliates. The following is a description of those transactions:

 . During 1996, the Company sold its North Richland Hills, Texas health administrative operations known as The Insurance Center. The transaction resulted in the transfer of substantially all employees and office facilities to United Insurance Companies, Inc. ("UICI"). All inforce business will continue to be shared by UICI and the Company and its affiliates through the existing coinsurance agreements. After a short transition period, all new business produced by United Group Association, an independent insurance agency, will be written by the insurance subsidiaries of UICI and will not be shared with the Company and its affiliates through coinsurance arrangements. As a result of the sale, during 1996 the Company transferred $123 in assets, substantially all of which was cash, and $70 of liabilities. The difference between the assets and liabilities of $(53) plus a tax credit of $19 was charged directly to unassigned surplus. During 1997, the Company transferred $591 in assets, substantially all of which was cash and $343 of liabilities. The difference between the assets and liabilities of $(248) net of a tax credit of $87 was charged directly to unassigned surplus.

 . Effective December 31, 1995, the Company canceled a coinsurance agreement with its parent, First AUSA. As a result of the cancellation, the Company transferred $825 of assets and $1,712 of liabilities. The difference between the assets and liabilities, net of a tax effect of $302 was credited directly to unassigned surplus.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 . On January 1, 1994, the Company entered into an agreement with a non-affiliate reinsurer to increase the reinsurance ceded by 2-1/2% each year (primarily group health business). As a result, the Company transferred $4,303 in assets and liabilities of $4,467 during 1995. The difference between the assets and liabilities of $164, plus a tax credit of $255, was credited directly to unassigned surplus. During 1996, the Company transferred $5,991 in assets, including $5,812 of cash and short-term investments and liabilities of $6,146. The difference between the assets and liabilities of $155, plus a tax credit of $266 was credited directly to unassigned surplus. During 1997, the Company transferred $5,045 in assets, including $4,826 of cash and short-term investments, and liabilities of $5,164. The difference between the assets and liabilities of $119 plus a tax credit of $270 was credited directly to unassigned surplus.

 . During 1993, the Company sold the Oakbrook Division (primarily group health business). The initial transfer of risk occurred through an indemnity reinsurance agreement. The policies will then be assumed by the reinsurer by novation as state regulatory and policyholder approvals are received. During 1996, the Company paid $539 in association with this sale; the payment, net of a tax credit of $189, were charged directly to unassigned surplus. In addition, the Company will receive from the third party administrator a ceding commission of one percent of the premiums collected between January 1, 1994 and December 31, 1996. As a result of the sale, in 1995, the Company received $55 for ceding commissions; the commissions net of the related tax effect of $20 was credited directly to unassigned surplus. During 1996, the Company received $45 for ceding commissions; the commissions net of the related tax effect of $(16) was charged directly to unassigned surplus. In 1997, the Company received $8 for ceding commissions; the commissions net of the related tax effect of $3 was credited directly to unassigned surplus.

 . During 1997, the Company entered into a reinsurance agreement with a non-affiliate. As a result of the agreement, the Company received $1,480 of assets, including $1,477 of cash and short-term securities, and $861 of liabilities. The difference between the assets and liabilities of $619, net of a tax effect of $217 was credited directly to unassigned surplus.

NATURE OF BUSINESS

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are primarily through the Company's agents and financial institutions.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid;

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of affiliated and unaffiliated companies, which includes shares of mutual funds (money market and other), are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1997, 1996 and 1995, the Company excluded investment income due and accrued of $177, $1,541 and $2,272, respectively, with respect to such practices.

The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest-rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreements is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreements is included in other assets.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $281,095, $227,864 and $133,386 in 1997, 1996 and 1995, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.


2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

                          PFL Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107 and No. 119:

                                                        DECEMBER 31
                                           1997                             1996
                               ------------------------------   ------------------------------
                                   CARRYING                         Carrying
                                     VALUE       FAIR VALUE           Value       FAIR VALUE
                               ------------------------------   ------------------------------
 ADMITTED ASSETS
 Bonds                              $4,913,144     $5,046,527        $4,773,433     $4,867,770
 Preferred stocks                        2,750          8,029             3,097          7,133
 Common stocks                          42,345         42,345            32,038         32,038
 Affiliated common stock                 8,031          8,031             6,934          6,934
 Mortgage loans on real estate         935,207        983,720           911,705        922,010
 Policy loans                           57,136         57,136            54,214         54,214
 Cash and short-term
  investments                           23,939         23,939            50,737         50,737

 Interest rate cap                       5,618          1,513             6,797          6,975
 Interest rate swaps                         -          2,546                 -              -
 Separate account assets             2,517,365      2,517,365         1,844,515      1,844,515

 LIABILITIES
 Investment contract liabilities     4,345,181      4,283,461         4,532,568      4,398,630
 Separate account liabilities        2,452,205      2,452,205         1,803,057      1,803,057

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities were as follows:

                                                                      GROSS           GROSS       ESTIMATED
                                                    CARRYING        UNREALIZED     UNREALIZED        FAIR
                                                      VALUE           GAINS          LOSSES          VALUE
                                              -----------------------------------------------------------------
DECEMBER 31, 1997
Bonds:
  United States Government and agencies            $  188,241        $  2,562        $    (21)      $  190,782
  State, municipal and other government                61,532           2,584          (1,774)          62,342
  Public utilities                                    121,582           5,384          (2,952)         124,014
  Industrial and miscellaneous                      1,955,587          85,233          (7,752)       2,033,068
  Mortgage-backed securities                        2,586,202          55,382          (5,263)       2,636,321
                                             -----------------------------------------------------------------
                                                    4,913,144         151,145         (17,762)       5,046,527
 Preferred stocks                                       2,750           5,279               -            8,029
                                             -----------------------------------------------------------------
                                                   $4,915,894        $156,424        $(17,762)      $5,054,556
                                             =================================================================
DECEMBER 31, 1996
 Bonds:
  United States Government and agencies            $  136,450        $  3,301        $    180       $  139,571
  State, municipal and other government                59,644           1,906             177           61,373
  Public utilities                                    147,918           5,616           1,020          152,514
  Industrial and miscellaneous                      1,958,681          64,710           8,105        2,015,286
  Mortgage-backed securities                        2,470,740          43,896          15,610        2,499,026
                                             -----------------------------------------------------------------
                                                    4,773,433         119,429          25,092        4,867,770
 Preferred stocks                                       3,097           4,036               -            7,133
                                             -----------------------------------------------------------------
                                                   $4,776,530        $123,465        $ 25,092       $4,874,903
                                             =================================================================

The carrying value and estimated fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               CARRYING      ESTIMATED
                                                                 VALUE       FAIR VALUE
                                                             ----------------------------
 Due in one year or less                                       $  132,834      $  133,608
 Due after one year through five years                          1,036,862       1,066,474
 Due after five years through ten years                           886,542         915,229
 Due after ten years                                              270,704         294,895
                                                             ----------------------------
                                                                2,326,942       2,410,206
 Mortgage and other asset-backed securities                     2,586,202       2,636,321
                                                             ----------------------------
                                                               $4,913,144      $5,046,527
                                                             ============================

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                             YEAR ENDED DECEMBER 31
                                        1997          1996          1995
                                      --------------------------------------
 Interest on bonds and notes            $373,496      $364,356      $342,182
 Dividends on equity investments           1,460         1,436         1,822
 Interest on mortgage loans               80,266        69,418        52,702
 Rental income on real estate              7,501         9,526        10,443
 Interest on policy loans                  3,400         3,273         3,112
 Other investment income                     613         1,799         1,803
                                      --------------------------------------

 Gross investment income                 466,736       449,808       412,064

 Investment expenses                      20,312        21,471        19,379
                                      --------------------------------------
 Net investment income                  $446,424      $428,337      $392,685
                                      ======================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                               YEAR ENDED DECEMBER 31
                                       1997             1996             1995
                                   ----------------------------------------------
 Proceeds                             $3,284,095       $2,112,831      $1,757,229
                                   ==============================================


 Gross realized gains                 $   30,094       $   19,876      $   19,721
 Gross realized losses                   (17,265)         (19,634)        (34,399)
                                   ----------------------------------------------
 Net realized gains (losses)          $   12,829       $      242      $  (14,678)
                                   ==============================================

At December 31, 1997, investments with an aggregate carrying value of $5,944,376 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                            REALIZED
                                             ---------------------------------------
                                                     YEAR ENDED DECEMBER 31
                                                1997           1996          1995
                                             ---------------------------------------

 Debt securities                                $ 12,829       $   242      $(14,678)
 Short-term investments                              (19)         (197)           24
 Equity securities                                 6,972         1,798           504
 Mortgage loans on real estate                     2,252        (5,530)       (1,053)
 Real estate                                       4,252         1,210        (1,908)
 Other invested assets                             1,632            12          (970)
                                             ---------------------------------------
                                                  27,918        (2,465)      (18,081)

 Tax effect                                      (10,572)       (1,235)        7,878
 Transfer to interest maintenance reserve        (10,187)          197        (7,891)
                                             ---------------------------------------
 Net realized gains (losses)                    $  7,159       $(3,503)     $(18,096)
                                             =======================================

                                                      CHANGE IN UNREALIZED
                                             ---------------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                1997          1996            1995
                                             ----------------------------------------
 Debt securities                                 $40,289     $(115,867)     $355,560
 Equity securities                                 5,653         2,929       (16,379)
                                             ----------------------------------------
 Change in unrealized appreciation
  (depreciation)                                 $45,942     $(112,938)     $339,181
                                             =======================================

Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                           DECEMBER 31
                                                 1997          1996         1995
                                             ---------------------------------------
 Unrealized gains                                $10,356       $ 9,590      $ 6,833
 Unrealized losses                                (3,836)       (8,723)      (8,895)
                                             ---------------------------------------
 Net unrealized gains (losses)                   $ 6,520       $   867      $(2,062)
                                             =======================================

                                      19

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

During 1997, the Company issued mortgage loans with interest rates ranging from 7.32% to 8.62%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $237 were non-income producing for the previous twelve months. Accrued interest of $79 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 1996 and 1995, mortgage loans of $13,163 and $1,644, respectively, were foreclosed and transferred to real estate. No mortgage loans were foreclosed during 1997. At December 31, 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $11,985 and $5,432, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

      GEOGRAPHIC DISTRIBUTION                   PROPERTY TYPE DISTRIBUTION
--------------------------------------    --------------------------------------
                         DECEMBER 31                             DECEMBER 31
                        1997     1996                           1997     1996
                       ---------------                         ---------------
  South Atlantic         29%    26%        Retail                35%     37%
  Pacific                15     13         Office                31      34
  E. North Central       12     15         Apartment             14      14
  Mountain               10     10         Other                 14      12
  W. South Central        9     12         Industrial             6       3
  E. South Central        8      9
  Middle Atlantic         7      6
  W. North Central        6      6
  New England             4      3

At December 31, 1997, the Company had the following investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

        DESCRIPTION OF SECURITY OR ISSUER                   CARRYING VALUE
--------------------------------------------------      ----------------------
Bonds:
 Structured Asset Securities Corporation                        $66,650
 Countrywide Mortgage Backed Securities, Inc.                    94,918

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps and caps), options, and commitments to extend credit and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1997 and 1996, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                              NOTIONAL AMOUNT
                                                             1997         1996
                                                          -----------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed  pay floating                             $100,000      $      -
   Receive floating (uncapped) - pay floating (capped)       67,229             -
 Interest rate cap agreements                               500,000       500,000

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                          PFL Life Insurance Company

                            (Dollars in thousands)



4. REINSURANCE (CONTINUED)

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  1997           1996            1995
                                          --------------------------------------------------
 Direct premiums                              $1,312,446      $1,457,450      $1,591,531
 Reinsurance assumed                               2,038           1,796           2,356
 Reinsurance ceded                              (246,372)       (300,546)       (324,993)
                                          --------------------------------------------------
 Net premiums earned                          $1,068,112      $1,158,700      $1,268,894
                                          ==================================================

The Company received reinsurance recoveries in the amount of $183,638, $168,155 and $167,287 during 1997, 1996 and 1995, respectively. At December 31, 1997 and 1996, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $60,437 and $63,226, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $2,434,130 and $2,737,441, respectively.

At December 31, 1997, amounts recoverable from unauthorized reinsurers of $73,080 (1996 $73,434) and reserve credits for reinsurance ceded of $78,838 (1996 $55,035) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $117,686 at December 31, 1997 that can be drawn on for amounts that remain unpaid for more than 120 days.


5. INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                          PFL Life Insurance Company

                            (Dollars in thousands)



5. INCOME TAXES (CONTINUED)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital losses for the following reasons:

                                                             YEAR ENDED DECEMBER 31
                                                       1997           1996           1995
                                                 -------------------------------------------
 Computed tax at federal statutory rate (35%)         $42,775        $37,256       $27,835
 Tax reserve adjustment                                 2,004          2,211         2,405
 Excess tax depreciation                                 (392)          (384)         (365)
 Deferred acquisition costs  tax basis                  4,308          5,583         4,581
 Prior year over accrual                               (1,016)          (499)         (306)
 Dividend received deduction                             (941)          (454)          (56)
 Charitable contribution                                 (848)             -             -
 Other items  net                                      (2,509)        (2,536)         (759)
                                                 -------------------------------------------
 Federal income tax expense                           $43,381        $41,177       $33,335
                                                 ===========================================

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1987. During 1996, there was a $5,025 prior period adjustment to the tax accrual. This included a $2,100 writeoff of an intangible asset for tax purposes, and a federal income tax refund of $1,829 for tax years 1984-1986 and related interest of $1,686, net of a tax effect of $590. An examination is underway for years 1988 through 1995.


6. POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately .9% and 1.0% of ordinary life insurance in force at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                        DECEMBER 31
                                                         1997                                 1996
                                          -------------------------------      --------------------------------
                                                                PERCENT                               PERCENT
                                                 AMOUNT         OF TOTAL              AMOUNT         OF TOTAL
                                          -------------------------------      --------------------------------
 Subject to discretionary withdrawal with
  market value adjustment                      $    8,912          0%            $   20,800             0%
 Subject to discretionary withdrawal at
  book value less surrender charge                755,300          8                794,881             9
 Subject to discretionary withdrawal at
  market value                                  2,454,845         27              1,803,057            20
 Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                  5,821,049         63              6,284,876            69
 Not subject to discretionary withdrawal
  provision                                       203,522          2                174,416             2
                                          -------------------------------      --------------------------------
                                                9,243,628        100%             9,078,030           100%
 Less reinsurance ceded                         2,372,495                         2,677,432
                                          ------------------                   ------------------
 Total policy reserves on annuities and
  deposit fund liabilities                     $6,871,134                        $6,400,598
                                          ==================                   ==================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                      1997            1996              1995
                                                            ---------------------------------------------------
Transfers as reported in the summary of operations of the
 separate accounts statement:
  Transfers to separate accounts                                    $281,095         $227,864          $133,386
  Transfers from separate accounts                                     9,819           75,172           104,219
                                                            ---------------------------------------------------
 Net transfers to separate accounts                                  271,276          152,692            29,167

 Reconciling adjustments  charges for investment
  manage-ment, administration fees and contract guarantees            26,204           19,093            13,814
                                                            ---------------------------------------------------
 Transfers as reported in the summary of operations of the
  life, accident and health annual statement                        $297,480         $171,785          $ 42,981
                                                            ===================================================

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                      GROSS        LOADING         NET
                                                  ----------------------------------------
DECEMBER 31, 1997
Life and annuity:
  Ordinary direct first year business                $ 2,316         $1,698        $   618
  Ordinary direct renewal business                    22,724          6,834         15,890
  Group life direct business                           1,523            646            877
  Reinsurance ceded                                   (1,464)           (81)        (1,383)
                                                  ----------------------------------------
                                                      25,099          9,097         16,002
 Accident and health:
  Direct                                                 148              -            148
  Reinsurance ceded                                      (49)             -            (49)
                                                  ----------------------------------------
 Total accident and health                                99              -             99
                                                  ----------------------------------------
                                                     $25,198         $9,097        $16,101
                                                  ========================================

 DECEMBER 31, 1996
 Life and annuity:
  Ordinary direct first year business                $ 2,657         $1,865        $   792
  Ordinary direct renewal business                    23,307          7,180         16,127
  Group life direct business                           1,788          1,195            593
  Reinsurance ceded                                   (1,706)          (438)        (1,268)
                                                  ----------------------------------------
                                                      26,046          9,802         16,244
 Accident and health:
  Direct                                                 104              -            104
  Reinsurance ceded                                       (3)             -             (3)
                                                 -----------------------------------------
 Total accident and health                               101              -            101
                                                  ----------------------------------------
                                                     $26,147         $9,802        $16,345
                                                  ========================================

At December 31, 1997 and 1996, the Company had insurance in force aggregating $69,271 and $69,251, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,128 and $1,252 to cover these deficiencies at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $501 was made for the year ended December 31, 1995, related to the change in reserve methodology.


7. DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.

The Company paid dividends to its parent of $62,000 and $20,000 in 1997 and 1996, respectively. No dividends were paid in 1995.


8. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $422, $1,056 and $942 for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $226, $297 and $465 for the years ended December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



8. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $62, $184 and $164 for the years ended December 31, 1997, 1996 and 1995, respectively.


9. RELATED PARTY TRANSACTIONS

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $18,705, $17,028 and $14,214, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.6% at December 31, 1997. During 1997, 1996 and 1995, the Company paid net interest of $1,188, $174 and $71, respectively, to affiliates.

During 1997 and 1995, the Company received capital contributions of $153 and $40,000, respectively, in cash from its parent.

At December 31, 1997, the Company has a $16,400 short-term note payable to an affiliate. Interest on this note accrues at 5.6%.

                          PFL Life Insurance Company

                            (Dollars in thousands)



9.  RELATED PARTY TRANSACTIONS (CONTINUED)

During 1995, the Company sold real estate with a book value of approximately $13,270 to an affiliated entity in exchange for a short-term note receivable. No gain was recognized on this sale. This note matured during 1996.

During the year ended December 31, 1995, the Company restructured demand notes and accrued interest of $13,250 and $745, respectively, related to an affiliate. The Company received 9,750 shares of preferred stock from the affiliate for satisfaction of debt. The Company realized a loss of $8,695 related to this transaction. At December 31, 1996 and 1995, the preferred stock related to this affiliate was deemed to have no value and an unrealized loss of $4,555 was recognized in 1995.


10. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $17,700 and $21,774 and an offsetting premium tax benefit of $7,984 and $8,752 at December 31, 1997 and 1996, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(975), $2,617 and $5,859 for December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



11. YEAR 2000 (UNAUDITED)

AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

Since the Year 2000 computer problem, and its resolution is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                          PFL Life Insurance Company

                      Summary of Investments - Other Than
                        Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 1997



SCHEDULE I

                                                                               AMOUNT AT WHICH
                                                                  MARKET         SHOWN IN THE
           TYPE OF INVESTMENT                   COST (1)           VALUE        BALANCE SHEET
-----------------------------------------------------------------------------------------------
 FIXED MATURITIES
Bonds:
 United States Government and
  government agencies and authorities          $1,325,817        $1,355,098       $1,325,817
 States, municipalities and political
  subdivisions                                    136,058           139,110          136,058
 Foreign governments                               51,407            51,154           51,407
 Public utilities                                 124,013           124,013          121,582
 All other corporate bonds                      3,275,849         3,377,152        3,278,280
Redeemable preferred stock                          2,750             8,029            2,750
                                           ----------------------------------------------------
Total fixed maturities                          4,915,894         5,054,556        4,915,894

EQUITY SECURITIES
Common stocks:
 Banks, trust and insurance                         7,593             9,046            9,046
 Industrial, miscellaneous and all other           36,263            41,330           41,330
                                           ----------------------------------------------------
Total equity securities                            43,856            50,376           50,376

Mortgage loans on real estate                     935,207                            935,207
Real estate                                        44,699                             44,699
Real estate acquired in satisfaction of
 debt                                              11,814                             11,814
Policy loans                                       57,136                             57,136
Other long-term investments                        29,864                             29,864
Cash and short-term investments                    23,939                             23,939
                                           --------------                      ----------------
Total investments                              $6,062,409                         $6,068,929
                                           ==============                      ================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                          PFL Life Insurance Company

                      Supplementary Insurance Information
                            (Dollars in thousands)



SCHEDULE III

                                             FUTURE POLICY                      POLICY AND
                                             BENEFITS AND       UNEARNED         CONTRACT
                                               EXPENSES         PREMIUMS        LIABILITIES
                                          --------------------------------------------------
YEAR ENDED DECEMBER 31, 1997
Individual life                               $  882,003        $      -         $ 8,550
Individual health                                 62,033           9,207          12,821
Group life and health                             88,211          11,892          44,977
Annuity                                        4,204,125               -               -
                                          --------------------------------------------------
                                              $5,236,372         $21,099         $66,348
                                          ==================================================

YEAR ENDED DECEMBER 31, 1996
Individual life                               $  734,350        $      -         $ 7,240
Individual health                                 39,219           8,680          13,631
Group life and health                             78,418          14,702          53,486
Annuity                                        4,408,419               -               -
                                          --------------------------------------------------
                                              $5,260,406         $23,382         $74,357
                                          ==================================================

YEAR ENDED DECEMBER 31, 1995
Individual life                               $  594,274        $      -         $ 6,066
Individual health                                 24,225           7,768          11,863
Group life and health                             67,994          16,662          58,813
Annuity                                        4,220,274               -
                                          --------------------------------------------------
                                              $4,906,767        $ 24,430         $76,742
                                          ==================================================

                    NET           BENEFITS, CLAIMS          OTHER
   PREMIUM       INVESTMENT     LOSSES AND SETTLEMENT     OPERATING        PREMIUMS
   REVENUE        INCOME*             EXPENSES             EXPENSES*       WRITTEN
----------------------------------------------------------------------------------------
$   200,175     $ 75,914           $  211,921             $ 36,185                 -
     63,548        5,934               37,706               29,216          $ 63,383
    146,694       11,888              103,581               91,568           143,580
    657,695      352,688              571,434              364,216                 -
----------------------------------------------------------------------
$ 1,068,112     $446,424           $  924,642             $521,185
======================================================================

$   202,082     $ 66,538           $  197,526             $ 38,067                 -
     55,871        5,263               32,903               29,511          $ 55,678
    174,781       12,877              105,459              122,953           171,320
    725,966      343,659              800,121              230,417                 -
----------------------------------------------------------------------
$ 1,158,700     $428,337           $1,136,009             $420,948
======================================================================

$   111,918     $ 49,929           $   97,065             $ 37,933                 -
     47,692        4,091               25,793               26,033          $ 47,690
    187,832       11,665              106,065              139,640           184,545
    921,452      327,000            1,116,768              114,164                 -
----------------------------------------------------------------------
$ 1,268,894     $392,685           $1,345,691             $317,770
======================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)



SCHEDULE IV

                                                              ASSUMED                     PERCENTAGE
                                             CEDED TO          FROM                       OF AMOUNT
                           GROSS              OTHER            OTHER          NET          ASSUMED
                           AMOUNT           COMPANIES         COMPANIES      AMOUNT        TO NET
                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER
 31, 1997
Life insurance in force      $5,025,027       $420,519       $ 35,486     $4,639,994        .8%
                           =========================================================================
Premiums:
 Individual life             $  201,691      $   3,554       $  2,038     $  200,175       1.0%
 Individual health               73,593         10,045              -         63,548         -
 Group life and health          339,269        192,575              -        146,694         -
 Annuity                        697,893         40,198              -        657,695         -
                           -------------------------------------------------------------------------
                             $1,312,446      $ 246,372       $  2,038     $1,068,112        .2%
                           =========================================================================
YEAR ENDED DECEMBER
 31, 1996
Life insurance in force      $4,863,416       $477,112        $30,685     $4,416,989        .7%
                           =========================================================================
Premiums:
 Individual life             $  204,144       $  3,858        $ 1,796     $  202,082        .9%
 Individual health               68,699         12,828              -         55,871         -
 Group life and health          390,296        215,515              -        174,781         -
 Annuity                        794,311         68,345              -        725,966         -
                           -------------------------------------------------------------------------
                             $1,457,450       $300,546        $ 1,796     $1,158,700        .2%
                           =========================================================================

YEAR ENDED DECEMBER
 31, 1995
Life insurance in force      $4,594,434       $468,811        $22,936     $4,148,559        .6%
                           =========================================================================
Premiums:
 Individual life             $  113,934       $  3,841        $ 1,825     $  111,918       1.6%
 Individual health               60,309         12,617              -         47,692         -
 Group life and health          408,097        220,265              -        187,832         -
 Annuity                      1,009,191         88,270            531        921,452       .05%
                           -------------------------------------------------------------------------
                             $1,591,531       $324,993        $ 2,356     $1,268,894        .2%
                           =========================================================================

PFL LIFE VARIABLE ANNUITY ACCOUNT A,
ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY
REPORT OF INDEPENDENT AUDITORS


The Board of Directors and Contract Owners
Atlas Portfolio Builder Variable Annuity
PFL Life Insurance Company


     We have audited the accompanying balance sheet of PFL Life Variable Annuity Account A as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for the period September 30, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1997 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Variable Annuity Account A at December 31, 1997, and the results of its operations and changes in its contract owners' equity for the period September 30, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.



Des Moines, Iowa
March 27, 1998

PFL LIFE VARIABLE ANNUITY ACCOUNT A,
ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY
BALANCE SHEET
December 31, 1997

                                                       Balanced                     Capital     Disciplined   Growth &      Quality
                                                        Growth       Small Cap    Appreciation     Stock       Income        Bond
                                           Total      Subaccount    Subaccount     Subaccount   Subaccount   Subaccount   Subaccount
                                           -----      ----------    ----------     ----------   ----------   ----------   ----------
ASSETS

Cash                                   $           1          -            -              -            -            -            1

Investments in mutual funds,
 at current market value (Note 2):
Atlas Insurance Trust:
   Balanced Growth Portfolio               3,413,366  3,413,366             -              -            -            -            -
Dreyfus Variable Investment Fund:
   Small Cap Portfolio                       374,163          -       374,163              -            -            -            -
   Capital Appreciation Portfolio            611,380          -             -        611,380            -            -            -
   Disciplined Stock Portfolio               251,965          -             -              -      251,965            -            -
   Growth & Income Portfolio                 200,150          -             -              -            -      200,150            -
   Quality Bond Portfolio                    387,019          -             -              -            -            -      387,019
Federated Insurance Series:
   Utility Fund II Portfolio                  72,983          -             -              -            -            -            -
   High Income Bond Fund II Portfolio        181,071          -             -              -            -            -            -
WRL Series Fund, Inc.:
   Global Portfolio                          672,827          -             -              -            -            -            -
   Growth Portfolio                          241,433          -             -              -            -            -            -
   Emerging Growth Portfolio                 118,975          -             -              -            -            -            -
Endeavor Series Trust:
Dreyfus Small Cap Value Portfolio            166,366          -             -              -            -            -            -
   Value Equity Portfolio                     92,727          -             -              -            -            -            -
   T. Rowe Price Equity Income Portfolio     302,140          -             -              -            -            -            -
   T. Rowe Price Growth Stock Portfolio      202,066          -             -              -            -            -            -
                                           ---------  ---------       -------      -------      -------        -------      -------
 Total investments in mutual funds         7,288,631  3,413,366       374,163      611,380      251,965        200,150      387,019
                                           ---------  ---------       -------      -------      -------        -------      -------
 Total Assets                          $   7,288,632  3,413,366       374,163      611,380      251,965        200,150      387,020
                                           =========  =========       =======      =======      =======        =======      =======

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities
 Contract terminations payable         $         73          34             4            6            3              3            -
                                          ---------   ---------       -------      -------      -------        -------      -------
 Total Liabilities                               73          34             4            6            3              3            -

Contract Owners' Equity
 Deferred annuity contracts terminable
  by owners (Note 3)                      7,288,559   3,413,332       374,159      611,374      251,962        200,147      387,020
                                          ---------   ---------       -------      -------      -------        -------      -------
                                          7,288,632   3,413,366       374,163      611,380      251,965        200,150      387,020
                                          =========   =========       =======      =======      =======        =======      =======
                                          Utility     High Income                              Emerging    Dreyfus Small    Value
                                          Fund II     Bond Fund II    Global       Growth       Growth       Cap Value     Equity
                                        Subaccount     Subaccount   Subaccount   Subaccount   Subaccount    Subaccount   Subaccount
                                        ----------     ----------   ----------   ----------   ----------    ----------   ----------
Assets

Cash                                             -              -            -            -            -         -          -

Investments in mutual funds,
 at current market value (Note 2):
Atlas Insurance Trust:
   Balanced Growth Portfolio                     -              -            -            -            -         -          -
Dreyfus Variable Investment Fund:
   Small Cap Portfolio                           -              -            -            -            -         -          -
   Capital Appreciation Portfolio                -              -            -            -            -         -          -
   Disciplined Stock Portfolio                   -              -            -            -            -         -          -
   Growth & Income Portfolio                     -              -            -            -            -         -          -
   Quality Bond Portfolio                        -              -            -            -            -         -          -
Federated Insurance Series:
   Utility Fund II Portfolio                72,983              -            -            -            -         -          -
   High Income Bond Fund II Portfolio            -        181,071            -            -            -         -          -
WRL Series Fund, Inc.:
   Global Portfolio                              -              -     672,827             -            -         -          -
   Growth Portfolio                              -              -           -       241,433            -         -          -
   Emerging Growth Portfolio                     -              -           -             -      118,975         -          -
Endeavor Series Trust:
   Dreyfus Small Cap Value Portfolio             -              -           -             -            -   166,366          -
   Value Equity Portfolio                        -              -           -             -            -         -     92,727
   T. Rowe Price Equity Income Portfolio         -              -           -             -            -         -          -
   T. Rowe Price Growth Stock Portfolio          -              -           -             -            -         -          -
                                       -----------        -------     -------       -------     --------   -------    -------
Total investments in mutual funds           72,983        181,071     672,827       241,433     118,975    166,366     92,727
                                       -----------        -------     -------       -------     -------    -------    -------
                                       -----------        -------     -------       -------     -------    -------    -------
Total Assets                           $    72,983        181,071     672,827       241,433     118,975    166,366     92,727
                                       ===========        =======     =======       =======     =======    =======    =======

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities
 Contract terminations payable                   4              1           3             2           2          -          1
                                       -----------        -------     -------       -------     -------    -------    -------
 Total Liabilities                               4              1           3             2           2          -          1

Contract Owners' Equity
 Deferred annuity contracts terminable
  by owners (Note 3)                   $    72,979        181,070     672,824       241,431     118,973    166,366     92,726
                                       -----------        -------     -------       -------     -------    -------    -------
                                            72,983        181,071     672,827       241,433     118,975    166,366     92,727
                                       ===========        =======     =======       =======     =======    =======    =======

                                                                          Equity Income            Growth Stock
                                                                           Subaccount               Subaccount
                                                                           ----------               ----------
Assets

Cash                                                                                -                        -

Investments in mutual funds,
 at current market value (Note 2):
Atlas Insurance Trust:
   Balanced Growth Portfolio                                                        -                        -
Dreyfus Variable Investment Fund:
   Small Cap Portfolio                                                              -                        -
   Capital Appreciation Portfolio                                                   -                        -
   Disciplined Stock Portfolio                                                      -                        -
   Growth & Income Portfolio                                                        -                        -
    Quality Bond Portfolio                                                          -                        -
Federated Insurance Series:
   Utility Fund II Portfolio                                                        -                        -
   High Income Bond Fund II Portfolio                                               -                        -
WRL Series Fund, Inc.:
   Global Portfolio                                                                 -                        -
   Growth Portfolio                                                                 -                        -
   Emerging Growth Portfolio                                                        -                        -
Endeavor Series Trust:
   Dreyfus Small Cap Value Portfolio                                                -                        -
   Value Equity Portfolio                                                           -                        -
   T. Rowe Price Equity Income Portfolio                                      302,140                        -
   T. Rowe Price Growth Stock Portfolio                                             -                  202,066
                                                                              -------                  -------
Total investments in mutual funds                                             302,140                  202,066
                                                                              -------                  -------
                                                                              -------                  -------
Total Assets                                                                  302,140                  202,066
                                                                              =======                  =======


LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities
 Contract terminations payable                                                      6                        4
                                                                              -------                  -------
 Total Liabilities                                                                  6                        4

Contract Owners' Equity
 Deferred annuity contracts terminable
                                                                              -------                  -------
  by owners (Note 3)                                                          302,134                  202,062
                                                                              -------                  -------
                                                                              302,140                  202,066
                                                                              =======                  =======

See accompanying Notes to Financial Statements

PFL LIFE VARIABLE ANNUITY ACCOUNT A,
ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY
STATEMENT OF OPERATIONS
Period From September 30, 1997 (commencement of operations) through December 31, 1997

                                                                Balanced                 Capital     Disciplined      Growth &
                                                                Growth     Small Cap  Appreciation     Stock          Income
                                                    Total     Subaccount  Subaccount   Subaccount   Subaccount      Subaccount
                                                    -----     ----------  ----------   ----------   ----------      ----------
Net Investment Income (Loss)

Income:
   Dividends                                    $   343,475      187,699       19,577      4,820        12,939         11,742
Expenses (Note 4):
     Mortality and expense risk charge               14,284        6,828          699      1,332           386            388
                                               ------------    ---------    ---------   --------    ----------     ----------
      Net Investment income (loss)             $    329,191      180,871       18,878      3,488        12,553         11,354
                                               ============    =========    =========   ========    ==========     ==========
Net Realized & Unrealized
 Capital Gain (Loss)
  From Investments

Net realized capital gain (loss) from
 sales of investments:
   Proceeds from sales                             118,763        8,265       23,533      1,253           105         10,071
   Cost of investments sold                        123,620        8,675       25,250      1,266           113         10,721
                                              ------------    ---------    ---------   --------    ----------     ----------
Net realized capital gain (loss) from
 sales of investments                              (4,857)        (410)       (1,717)      (13)           (8)          (650)

Net change in unrealized
 appreciation/depreciation
 of investments:
   Beginning of the period                               -            -            -          -             -              -
   End of the period                              (309,397)    (172,835)     (24,894)     3,890        (8,620)        (7,654)
                                              ------------    ---------    ---------   --------    ----------     ----------
      Net change in unrealized
       appreciation/depreciation
       of investments                             (309,397)    (172,835)     (24,894)      3,890        (8,620)        (7,654)
                                              ------------    ---------    ---------    --------    ----------     ----------
      Net realized and unrealized
       capital gain (loss)
       from investments                           (314,254)    (173,245)     (26,611)      3,877        (8,628)        (8,304)
                                              ------------    ---------    ---------    --------    ----------     ----------
Increase (Decrease) From Operations           $     14,937        7,626       (7,733)      7,365         3,925          3,050
                                              ============    =========    =========    ========    ==========     ==========

                                          Quality      Utility    High Income                            Emerging     Dreyfus Small
                                           Bond        Fund II    Bond Fund II   Global      Growth       Growth        Cap Value
                                         Subaccount   Subaccount   Subaccount  Subaccount  Subaccount   Subaccount     Subaccount
                                         ----------   ----------   ----------  ----------  ----------   ----------     ----------
Net Investment Income (Loss)

   Dividends                                 6,060             -           -       69,086      22,539        9,013              -
Expenses (Note 4):
     Mortality and expense risk charge         760           123         287        1,478         486          185            349
                                         ---------    ----------   ---------     --------    --------    ---------      ---------
      Net Investment income (loss)           5,300          (123)       (287)      67,608      22,053        8,828           (349)
                                         =========    ==========   =========     ========    ========    =========      =========
Net Realized & Unrealized
 Capital Gain (Loss)
  From Investments

Net realized capital gain (loss) from
 sales of investments:
   Proceeds from sales                      19,054        10,302       6,297        7,461       2,658         171          24,551
   Cost of investments sold                 19,085         9,562       6,226        8,622       2,846         196          25,999
                                         ---------    ----------   ---------     --------    --------    ---------      ---------
Net realized capital gain (loss) from
 sales of investments                         (31)          740          71       (1,161)       (188)        (25)         (1,448)

Net change in unrealized
 appreciation/depreciation
 of investments:
   Beginning of the period                       -             -           -            -           -           -               -
   End of the period                           (53)        4,981       2,304      (81,947)    (23,574)    (10,858)         (3,673)
                                         ---------    ----------   ---------     --------    --------    ---------      ---------
      Net change in unrealized
       appreciation/depreciation
       of investments                          (53)        4,981       2,304      (81,947)    (23,574)    (10,858)         (3,673)
                                         ---------    ----------   ---------     --------    --------    ---------      ---------
      Net realized and unrealized
       capital gain (loss)
       from investments                        (84)        5,721       2,375      (83,108)    (23,762)    (10,883)         (5,121)
                                         ---------    ----------   ---------     --------    --------    ---------      ---------
Increase (Decrease) From Operations          5,216         5,598       2,088      (15,500)     (1,709)     (2,055)         (5,470)
                                         =========    ==========   =========     ========    ========    ========       =========

                                                 Value
                                                 Equity     Equity Income      Growth Stock
                                               Subaccount    Subaccount         Subaccount
                                               ----------    ----------         ----------
Net Investment Income (Loss)

Income:
   Dividends                                           -              -                -
Expenses (Note 4):
     Mortality and expense risk charge               127            467              389
                                               ---------     ----------        ---------
      Net Investment income (loss)                  (127)          (467)            (389)
                                               =========     ==========        =========
Net Realized & Unrealized
 Capital Gain (Loss)
  From Investments

Net realized capital gain (loss) from
 sales of investments:
   Proceeds from sales                               170          1,107            3,765
   Cost of investments sold                          172          1,091            3,796
                                               ---------     ----------        ---------
Net realized capital gain (loss) from
 sales of investments                                (2)            16              (31)

Net change in unrealized
 appreciation/depreciation
 of investments:
   Beginning of the period                             -              -                -
   End of the period                               1,430          7,672            4,434
                                               ---------     ----------        ---------
      Net change in unrealized
       appreciation/depreciation
       of investments                              1,430          7,672            4,434
                                               ---------     ----------        ---------
      Net realized and unrealized
       capital gain (loss)
       from investments                            1,428          7,688            4,403
                                               ---------     ----------        ---------
Increase (Decrease) From Operations                1,301          7,221            4,014
                                               =========     ==========        =========

See accompanying Notes to Financial Statements.

PFL LIFE VARIABLE ANNUITY ACCOUNT A,
ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
PERIOD FROM SEPTEMBER 30, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997


                                                                              Balanced                     Capital      Disciplined
                                                                               Growth      Small Cap     Appreciation      Stock
                                                                Total        Subaccount    Subaccount     Subaccount     Subaccount
                                                              ----------     ----------    ----------     ----------    -----------
                                                                 1997           1997          1997          1997           1997
                                                                 ----           ----          ----          ----           ----
OPERATIONS

     Net investment income (loss)                             $  329,191         180,871      18,878          3,488      12,553
     Net realized capital gain (loss)                             (4,857)           (410)     (1,717)           (13)         (8)
     Net change in unrealized appreciation/
      depreciation of investments                               (309,397)       (172,835)    (24,894)         3,890      (8,620)
                                                              ----------      ----------   ---------     ----------    --------
     Increase (decrease) from operations                          14,937           7,626      (7,733)         7,365       3,925
                                                              ----------      ----------   ---------     ----------    --------

CONTRACT TRANSACTIONS

     Net contract purchase payments                            7,145,059       3,375,577       366,713        593,051   246,186
     Transfer payments from (to) other subaccounts
      or general account                                         149,734          31,091        16,080         11,940     2,835
     Contract terminations, withdrawals,
      and other deductions                                       (21,171)           (962)         (901)          (982)     (984)
                                                              ----------      ----------     ---------     ----------  --------
     Increase from contract transactions                       7,273,622       3,405,706       381,892        604,009   248,037
                                                              ----------      ----------     ---------     ----------  --------

                                                              ----------      ----------     ---------     ----------  --------
     Net increase in contract owners' equity                   7,288,559       3,413,332       374,159        611,374   251,962
                                                              ----------      ----------     ---------     ----------  --------

CONTRACT OWNERS' EQUITY

     Beginning of the period                                           -               -             -              -         -
                                                              ----------      ----------     ---------     ----------  --------

     End of the period                                        $7,288,559       3,413,332       374,159        611,374   251,962
                                                              ==========      ==========     =========     ==========  ========


                                                             Growth &          Quality         Utility
                                                              Income            Bond           Fund II
                                                            Subaccount       Subaccount       Subaccount
                                                            ----------       ----------       ----------
                                                               1997             1997             1997
                                                               ----             ----             ----
OPERATIONS

     Net investment income (loss)                               11,354         5,300              (123)
     Net realized capital gain (loss)                             (650)          (31)              740
     Net change in unrealized appreciation/
      depreciation of investments                               (7,654)          (53)            4,981
                                                            ----------      --------        ----------
     Increase (decrease) from operations                         3,050         5,216             5,598
                                                            ----------      --------        ----------

CONTRACT TRANSACTIONS

     Net contract purchase payments                            193,019       372,024            68,628
     Transfer payments from (to) other subaccounts
     or general account                                          5,038        17,404              (141)
     Contract terminations, withdrawals,
     and other deductions                                         (960)       (7,624)           (1,106)
                                                            ----------      --------        ----------
     Increase from contract transactions                       197,097       381,804            67,381
                                                            ----------      --------        ----------

                                                            ----------      --------        ----------
     Net increase in contract owners' equity                   200,147       387,020            72,979
                                                            ----------      --------        ----------

CONTRACT OWNERS' EQUITY

     Beginning of the period                                         -             -                 -
                                                            ----------      --------        ----------
     End of the period                                         200,147       387,020            72,979
                                                            ==========      ========        ==========

                                                 High Income                             Emerging   Dreyfus Small    Value
                                                 Bond Fund II    Global       Growth      Growth      Cap Value     Equity
                                                  Subaccount   Subaccount   Subaccount  Subaccount   Subaccount   Subaccount
                                               -----------------------------------------------------------------------------
                                                    1997          1997         1997         1997        1997         1997
                                                    ----          ----         ----         ----        ----         ----
OPERATIONS

     Net investment income (loss)                  $    (287)    67,608      22,053        8,828       (349)        (127)
     Net realized capital gain (loss)                     71     (1,161)       (188)         (25)    (1,448)          (2)
     Net change in unrealized appreciation/
      depreciation of investments                      2,304    (81,947)    (23,574)     (10,858)    (3,673)       1,430

                                                   ---------   --------    --------    ---------   --------     --------
     Increase (decrease) from operations               2,088    (15,500)     (1,709)      (2,055)    (5,470)       1,301
                                                   ---------   --------    --------    ---------   --------     --------

CONTRACT TRANSACTIONS

     Net contract purchase payments                  173,626    668,809     243,524      120,287    166,934       89,930
     Transfer payments from (to) other subaccounts
      or general account                               6,372     20,441         537        1,619      5,816        2,487
     Contract terminations, withdrawals,
      and other deductions                            (1,016)      (926)       (921)        (878)      (914)        (992)

                                                   ---------   --------    --------    ---------   --------     --------
     Increase from contract transactions             178,982    688,324     243,140      121,028    171,836       91,425
                                                   ---------   --------    --------    ---------   --------     --------

                                                   ---------   --------    --------    ---------   --------     --------
     Net increase in contract owners' equity         181,070    672,824     241,431      118,973    166,366       92,726
                                                   ---------   --------    --------    ---------   --------     --------
CONTRACT OWNERS' EQUITY

     Beginning of the period                               -          -           -            -          -            -
                                                   ---------   --------    --------    ---------   --------     --------

     End of the period                            $  181,070    672,824     241,431      118,973    166,366       92,726
                                                  ==========   ========    ========    =========   ========     ========

                                                      Equity Income  Growth Stock
                                                        Subaccount    Subaccount
                                                      -------------  ------------
                                                          1997          1997
                                                          ----          ----
OPERATIONS

     Net investment income (loss)                           (467)         (389)
     Net realized capital gain (loss)                         16           (31)
     Net change in unrealized appreciation/
      depreciation of investments                          7,672         4,434

                                                        --------      --------
     Increase (decrease) from operations                   7,221         4,014
                                                        --------      --------

CONTRACT TRANSACTIONS

     Net contract purchase payments                      278,237       188,514
     Transfer payments from (to) other subaccount
      or general account                                  17,690        10,525
     Contract terminations, withdrawals,
      and other deductions                                (1,014)         (991)

     Increase from contract                             --------      --------
     transactions                                        294,913       198,048
                                                        --------      --------
     Net increase in contract owners
                                                        --------      --------
     equity                                              302,134       202,062
                                                        --------      --------

CONTRACT OWNERS' EQUITY

     Beginning of the period                                   -             -
                                                        --------      --------

     End of the period                                   302,134       202,062
                                                        ========      ========

See accompanying Notes to Financial Statements.

PFL LIFE VARIABLE ANNUITY ACCOUNT A,
ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Organization --- The PFL Life Variable Annuity Account A ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

   The Subaccounts commenced operations on September 30, 1997. The investment manager of the Atlas Insurance Trust is Atlas Advisers, Inc. The investment manager of the Dreyfus Variable Investment Fund is The Dreyfus Corporation. The investment manager of the Federated Insurance Series is Federated Advisers, Inc. The investment manager of the WRL Series Fund Inc. is Western Reserve Life Assurance Co. of Ohio, an affiliate of PFL. The investment manager of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of PFL Life.

   The Mutual Funds Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

   Investments --- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Atlas Insurance Trust, Dreyfus Variable Investment Fund, Federated Insurance Series, WRL Series Fund, Inc., and the Endeavor Series Trust (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1997.

   Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners equity.

   Dividend Income --- Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

ALTAS PORTFOLIO BUILDER VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS

2. Investments
A summary of the mutual fund investment at December 31, 1997 follows:

                                                                         Net Asset Value
                                                             Number of      Per Share
                                                            Shares Held    (in dollars)   Market Value      Cost
                                                           ------------   ------------   -------------  ------------
   Atlas Insurance Trust:
     Balanced Growth Portfolio                              365,848.422   $  9.33        $  3,413,366   $  3,586,201
   Dreyfus Variable Investment Fund:
     Small Cap Portfolio                                      6,548.178     57.14             374,163        399,057
     Capital Appreciation Portfolio                          21,913.249     27.90             611,380        607,490
     Disciplined Stock Portfolio                             13,768.595     18.30             251,965        260,585
     Growth & Income Portfolio                                9,631.855     20.78             200,150        207,804
     Quality Bond Portfolio                                  32,993.947     11.73             387,019        387,072
   Federated Insurance Series:
     Utility Fund II Portfolio                                5,107.280     14.29              72,983         68,002
     High Income Bond Fund II Portfolio                      16,536.193     10.95             181,071        178,767
   WRL Series Fund, Inc.:
     Global Portfolio                                        35,331.330     19.043340         672,827        754,774
     Growth Portfolio                                         6,552.812     36.844201         241,433        265,007
     Emerging Growth Portfolio                                5,841.393     20.367602         118,975        129,833
   Endeavor Series Trust:
     Dreyfus Small Cap Value Portfolio                       10,138.095     16.41             166,366        170,039
     Value Equity Portfolio                                   4,479.579     20.70              92,727         91,297
     T. Rowe Price Equity Income Portfolio                   15,622.569     19.34             302,140        294,468
     T. Rowe Price Growth Stock Portfolio                     9,724.063     20.78             202,066        197,632
                                                                                         ============   ============
                                                                                         $  7,288,631   $  7,598,028
                                                                                         ============   ============

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                                        Commencement of Operations
                                                                                             to December 31,
                                                                                       ----------------------------
                                                                                                   1997
                                                                                       ----------------------------
                                                                                          Purchases       Sales
                                                                                       --------------   -----------
   Atlas Insurance Trust:
     Balanced Growth Portfolio                                                          $  3,594,876           8,265
   Dreyfus Variable Investment Fund:
     Small Cap Portfolio                                                                     424,307          23,533
     Capital Appreciation Portfolio                                                          608,756           1,253
     Disciplined Stock Portfolio                                                             260,698             105
     Growth & Income Portfolio                                                               218,525          10,071
     Quality Bond Portfolio                                                                  406,157          19,054
   Federated Insurance Series:
     Utility Fund II Portfolio                                                                77,564          10,302
     High Income Bond Fund II Portfolio                                                      184,993           6,297
   WRL Series Fund, Inc.:
     Global Portfolio                                                                        763,396           7,461
     Growth Portfolio                                                                        267,853           2,658
     Emerging Growth Portfolio                                                               130,029             171
   Endeavor Series Trust:
     Dreyfus Small Cap Value Portfolio                                                       196,038          24,551
     Value Equity Portfolio                                                                   91,469             170
     T. Rowe Price Equity Income Portfolio                                                   295,559           1,107
     T. Rowe Price Growth Stock Portfolio                                                    201,428           3,765
                                                                                       -------------    ------------
                                                                                        $  7,721,648         118,763
                                                                                       =============    ============

Atlas Portfolio Builder Variable Annuity
Notes to Financial Statements

3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1997 follows:

                                                Accumulation     Accumulation      Total
                                                 Units Owned      Unit Value    Contract Value
                                               ---------------- -------------- ----------------
   Balanced Growth                               3,469,693.985    $0.983756     $  3,413,332
   Small Cap                                       397,321.058     0.941704          374,159
   Capital Appreciation                            605,501.874     1.009698          611,374
   Disciplined Stock                               247,060.402     1.019838          251,962
   Growth & Income                                 201,499.858     0.993285          200,147
   Quality Bond                                    377,687.374     1.024710          387,020
   Utility Fund II                                  64,830.195     1.125700           72,979
   High Income Bond Fund II                        178,054.703     1.016935          181,070
   Global                                          704,269.755     0.955350          672,824
   Growth                                           12,277.088    19.665157          241,431
   Emerging Growth                                 126,110.341     0.943400          118,973
   Dreyfus Small Cap Value                          89,867.657     1.851229          166,366
   Value Equity                                     44,448.849     2.086130           92,726
   T Rowe Price Equity Income                      156,951.014     1.925022          302,134
   T Rowe Price Growth Stock                        98,880.797     2.043487          202,062
                                                                                ------------
                                                                                $  7,288,559
                                                                                ============

At December 31, 1997 contract owners' equity was comprised of:

                                                    Balanced                   Capital      Disciplined    Growth &      Quality
                                                     Growth      Small Cap   Appreciation      Stock        Income        Bond
                                         Total     Subaccount    Subaccount   Subaccount    Subaccount    Subaccount   Subaccount
                                         -----     ----------    ----------   ----------    ----------    ----------   ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains              $  7,597,956     3,586,167     399,053      607,484      260,582       207,801      387,073
Adjustment for appreciation/
 depreciation to market value            (309,397)     (172,835)    (24,894)       3,890       (8,620)       (7,654)         (53)
                                     ------------- ------------- ----------- ------------ ------------  ------------  -----------

 Total Contract Owners' Equity       $  7,288,559     3,413,332     374,159      611,374      251,962       200,147      387,020
                                     ============= ============= =========== ============ ============  ============  ===========
                                        Utility   High Income                              Emerging   Dreyfus Small     Value
                                        Fund II   Bond Fund II    Global       Growth       Growth      Cap Value      Equity
                                      Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                                     ------------ ------------ ------------ ------------ ------------ ------------- ------------
Unit transactions, accumulated
 net investment income and
 realized capital gains                    67,998     178,766      754,771     265,005      129,831      170,039         91,296
Adjustment for appreciation/
 depreciation to market value               4,981       2,304      (81,947)    (23,574)     (10,858)      (3,673)         1,430
                                     ------------ -----------  -----------  ----------   ----------   ----------  -------------

 Total Contract Owners' Equity             72,979     181,070      672,824     241,431      118,973      166,366         92,726
                                     ============ ===========  ===========  ==========   ==========   ==========  =============

                                         Equity Income           Equity Stock
                                          Subaccount              Subaccount
                                        --------------          --------------
Unit transactions, accumulated
 net investment income and
 realized capital gains                        294,462                197,628
Adjustment for appreciation/
 depreciation to market value                    7,672                  4,434
                                         --------------          -------------

 Total Contract Owners' Equity                 302,134                202,062
                                         ==============          =============

A summary of changes in contract owners' account units follows:

                                                Balanced                    Capital      Disciplined    Growth &      Quality
                                                 Growth       Small Cap   Appreciation      Stock        Income        Bond
                                               Subaccount     Subaccount   Subaccount     Subaccount   Subaccount   Subaccount
                                              ------------    ----------  ------------   -----------   ----------   ----------
Units outstanding at beginning of period                 -             -            -              -            -            -
Units purchased                                  3,438,739       383,032      595,851        245,153      197,428      368,060
Units redeemed and transferred                      30,955        14,289        9,651          1,907        4,072        9,627
                                              ------------    ----------  -----------   ------------   ----------   ----------
Units outstanding 12/31/97                       3,469,694       397,321      605,502        247,060      201,500      377,687
                                              ============    ==========  ===========   ============   ==========   ==========
                                                 Utility   High Income                              Emerging   Dreyfus Small
                                                 Fund II   Bond Fund II    Global       Growth       Growth      Cap Value
                                               Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                              ------------ ------------  ----------- ------------ ------------ ------------
Units outstanding at beginning of period                 -            -            -            -            -            -
Units purchased                                     65,726      172,718      685,142       12,308      125,702       88,064
Units redeemed and transferred                        (896)       5,337       19,128          (31)         408        1,804
                                              ------------ ------------  ----------- ------------ ------------ ------------
Units outstanding 12/31/97                          64,830      178,055      704,270       12,277      126,110       89,868
                                              ============ ============  =========== ============ ============ ============
                                                  Value
                                                 Equity    Equity Income  Growth Stock
                                               Subaccount   Subaccount     Subaccount
                                              ------------ -------------  -------------
Units outstanding at beginning of period                 -            -              -
Units purchased                                     43,737      148,169         93,998
Units redeemed and transferred                         712        8,782          4,883
                                              ------------ -------------  -------------
Units outstanding 12/31/97                          44,449      156,951         98,881
                                              ============ =============  =============

PFL LIFE VARIABLE ANNUITY ACCOUNT A,
ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS


4.   MORTALITY AND EXPENSES RISK CHARGE

     PFL Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owners' account as a charge for assuming certain mortality and expense risks. PFL Life also deducts a daily charge equal to an annual rate of 0.15% of the contract owners' account for administrative expenses.

5.   TAXES

     Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

6.   YEAR 2000 (UNAUDITED)

     PFL Life and its parent have adopted and have in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. PFL Life has begun to convert, remediate or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. PFL Life does not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, PFL Life has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on PFL Life.

     Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of PFL Life, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement. Note 4.

     (b)  Exhibits:

          (1) (a) Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

          (2)       Not Applicable.

          (3) (a) Form of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc.
                    Note 1.

            (a)(1) Form of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on behalf of the Mutual Fund Account and AFSG Securities Corporation. Note. 4.

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.
                    Note 4.

          (4) Form of Policy for the Atlas Portfolio Builder Variable Annuity. Note 3.

          (5) Form of Application for the Atlas Portfolio Builder Variable Annuity. Note 3.

          (6)  (a)  Articles of Incorporation of PFL Life
                    Insurance Company.  Note 1.

               (b)  ByLaws of PFL Life Insurance Company.  Note 1.

          (7)       Not Applicable.

          (8) (a) Participation Agreement by and between PFL Life Insurance Company and Atlas Insurance Trust. Note 4.

          (8)  (b)  Participation Agreement by and between PFL
                    Life Insurance Company and Dreyfus Variable
                    Investment Fund.  Note 1.

          (8)  (c) (1) Participation Agreement by and between PFL
                       Life Insurance Company and the Endeavor
                       Series Trust.
                       Note 2.

               (c) (2) Amended Schedule A to Participation Agreement.
                       Note 3.

          (8)  (d)     Participation Agreement by and between PFL
                       Life Insurance Company and Federated
                       Insurance Series.
                       Note 3.

          (8)  (e) (1) Participation Agreement by and between PFL
                       Life Insurance Company and WRL Series Funds,
                       Inc., and addendums thereof.
                       Note 4.

               (e) (2) Amended Schedule A to Participation Agreement.
                       Note 3.

          (9)       Opinion and Consent of Counsel.  Note 3.

          (10) (a)  Consent of Independent Auditors.  Note 4.

               (b)  Opinion and Consent of Actuary.  Note 4.

          (11)      Not applicable.

          (12)      Not applicable.

          (13)      Performance Data Calculations.  Note 3.

          (14)      Powers of Attorney.  Note 1.  (Patrick S. Baird, Craig D.
                    Vermie, William L. Busler, Patrick E. Falconio, Douglas C.
                    Kolsrud, Robert J. Kontz, Brenda K. Clancy.)



          ------------------------

          Note 1. Filed with initial Registration Statement on Form N-4 (File No. 333-26209) on April 30, 1997.


          Note 2. Incorporated by reference to the Endeavor Series Trust Post-Effective Amendment #14, Exhibit No. 6, (File No. 33-27352), filed on April 29, 1996.


          Note 3. Filed with Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-26209) on July 28, 1997.

          Note 4.   Filed herewith.

Item 25.               Directors and Officers of the Depositor

                                         Principal Positions
Name and                                 and Offices with
Business Address                         Depositor
----------------                         ---------

William L. Busler                        Director, Chairman of the Board and
4333 Edgewood Road N.E.                  President
Cedar Rapids, Iowa
52499-0001

Patrick S. Baird                         Director, Senior Vice President and
4333 Edgewood Road N.E.                  Chief Operating Officer
Cedar Rapids, Iowa
52499-0001

Craig D. Vermie                          Director, Vice President, Secretary
4333 Edgewood Road N.E.                  and Corporate Counsel
Cedar Rapids, Iowa
52499-0001

Douglas C. Kolsrud                       Director, Vice President and
4333 Edgewood Road N.E.                  Corporate Actuary
Cedar Rapids, Iowa
52499-0001

Patrick E. Falconio                      Director, Senior Vice President and
4333 Edgewood Road N.E.                  Chief Investment Officer
Cedar Rapids, Iowa
52499-0001

Robert J. Kontz                          Vice President and
4333 Edgewood Road N.E.                  Controller
Cedar Rapids, Iowa
52499-0001

Brenda K. Clancy                         Vice President, Treasurer and
4333 Edgewood Road N.E.                  Chief Financial Officer
Cedar Rapids, Iowa
52499-0001



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                         Jurisdication of                  Percent of Voting
Name                                       Incorporation                   Securities Owned                      Business
-------------------------------   -------------------------------   -------------------------------   ---------------------------

AEGON N.V.                        Netherlands                       53.63% of Vereniging              Holding company
                                  Corporation                       AEGON Netherlands
                                                                    Membership Association

Groninger Financieringen B.V.     Netherlands                       100% of AEGON N.V.                Holding company
                                  Corporation                       Netherlands Corporation

AEGON Netherland N.V.             Netherlands                       100% of AEGON N.V.                Holding company
                                  Corporation                       Netherlands Corporation

AEGON Nevak Holding B.V.          Netherlands                       100% of AEGON N.V.                Holding company
                                  Corporation                       Netherlands Corporation

AEGON International N.V.          Netherlands                       100% of AEGON N.V.                Holding company
                                  Corporation                       Netherlands Corporation

Voting Trust                      Delaware                                                            Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                Delaware                          100% of Voting Trust              Holding company
Corporation

Short Hills Management            New Jersey                        100% of AEGON U.S.                Holding company
Company                                                             Holding Corporation

CORPA Reinsurance                 New York                          100% of AEGON U.S.                Holding company
Company                                                             Holding Corporation

AEGON Management                  Indiana                           100% of AEGON U.S.                Holding company
Company                                                             Holding Corporation

RCC North America Inc.            Delaware                          100% of AEGON U.S.                Holding company
                                                                    Holding Corporation

AEGON USA, Inc.                   Iowa                              100% AEGON U.S.                   Holding company
                                                                    Holding Corporation

AUSA Holding Company              Maryland                          100% AEGON USA, Inc.              Holding company

Monumental General Insurance      Maryland                          100% AUSA Holding Co.             Holding company
Group, Inc.


Trip Mate Insurance Agency,       Kansas                            100% Monumental General           Sale/admin. of travel
 Inc.                                                               Insurance Group, Inc.             insurance

Monumental General                Maryland                          100% Monumental General           Provides management srvcs.
Administrators, Inc.                                                Insurance Group, Inc.             to unaffiliated third party
                                                                                                      administrator

Executive Management and          Maryland                          100% Monumental General           Provides actuarial consulting
Consultant Services, Inc.                                           Administrators, Inc.              services

Monumental General Mass           Maryland                          100% Monumental General           Marketing arm for sale of
Marketing, Inc.                                                     Insurance Group, Inc.             mass marketed insurance
                                                                                                      coverages

Diversified Investment            Delaware                          100% AUSA Holding Co.             Registered investment advisor
Advisors, Inc.

Diversified Investors             Delaware                          100% Diversified Investment       Broker-Dealer
 Securities Corp.                                                   Advsiors, Inc.

AEGON USA Securities, Inc.        Iowa                              100% AUSA Holding Co.             Broker-Dealer

Supplemental Ins. Division,       Tennessee                         100% AUSA Holding Co.             Insurance
 Inc.

Creditor Resources, Inc.          Michigan                          100% AUSA Holding Co.             Credit insurance

CRC Creditor Resources            Canada                            100% Creditor Resources, Inc.     Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment              Iowa                              100% AUSA Holding Co.             Investment advisor
Management, Inc.

AEGON USA Realty                  Iowa                              100% AUSA Holding Co.             Provides real estate
Advisors, Inc.                                                                                        administrative and real
                                                                                                      estate investment services

Quantra Corporation               Delaware                          100% AEGON USA Realty             Real estate and financial
                                                                    Advisors, Inc.                    software production and sales

Quantra Software Corporation      Delaware                          100% Quantra Corporation          Manufacture and sell
                                                                                                      mortgage loan and security
                                                                                                      management software

Landauer Realty Advisors, Inc.    Iowa                              100% AEGON USA Realty             Real estate counseling
                                                                    Advisors, Inc.

Landauer Associates, Inc.         Delaware                          100% AEGON USA Realty             Real estate counseling
                                                                    Advisors, Inc.

Realty Information Systems,       Iowa                              100% AEGON USA Realty             Information Systems for
 Inc.                                                               Advisors, Inc.                    real estate investment
                                                                                                      management

AEGON USA Realty                  Iowa                              100% AEGON USA                    Real estate management
Management, Inc                                                     Realty Advisors, Inc.

USP Real Estate Investment        Iowa                              21.89% First AUSA Life Ins. Co.   Real estate investment trust
 Trust                                                              13.11% PFL Life Ins. Co.
                                                                    4.86% Bankers United Life
                                                                    Assurance Co.

Cedar Income Fund, Ltd.           Iowa                              16.73% PFL Life Ins. Co.          Real estate investment trust
                                                                    3.77% Bankers United Life
                                                                          Assurance Company
                                                                    3.38% Life Investors Co. of America
                                                                    1.97% AEGON USA Realty Advisors, Inc.
                                                                     .18% First AUSA Life Ins. Co.

RCC Properties Limited            Iowa                              AEGON USA Realty Advisors,        Limited Partnership
Partnership                                                         Inc. is General Partner and 5%
                                                                    owner.

AUSA Financial Markets, Inc.      Iowa                              100% AUSA Holding Co.             Marketing

Endeavor Investment Advisors      California                        49.9% AUSA Financial              General Partnership
                                                                    Markets, Inc.

Universal Benefits Corporation    Iowa                              100% AUSA Holding Co.             Third party administrator

Investors Warranty of             Iowa                              100% AUSA Holding Co.             Provider of automobile
America, Inc.                                                                                         extended maintenance
                                                                                                      contracts

Massachusetts Fidelity Trust      Iowa                              100% AUSA Holding Co.             Trust company
 Co.

Money Services, Inc.              Delaware                          100% AUSA Holding Co.             Provides financial counseling
                                                                                                      for employees and agents of
                                                                                                      affiliated companies

Zahorik Company, Inc.             California                        100% AUSA Holding Co.             Broker-Dealer

ZCI, Inc.                         Alabama                           100% Zahorik Company, Inc.        Insurance agency

AEGON Asset Management            Delaware                          100% AUSA Holding Co.             Registered investment advisor
Services, Inc.

Intersecurities, Inc.             Delaware                          100% AUSA Holding Co.             Broker-Dealer

ISI Insurance Agency, Inc.        California                        100% Intersecurities, Inc.        Insurance agency

ISI Insurance Agency              Ohio                              100% ISI Insurance Agency, Inc.   Insurance agency
of Ohio, Inc.

ISI Insurance Agency              Texas                             100% ISI Insurance Agency, Inc.   Insurance agency
of Texas, Inc.

ISI Insurance Agency              Massachusetts                     100% ISI Insurance Agency Inc.    Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial      Michigan                          100% Intersecurities, Inc.        Holding co./management
Group, Inc.                                                                                           services

Mariner Financial Services,       Michigan                          100% Associated Mariner           Broker/Dealer
 Inc.                                                               Financial Group, Inc.

Mariner Planning Corporation      Michigan                          100% Mariner Financial            Financial planning
                                                                    Services, Inc.

Associated Mariner Agency, Inc.   Michigan                          100% Associated Mariner           Insurance agency
                                                                    Financial Group, Inc.

Associated Mariner Agency         Hawaii                            100% Associated Mariner           Insurance agency
of Hawaii, Inc.                                                     Agency, Inc.

Associated Mariner Ins. Agency    Massachusetts                     100% Associated Mariner           Insurance agency
of Massachusetts, Inc.                                              Agency, Inc.

Associated Mariner Agency         Ohio                              100% Associated Mariner           Insurance agency
Ohio, Inc.                                                          Agency, Inc.

Associated Mariner Agency         Texas                             100% Associated Mariner           Insurance agency
Texas, Inc.                                                         Agency, Inc.

Associated Mariner Agency         New Mexico                        100% Associated Mariner           Insurance agency
New Mexico, Inc.                                                    Agency, Inc.

Mariner Mortgage Corp.            Michigan                          100% Associated Mariner           Mortgage origination
                                                                    Financial Group, Inc.

Idex Investor Services, Inc.      Florida                           100% AUSA Holding Co.             Shareholder services

Idex Management, Inc.             Delaware                          50% AUSA Holding Co.              Investment advisor
                                                                    50% Janus Capital Corp.

IDEX II Series Fund               Massachusetts                     Various                           Mutual fund

IDEX Fund                         Massachusetts                     Various                           Mutual fund

IDEX Fund 3                       Massachusetts                     Various                           Mutual fund

First AUSA Life Insurance         Maryland                          100% AEGON USA, Inc.              Insurance holding company
Company

AUSA Life Insurance               New York                          100% First AUSA Life              Insurance
Company, Inc.                                                       Insurance Company

Life Investors Insurance          Iowa                              100% First AUSA Life Ins. Co.     Insurance
Company of America

Bankers United Life               Iowa                              100% Life Investors Ins.          Insurance
Assurance Company                                                   Company of America

Life Investors Agency             Iowa                              100% Life Investors Ins.          Marketing
Group, Inc.                                                         Company of America

PFL Life Insurance Company        Iowa                              100% First AUSA Life Ins. Co.     Insurance

AEGON Financial Services          Minnesota                         100% PFL Life Insurance Co.       Marketing
Group, Inc.

AEGON Assignment Corporation      Kentucky                          100% AEGON Financial              Administrator of structured
                                                                    Services Group, Inc.              settlements

Southwest Equity Life Ins. Co.    Arizona                           100% of Common Voting Stock       Insurance
                                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance      Arizona                           100% of Common Voting Stock       Insurance
 Co.                                                                First AUSA Life Ins. Co.

Western Reserve Life Assurance    Ohio                              100% First AUSA Life Ins. Co.     Insurance
Co. of Ohio

WRL Series Fund, Inc.             Maryland                          Various                           Mutual fund

WRL Investment Services, Inc.     Florida                           100% Western Reserve Life         Provides administration for
                                                                    Assurance Co. of Ohio             affiliated mutual fund

WRL Investment                    Florida                           100% Western Reserve Life         Registered investment advisor
Management, Inc.                                                    Assurance Co. of Ohio

Monumental Life Insurance Co.     Maryland                          100% First AUSA Life Ins. Co.     Insurance

AEGON Special Markets             Maryland                          100% Monumental Life Ins. Co.     Marketing
Group, Inc.

Monumental General Casualty Co.   Maryland                          100% First AUSA Life Ins. Co.     Insurance

United Financial Services, Inc.   Maryland                          100% First AUSA Life Ins. Co.     General agency

Bankers Financial Life Ins. Co.   Arizona                           100% First AUSA Life Ins. Co.     Insurance

The Whitestone Corporation        Maryland                          100% First AUSA Life Ins. Co.     Insurance agency

Cadet Holding Corp.               Iowa                              100% First AUSA Life              Holding company
                                                                    Insurance Company

Commonwealth General              Delaware                          100% AEGON USA                    Holding company
Corporation ("CGC")

PB Series Trust                   Massachusetts                     N/A                               Mutual fund

Monumental Agency Group, Inc.     Kentucky                          100%  CGC                         Provider of srvcs. to ins.
                                                                                                      cos.

Benefit Plans, Inc.               Delaware                          100% CGC                          TPA for Peoples Security Life
                                                                                                      Insurance Company
Durco Agency, Inc.                Virginia                          100% Benefit Plans, Inc.          General agent

Commonwealth General.             Kentucky                          100% CGC                          Administrator of structured
Assignment Corporation                                                                                settlements

Providian Financial Services,     Pennsylvania                      100% CGC                          Financial services
 Inc.

AFSG  Securities Corporation      Pennsylvania                      100% CGC                          Broker-Dealer

PB Investment Advisors, Inc.      Delaware                          100% CGC                          Registered investment advisor

Diversified Financial Products    Delaware                          100% CGC                          Provider of investment,
 Inc.                                                                                                 marketing and admin.
                                                                                                      services to ins. cos.

AEGON USA Real Estate             Delaware                          100% Diversified Financial        Real estate and mortgage
Services, Inc.                                                      Products Inc.,                    holding company

Capital Real Estate               Delaware                          100% CGC                          Furniture and equiment lessor
Development Corporation

Capital General Development       Delaware                          100% CGC                          Holding company
Corporation

Commonwealth Life                 Kentucky                          100% Capital General              Insurance company
Insurance Company                                                   Development Corporation

Agency Holding I, Inc.            Delaware                          100%Commonwealth Life             Investment subsidiary
                                                                    Insurance Company

Agency Investments I, Inc.        Delaware                          100% Agency Holding I, Inc.       Investment subsidiary

Peoples Security Life             North Carolina                    100% Capital General              Insurance company
Insurance Company                                                   Development Corporation

Ammest Realty Corporation         Texas                             100% Peoples Security Life        Special purpose subsidiary
                                                                    Insurance Company

Agency Holding II, Inc.           Delaware                          100% Peoples Security Life        Investment subsidiary
                                                                    Insurance Company

Agency Investments II, Inc.       Delaware                          100% Agency Holding II, Inc.      Investment subsidiary

Agency Holding III, Inc.          Delaware                          100% Peoples Security Life        Investment subsidiary
                                                                    Insurance Company

Agency Investments III, Inc.      Delaware                          100% Agency Holding III, Inc.     Investment subsidiary

JMH Operating Company, Inc.       Mississippi                       100% Peoples Security Life        Real estate holdings
                                                                    Insurance Company

Capital Security Life Ins. Co.    North Carolina                    100% Capital General              Insurance company
                                                                    Development Corporation

Independence Automobile           Florida                           100% Capital Security             Automobile Club
Association, Inc.                                                   Life Insurance Company

Independence Automobile           Georgia                           100% Capital Security             Automobile Club
Club, Inc.                                                          Life Insurance Company

Capital 200 Block Corporation     Delaware                          100% CGC                          Real estate holdings

Capital Broadway Corporation      Kentucky                          100% CGC                          Real estate holdings

Southlife, Inc.                   Tennessee                         100% CGC                          Investment subsidiary

Ampac Insurance Agency, Inc.      Pennsylvania                      100% CGC                          Provider of management
(EIN 23-1720755)                                                                                      support services

National Home Life Corporation    Pennsylvania                      100% Ampac Insurance              Special-purpose subsidiary
                                                                    Agency, Inc.


Compass Rose Development          Pennsylvania                      100% Ampac Insurance              Special-purpose subsidiary
Corporation                                                         Agency, Inc.

Association Consultants, Inc.     Illinois                          100% Ampac Insurance              TPA license-holder
                                                                    Agency, Inc.

Valley Forge Associates, Inc.     Pennsylvania                      100% Ampac Insurance              Furniture & equipment lessor
                                                                    Agency, Inc.

Veterans Benefits Plans, Inc.     Pennsylvania                      100% Ampac Insurance              Administator of group
                                                                    Agency, Inc.                      insurance programs

Veterans Insurance Services,      Delaware                          100% Ampac Insurance              Special-purpose subsidiary
 Inc.                                                               Agency, Inc.

Financial Planning Services,      Dist. Columbia                    100% Ampac Insurance              Special-purpose subsidiary
 Inc.                                                               Agency, Inc.

Providian Auto and Home           Missouri                          100% CGC                          Insurance company
Insurance Company

Academy Insurance Group, Inc.     Delaware                          100% CGC                          Holding company

Academy Life Insurance Co.        Missouri                          100% Academy Insurance            Insurance company
                                                                    Group, Inc.

Pension Life Insurance            New Jersey                        100% Academy Insurance            Insurance company
Company of America                                                  Group, Inc.

Academy Services, Inc.            Delaware                          100% Academy Insurance            Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Development Corp. Inc.     Kansas                            100% Academy Insurance            Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Insurance Agency, Inc.     California                        100% Academy Insurance            General agent
                                                                    Group, Inc.

Ammest Massachusetts              Massachusetts                     100% Academy Insurance            Special-purpose subsidiary
Insurance Agency, Inc.                                              Group, Inc.

Ammest Realty, Inc.               Pennsylvania                      100% Academy Insurance            Special-purpose subsidiary
                                                                    Group, Inc.

Ampac,  Inc.                      Texas                             100% Academy Insurance            Managing general agent
                                                                    Group, Inc.

Ampac Insurance Agency, Inc.      Pennsylvania                      100% Academy Insurance            Special-purpose subsidiary
(EIN 23-2364438)                                                    Group, Inc.

Data/Mark Services, Inc.          Delaware                          100% Academy Insurance            Provider of mgmt. services
                                                                    Group, Inc.

Force Financial Group, Inc.       Delaware                          100% Academy Insurance            Special-purpose subsidiary
                                                                    Group, Inc.

Force Financial Services, Inc.    Massachusetts                     100% Force Fin. Group, Inc.       Special-purpose subsidiary

Military Associates, Inc.         Pennsylvania                      100% Academy Insurance            Special-purpose subsidiary
                                                                    Group, Inc.

NCOA Motor Club, Inc.             Georgia                           100% Academy Insurance            Automobile club
                                                                    Group, Inc.

NCOAA Management Company          Texas                             100% Academy Insurance            Special-purpose subsidiary
                                                                    Group, Inc.

Unicom Administrative             Pennsylvania                      100% Academy Insurance            Provider of admin. services
Services, Inc.                                                      Group, Inc.

Unicom Administrative             Germany                           100%Unicom Administrative         Provider of admin. servcies
Services, GmbH                                                      Services, Inc.

Providian Property and Casualty   Kentucky                          100% Providian Auto and           Insurance company
Insurance Company                                                   Home Insurance Company

Providian Fire Insurance Co.      Kentucky                          100% Providian Property           Insurance company
                                                                    and Casualty Insurance Co.

Capital Liberty, L.P.             Delaware                          79.2% Commonwealth Life           Holding Company
                                                                    Insurance Company
                                                                    19.8% Peoples Security Life
                                                                    Insurance Company
                                                                    1% CGC

Commonwealth General LLC          Turks &                           100% CGC                          Special-purpose subsidiary
                                  Caicos Islands

Providian Life and Health         Missouri                          3.7% CGC                          Insurance company
Insurance Company                                                   15.3% Peoples Security Life
                                                                    Insurance Company
                                                                    20% Capital Liberty, L.P.
                                                                    61% Commonwealth Life
                                                                    Insurance Company

Veterans Life Insurance Co.       Illinois                          100% Providian Life and           Insurance company
                                                                    Health Insurance Company

Peoples Benefit Services, Inc.    Pennsylvania                      100% Veterans Life Ins. Co.       Special-purpose subsidiary

First Providian Life and          New York                          100% Veterans Life Ins. Co.       Insurance Company
Health Insurance Company

Item 27.  Number of Contract Owners.

          As of December 31, 1997, there were 267 Owners of the Policies.

Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

             AFSG Securities Corporation
             4333 Edgewood Road N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:


Larry N. Norman                        Sarah J. Strange
Director and President                 Director and Vice President

Harvey E. Willis                       Brenda K. Clancy
Vice President and Secretary           Vice President

Lisa Wachendorf                        Michael G. Ayers
Compliance Officer                     Treasurer/Controller

Debra C. Cubero                        Colleen S. Lyons
Vice President                         Assistant Secretary

Gregory J. Garvin                      John F. Reesor
Vice President                         Assistant Secretary

Michael F. Lane
Vice President

Anne Spaes
Vice President

--------------------

The principal business address of each person listed is ASFG Securities Corporation, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AEGON USA Securities, Inc., the former broker-dealer and/or the broker-dealers received $628,439.24 from the Registrant during the last fiscal year for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

Prior to May 1, 1998, AEGON USA Securities, Inc. served as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc., life insurance company affiliates of AEGON USA Securities, Inc.. As of May 1, 1998, AFSG Securities Corporation will serve as the principal underwriter for the above named Accounts. AFSG Securities Corporation also serves as principal underwriter for the Separate Account I, Separate Account II, and Separate Account V of Providian Life and Health Insurance Company, and for Separate Account C of First Providian Life and Health Insurance Company.

Item 30.  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
     (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

(d) PFL Life Insurance Company hereby represents that the fees and changes deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

Section 403(b) Representations
------------------------------

PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 20th day of April, 1998.


                                            PFL LIFE VARIABLE
                                            ANNUITY ACCOUNT A

                                            PFL LIFE INSURANCE COMPANY
                                            Depositor

                                            /s/  William L. Busler
                                            ------------------------------------
                                            William L. Busler
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                          Title                             Date
----------                          -----                             ----

/s/  Patrick S. Baird              Director                      April 20, 1998
---------------------------
Patrick S. Baird


/s/  Craig D. Vermie               Director                      April 20, 1998
---------------------------
Craig D. Vermie


/s/  William L. Busler             Director                      April 20, 1998
---------------------------
William L. Busler          (Principal Executive Officer)


/s/  Patrick E. Falconio           Director                      April 20, 1998
---------------------------
Patrick E. Falconio


/s/  Douglas C. Kolsrud            Director                      April 20, 1998
---------------------------
Douglas C. Kolsrud


/s/  Robert J. Kontz               Vice President and            April 20, 1998
---------------------------        Corporate Controller
Robert J. Kontz


/s/  Brenda K. Clancy              Treasurer                     April 20, 1998
---------------------------
Brenda K. Clancy

                                                              Registration No.
                                                                     333 - 26209



                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                ---------------

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                      PFL LIFE VARIABLE ANNUITY ACCOUNT A

                                ---------------

                                 EXHIBIT INDEX
                                 -------------


EXHIBIT NO.                           DESCRIPTION OF EXHIBIT          PAGE NO./*/
-----------------------------   -----------------------------------   -----------
(3)(a)(1)                       Form of Principal Distribution
                                Agreement by and between PFL Life
                                Insurance Company on its own
                                behalf and on behalf of the Mutual
                                Fund Account, and AFSG Securities
                                Corporation.

(3)(b)                          Form of Broker/Dealer Supervision
                                and Sales Agreement by and between
                                AFSG Securities Corporation and
                                the Broker/Dealer.

(8)(a)                          Participation Agreement by and
                                between PFL Life Insurance Company
                                and Atlas Insurance Trust.

(8)(e)(1)                       Participation Agreement by and
                                between PFL Life Insurance Company
                                and WRL Series Funds, Inc.

(10)(a)                         Consent of Independent Auditors.

(10)(b)                         Opinion and Consent of Actuary.

--------------

/*/ Page numbers included only in manually executed original.